MainStay Defensive ETF Allocation Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Investment Companies 96.0%
Equity Funds 22.2%
iShares Core MSCI EAFE ETF	8,571	$ 647,539
iShares Core S&P Mid-Cap ETF	125	33,714
iShares Core S&P Small-Cap ETF	290	31,975
iShares MSCI EAFE Small-Cap ETF	1,190	89,774
Schwab U.S. Mid-Cap ETF	912	71,373
Schwab U.S. Small-Cap ETF	1,827	185,240
VanEck Vectors Gold Miners ETF	3,649	127,423
Vanguard Mega Cap Value ETF	5,219	525,814
Vanguard Mid-Cap ETF (a)	1,013	243,596
Total Equity Funds (Cost $1,662,324)		1,956,448
Fixed Income Funds 73.8%
Invesco Senior Loan ETF (a)	34,997	770,984
iShares 0-5 Year High Yield Corporate Bond ETF	17,874	819,523
iShares Broad USD High Yield Corporate Bond ETF	4,069	169,474
iShares Broad USD Investment Grade Corporate Bond ETF	15,290	936,512
iShares Core U.S. Aggregate Bond ETF	16,113	1,876,520
Schwab U.S. Aggregate Bond ETF	34,057	1,876,200
Vanguard Short-Term Bond ETF	552	45,479
Total Fixed Income Funds (Cost $6,437,148)		6,494,692
Total Investment Companies (Cost $8,099,472)		8,451,140
Short-Term Investments 13.7%
Affiliated Investment Company 4.1%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	354,519	354,519
Unaffiliated Investment Company 9.6%
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	845,105	845,105
Total Short-Term Investments (Cost $1,199,624)		1,199,624
Total Investments (Cost $9,299,096)	109.7%	9,650,764
Other Assets, Less Liabilities	(9.7)	(849,653)
Net Assets	100.0%	$ 8,801,111

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $827,099. The Fund received cash collateral with a value of $845,105.
(b)	Current yield as of July 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 1,956,448	$ —	$ —	$ 1,956,448
Fixed Income Funds	6,494,692	—	—	6,494,692
Total Investment Companies	8,451,140	—	—	8,451,140
Short-Term Investments
Affiliated Investment Company	354,519	—	—	354,519
Unaffiliated Investment Company	845,105	—	—	845,105
Total Short-Term Investments	1,199,624	—	—	1,199,624
Total Investments in Securities	$ 9,650,764	$ —	$ —	$ 9,650,764

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Conservative ETF Allocation Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Investment Companies 96.7%
Equity Funds 42.1%
iShares Core MSCI EAFE ETF	46,916	$ 3,544,504
iShares Core MSCI Emerging Markets ETF	6,691	422,938
iShares Core S&P Mid-Cap ETF	825	222,511
iShares Core S&P Small-Cap ETF	1,435	158,223
iShares MSCI EAFE Small-Cap ETF	3,878	292,556
Schwab U.S. Mid-Cap ETF	6,344	496,481
Schwab U.S. Small-Cap ETF (a)	13,004	1,318,476
VanEck Vectors Gold Miners ETF	11,268	393,479
Vanguard Mega Cap ETF (a)	14,045	2,193,127
Vanguard Mega Cap Value ETF	17,502	1,763,326
Vanguard Mid-Cap ETF	6,831	1,642,651
Total Equity Funds (Cost $10,705,598)		12,448,272
Fixed Income Funds 54.6%
Invesco Senior Loan ETF (a)	85,819	1,890,592
iShares 0-5 Year High Yield Corporate Bond ETF (a)	44,729	2,050,825
iShares Broad USD High Yield Corporate Bond ETF (a)	13,943	580,726
iShares Broad USD Investment Grade Corporate Bond ETF	37,553	2,300,121
iShares Core U.S. Aggregate Bond ETF	39,369	4,584,914
Schwab U.S. Aggregate Bond ETF (a)	83,185	4,582,662
Vanguard Short-Term Bond ETF	1,714	141,216
Total Fixed Income Funds (Cost $16,018,004)		16,131,056
Total Investment Companies (Cost $26,723,602)		28,579,328
Short-Term Investments 16.7%
Affiliated Investment Company 3.8%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	1,107,436	1,107,436
Unaffiliated Investment Companies 12.9%
BlackRock Liquidity FedFund, 0.025% (b)(c)	842,019	842,019
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	2,979,814	2,979,814
Total Unaffiliated Investment Companies (Cost $3,821,833)		3,821,833
Total Short-Term Investments (Cost $4,929,269)		4,929,269
Total Investments (Cost $31,652,871)	113.4%	33,508,597
Other Assets, Less Liabilities	(13.4)	(3,957,125)
Net Assets	100.0%	$ 29,551,472

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $3,738,787. The Fund received cash collateral with a value of $3,821,833.
(b)	Current yield as of July 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 12,448,272	$ —	$ —	$ 12,448,272
Fixed Income Funds	16,131,056	—	—	16,131,056
Total Investment Companies	28,579,328	—	—	28,579,328
Short-Term Investments
Affiliated Investment Company	1,107,436	—	—	1,107,436
Unaffiliated Investment Companies	3,821,833	—	—	3,821,833
Total Short-Term Investments	4,929,269	—	—	4,929,269
Total Investments in Securities	$ 33,508,597	$ —	$ —	$ 33,508,597

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Moderate ETF Allocation Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Investment Companies 97.2%
Equity Funds 62.2%
iShares Core MSCI EAFE ETF	149,879	$ 11,323,358
iShares Core MSCI Emerging Markets ETF	28,131	1,778,160
iShares Core S&P Mid-Cap ETF	3,208	865,230
iShares Core S&P Small-Cap ETF	3,531	389,328
iShares MSCI EAFE Small-Cap ETF	9,388	708,231
Schwab U.S. Mid-Cap ETF (a)	24,819	1,942,335
Schwab U.S. Small-Cap ETF (a)	31,295	3,173,000
VanEck Vectors Gold Miners ETF	29,678	1,036,356
Vanguard Mega Cap ETF (a)	78,919	12,323,202
Vanguard Mega Cap Value ETF	42,122	4,243,791
Vanguard Mid-Cap ETF (a)	26,751	6,432,813
Total Equity Funds (Cost $38,196,278)		44,215,804
Fixed Income Funds 35.0%
Invesco Senior Loan ETF (a)	127,913	2,817,924
iShares 0-5 Year High Yield Corporate Bond ETF	69,454	3,184,466
iShares Broad USD High Yield Corporate Bond ETF (a)	33,945	1,413,809
iShares Broad USD Investment Grade Corporate Bond ETF	55,688	3,410,890
iShares Core U.S. Aggregate Bond ETF	58,642	6,829,447
Schwab U.S. Aggregate Bond ETF	123,935	6,827,579
Vanguard Short-Term Bond ETF	4,290	353,453
Total Fixed Income Funds (Cost $24,664,706)		24,837,568
Total Investment Companies (Cost $62,860,984)		69,053,372
Short-Term Investments 11.7%
Affiliated Investment Company 3.7%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	2,627,273	2,627,273
Unaffiliated Investment Companies 8.0%
BlackRock Liquidity FedFund, 0.025% (b)(c)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	4,687,887	4,687,887
Total Unaffiliated Investment Companies (Cost $5,687,887)		5,687,887
Total Short-Term Investments (Cost $8,315,160)		8,315,160
Total Investments (Cost $71,176,144)	108.9%	77,368,532
Other Assets, Less Liabilities	(8.9)	(6,332,893)
Net Assets	100.0%	$ 71,035,639

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $5,558,491. The Fund received cash collateral with a value of $5,687,887.
(b)	Current yield as of July 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 44,215,804	$ —	$ —	$ 44,215,804
Fixed Income Funds	24,837,568	—	—	24,837,568
Total Investment Companies	69,053,372	—	—	69,053,372
Short-Term Investments
Affiliated Investment Company	2,627,273	—	—	2,627,273
Unaffiliated Investment Companies	5,687,887	—	—	5,687,887
Total Short-Term Investments	8,315,160	—	—	8,315,160
Total Investments in Securities	$ 77,368,532	$ —	$ —	$ 77,368,532

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Growth ETF Allocation Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Investment Companies 96.7%
Equity Funds 82.1%
iShares Core MSCI EAFE ETF	108,459	$ 8,194,078
iShares Core MSCI Emerging Markets ETF	22,944	1,450,290
iShares Core S&P Mid-Cap ETF	2,561	690,728
iShares Core S&P Small-Cap ETF	4,855	535,312
iShares MSCI EAFE Small-Cap ETF	5,396	407,074
Schwab U.S. Mid-Cap ETF (a)	19,912	1,558,313
Schwab U.S. Small-Cap ETF (a)	35,498	3,599,142
VanEck Vectors Gold Miners ETF	15,560	543,355
Vanguard Mega Cap ETF	58,989	9,211,133
Vanguard Mega Cap Value ETF	24,464	2,464,748
Vanguard Mid-Cap ETF (a)	21,445	5,156,879
Total Equity Funds (Cost $29,300,163)		33,811,052
Fixed Income Funds 14.6%
Invesco Senior Loan ETF (a)	72,405	1,595,082
iShares 0-5 Year High Yield Corporate Bond ETF (a)	39,897	1,829,277
iShares Broad USD High Yield Corporate Bond ETF	19,040	793,016
iShares Broad USD Investment Grade Corporate Bond ETF	5,107	312,804
iShares Core U.S. Aggregate Bond ETF	5,518	642,626
Schwab U.S. Aggregate Bond ETF	11,665	642,625
Vanguard Short-Term Bond ETF	2,346	193,287
Total Fixed Income Funds (Cost $5,950,719)		6,008,717
Total Investment Companies (Cost $35,250,882)		39,819,769
Short-Term Investments 18.0%
Affiliated Investment Company 4.2%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	1,744,002	1,744,002
Unaffiliated Investment Company 13.8%
Wells Fargo Government Money Market Fund, 0.025% (b)(c)	5,677,547	5,677,547
Total Short-Term Investments (Cost $7,421,549)		7,421,549
Total Investments (Cost $42,672,431)	114.7%	47,241,318
Other Assets, Less Liabilities	(14.7)	(6,041,714)
Net Assets	100.0%	$ 41,199,604

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $5,718,911; the total market value of collateral held by the Fund was $5,854,703. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $177,156. The Fund received cash collateral with a value of $5,677,547.
(b)	Current yield as of July 31, 2021.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 33,811,052	$ —	$ —	$ 33,811,052
Fixed Income Funds	6,008,717	—	—	6,008,717
Total Investment Companies	39,819,769	—	—	39,819,769
Short-Term Investments
Affiliated Investment Company	1,744,002	—	—	1,744,002
Unaffiliated Investment Company	5,677,547	—	—	5,677,547
Total Short-Term Investments	7,421,549	—	—	7,421,549
Total Investments in Securities	$ 47,241,318	$ —	$ —	$ 47,241,318

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Equity ETF Allocation Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Investment Companies 98.4%
Equity Funds 98.4%
iShares Core MSCI EAFE ETF	90,896	$ 6,867,193
iShares Core MSCI Emerging Markets ETF	22,429	1,417,737
iShares Core S&P Mid-Cap ETF	1,771	477,656
iShares Core S&P Small-Cap ETF	5,212	574,675
iShares MSCI EAFE Small-Cap ETF	3,533	266,529
Schwab U.S. Mid-Cap ETF	14,106	1,103,936
Schwab U.S. Small-Cap ETF	37,461	3,798,171
VanEck Vectors Gold Miners ETF	1,675	58,491
Vanguard Mega Cap ETF	58,257	9,096,831
Vanguard Mega Cap Value ETF	17,344	1,747,408
Vanguard Mid-Cap ETF	15,315	3,682,798
Total Investment Companies (Cost $25,545,062)		29,091,425
Short-Term Investment 1.8%
Affiliated Investment Company 1.8%
MainStay U.S. Government Liquidity Fund, 0.01% (a)	512,826	512,826
Total Short-Term Investment (Cost $512,826)		512,826
Total Investments (Cost $26,057,888)	100.2%	29,604,251
Other Assets, Less Liabilities	(0.2)	(45,132)
Net Assets	100.0%	$ 29,559,119

†	Percentages indicated are based on Fund net assets.
(a)	Current yield as of July 31, 2021.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 29,091,425	$ —	$ —	$ 29,091,425
Short-Term Investment
Affiliated Investment Company	512,826	—	—	512,826
Total Investments in Securities	$ 29,604,251	$ —	$ —	$ 29,604,251

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay CBRE Global Infrastructure Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.4%
Australia 7.8%
Atlas Arteria Ltd. (Transportation)	4,368,035	$ 20,098,375
Sydney Airport (Transportation)	1,785,864	10,235,445
Transurban Group (Transportation)	2,085,302	21,883,274
		52,217,094
Canada 6.2%
Canadian National Railway Co. (Transportation)	112,100	12,180,407
Pembina Pipeline Corp. (Midstream / Pipelines)	413,400	13,665,130
TC Energy Corp. (Midstream / Pipelines)	324,200	15,804,620
		41,650,157
China 1.0%
Guangdong Investment Ltd. (Utilities)	4,772,548	6,681,807
France 8.6%
Eiffage SA (Transportation)	122,692	12,507,999
Engie SA (Utilities)	1,576,228	21,038,995
Vinci SA (Transportation)	228,563	24,187,762
		57,734,756
Germany 1.2%
Fraport AG Frankfurt Airport Services Worldwide (Transportation) (a)	121,806	8,019,326
Italy 6.8%
Atlantia SpA (Transportation)	386,811	7,020,475
Enel SpA (Utilities)	2,893,572	26,704,848
Infrastrutture Wireless Italiane SpA (Communications)	584,901	6,617,834
Terna Rete Elettrica Nazionale SpA (Utilities)	657,247	5,226,836
		45,569,993
Japan 3.0%
Central Japan Railway Co. (Transportation)	45,939	6,639,286
Chubu Electric Power Co., Inc. (Utilities)	396,034	4,752,552
West Japan Railway Co. (Transportation)	165,200	8,910,154
		20,301,992
Mexico 2.0%
Grupo Aeroportuario del Sureste SAB de CV (Transportation)	421,940	7,664,815
Promotora y Operadora de Infraestructura SAB de CV (Transportation)	813,195	6,133,405
		13,798,220
New Zealand 1.2%
Infratil Ltd. (Diversified)	1,532,580	7,805,241
Portugal 2.8%
EDP - Energias de Portugal SA (Utilities)	3,583,506	18,606,338

	Shares	Value
Common Stocks
Spain 6.0%
Aena SME SA (Transportation) (a)	36,267	$ 5,773,516
Cellnex Telecom SA (Communications)	426,648	27,805,749
Iberdrola SA (Utilities)	554,942	6,688,327
		40,267,592
United Kingdom 4.4%
National Grid plc (Utilities)	1,803,801	23,169,806
Pennon Group plc (Utilities)	169,606	3,012,915
United Utilities Group plc (Utilities)	227,861	3,398,478
		29,581,199
United States 47.4%
AES Corp. (The) (Utilities)	610,400	14,466,480
Alliant Energy Corp. (Utilities)	282,500	16,534,725
Ameren Corp. (Utilities)	223,300	18,739,336
American Electric Power Co., Inc. (Utilities)	328,900	28,982,668
American Tower Corp. (Communications)	94,954	26,852,991
Cheniere Energy, Inc. (Midstream / Pipelines) (a)	239,937	20,377,850
CMS Energy Corp. (Utilities)	274,010	16,931,078
Crown Castle International Corp. (Communications)	123,168	23,782,509
Dominion Energy, Inc. (Utilities)	226,900	16,988,003
Equinix, Inc. (Communications)	10,181	8,352,594
Exelon Corp. (Utilities)	368,507	17,246,128
FirstEnergy Corp. (Utilities)	369,100	14,143,912
Kansas City Southern (Transportation)	44,700	11,970,660
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(b)(c)(d)	5,055	33,616
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(b)(c)(d)	27,942	185,814
NextEra Energy, Inc. (Utilities)	353,380	27,528,302
NiSource, Inc. (Utilities)	525,100	13,006,727
Public Service Enterprise Group, Inc. (Utilities)	282,300	17,567,529
Union Pacific Corp. (Transportation)	114,000	24,938,640
		318,629,562
Total Common Stocks (Cost $603,508,464)		660,863,277
Short-Term Investment 1.5%
Affiliated Investment Company 1.5%
United States 1.5%
MainStay U.S. Government Liquidity Fund, 0.01% (e)	10,370,660	10,370,660
Total Short-Term Investment (Cost $10,370,660)		10,370,660
Total Investments (Cost $613,879,124)	99.9%	671,233,937
Other Assets, Less Liabilities	0.1	677,239
Net Assets	100.0%	$ 671,911,176

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2021, the total market value was $219,430, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Illiquid security—As of July 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $219,430, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2021.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 660,643,847	$ —	$ 219,430	$ 660,863,277
Short-Term Investment
Affiliated Investment Company	10,370,660	—	—	10,370,660
Total Investments in Securities	$ 671,014,507	$ —	$ 219,430	$ 671,233,937

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay CBRE Real Estate Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.3%
Community Shopping Centers 4.7%
Brixmor Property Group, Inc.	299,716	$ 6,899,462
Phillips Edison & Co., Inc. (a)(b)	77,521	2,170,588
Regency Centers Corp.	118,431	7,746,572
SITE Centers Corp.	250,000	3,965,000
		20,781,622
Enclosed Mall 5.4%
Simon Property Group, Inc.	187,329	23,700,865
Healthcare Facilities 8.1%
Alexandria Real Estate Equities, Inc.	25,984	5,231,619
Healthcare Trust of America, Inc., Class A	335,895	9,603,238
Ventas, Inc.	267,954	16,018,290
Welltower, Inc.	54,171	4,705,293
		35,558,440
Hotels 4.5%
Apple Hospitality REIT, Inc.	296,300	4,429,685
Park Hotels & Resorts, Inc. (a)	291,800	5,398,300
Sunstone Hotel Investors, Inc. (a)	485,800	5,606,132
Xenia Hotels & Resorts, Inc. (a)	247,600	4,377,568
		19,811,685
Industrial Properties 11.8%
Duke Realty Corp.	345,726	17,590,539
Prologis, Inc.	267,721	34,278,997
		51,869,536
Net Lease Properties 9.8%
Four Corners Property Trust, Inc.	91,200	2,618,352
MGM Growth Properties LLC, Class A	165,069	6,239,608
National Retail Properties, Inc.	119,700	5,849,739
NETSTREIT Corp.	98,149	2,546,967
Spirit Realty Capital, Inc.	87,363	4,387,370
STAG Industrial, Inc.	211,717	8,748,146
VEREIT, Inc.	255,360	12,504,979
		42,895,161
Office Buildings 3.2%
Columbia Property Trust, Inc.	153,300	2,555,511
Hudson Pacific Properties, Inc.	179,828	4,902,111
Piedmont Office Realty Trust, Inc., Class A	333,175	6,336,989
		13,794,611
Residential 15.8%
Apartment Income REIT Corp.	131,085	6,900,314
Camden Property Trust	86,336	12,897,735
Essex Property Trust, Inc.	21,163	6,943,580
Invitation Homes, Inc.	498,761	20,289,598

	Shares	Value
Common Stocks
Residential
Mid-America Apartment Communities, Inc.	22,391	$ 4,323,702
Sun Communities, Inc.	20,319	3,984,759
UDR, Inc.	250,100	13,752,999
		69,092,687
Self Storage Property 9.4%
CubeSmart	372,847	18,515,582
Extra Space Storage, Inc.	111,314	19,384,220
Life Storage, Inc.	28,677	3,365,533
		41,265,335
Technology Datacenters 5.1%
CyrusOne, Inc.	89,358	6,368,545
Equinix, Inc.	19,404	15,919,235
		22,287,780
Technology Towers 18.2%
American Tower Corp.	165,107	46,692,260
Crown Castle International Corp.	171,548	33,124,203
		79,816,463
Timber 3.3%
Weyerhaeuser Co.	431,200	14,544,376
Total Common Stocks (Cost $290,203,314)		435,418,561
Short-Term Investments 1.1%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	2,673,123	2,673,123
Unaffiliated Investment Company 0.5%
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	2,205,472	2,205,472
Total Short-Term Investments (Cost $4,878,595)		4,878,595
Total Investments (Cost $295,081,909)	100.4%	440,297,156
Other Assets, Less Liabilities	(0.4)	(1,882,554)
Net Assets	100.0%	$ 438,414,602

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $2,170,588. The Fund received cash collateral with a value of $2,205,472.
(c)	Current yield as of July 31, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 435,418,561	$ —	$ —	$ 435,418,561
Short-Term Investments
Affiliated Investment Company	2,673,123	—	—	2,673,123
Unaffiliated Investment Company	2,205,472	—	—	2,205,472
Total Short-Term Investments	4,878,595	—	—	4,878,595
Total Investments in Securities	$ 440,297,156	$ —	$ —	$ 440,297,156

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Intermediate Tax Free Bond Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 98.5%
Long-Term Municipal Bonds 96.5%
Alabama 1.2%
Chilton County Health Care Authority, Sales Tax, Chilton County Hospital Project, Revenue Bonds
Series A
5.00%, due 11/1/28	$ 200,000	$ 232,110
Homewood Educational Building Authority, Samford University, Revenue Bonds
Insured: AGM
5.00%, due 12/1/41	500,000	532,084
		764,194
Alaska 0.5%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series 2020 A
5.00%, due 6/1/28	250,000	290,984
Arizona 1.0%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
5.00%, due 11/1/23	250,000	275,482
5.00%, due 11/1/25	340,000	401,562
		677,044
California 9.3%
ABAG Finance Authority for Nonprofit Corp., Windemere Ranch Infrastructure Financing Program, Special Tax
Insured: AGM
5.00%, due 9/2/30	70,000	87,762
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/30	250,000	335,518
California Municipal Finance Authority, UCR North District Phase I Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/26	500,000	605,836
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/36	1,000,000	1,274,241
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series B-3
2.125%, due 11/15/27 (a)	250,000	253,755
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/36	250,000	294,328
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series 2021 A
4.00%, due 9/2/26	260,000	290,780
City of Los Angeles CA, Department of Airports, Revenue Bonds
5.00%, due 5/15/32 (b)	650,000	838,414
Pittsburg Unified School District, Unlimited General Obligation
Insured: AGM
4.00%, due 8/1/46 (c)	250,000	293,757

	Principal Amount	Value
Long-Term Municipal Bonds
California
Riverside County Community Facilities Districts, Special Tax
Insured: AGM
4.00%, due 9/1/40	$ 200,000	$ 240,786
Roseville Joint Union High School District, School Financing Project, Certificate of Participation
Insured: BAM
2.125%, due 6/1/35	500,000	509,560
South Bay Union School District, Unlimited General Obligation
(zero coupon), due 8/1/22	1,000,000	996,061
		6,020,798
Colorado 2.0%
Colorado Educational & Cultural Facilities Authority, Northeast Campus Project, Revenue Bonds
Insured: Moral Obligation
4.00%, due 8/1/23	50,000	53,746
Insured: Moral Obligation
4.00%, due 8/1/24	50,000	55,451
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project, Revenue Bonds
4.00%, due 5/1/27	70,000	79,891
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/32	110,000	141,661
Series A-2
5.00%, due 8/1/33	90,000	115,557
Series A-1
5.00%, due 8/1/34	75,000	96,019
Series A-1
5.00%, due 8/1/35	105,000	134,232
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/36	500,000	604,310
		1,280,867
Connecticut 0.7%
University of Connecticut, Revenue Bonds
Series A, Insured: BAM
5.00%, due 1/15/37	385,000	465,741
District of Columbia 0.3%
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
4.00%, due 7/15/34	130,000	163,680
Florida 4.6%
Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Insured: AGM
4.00%, due 7/1/38	250,000	309,618
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	101,347

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
5.00%, due 10/1/31	$ 350,000	$ 456,998
East Nassau Stewardship District, Special Assessment
2.40%, due 5/1/26	50,000	50,417
Florida Municipal Power Agency, Revenue Bonds
Series A
3.00%, due 10/1/33	100,000	111,062
Harbor Bay Community Development District, Special Assessment
Series A-1
3.10%, due 5/1/24	385,000	395,191
Series A-2
3.10%, due 5/1/24	290,000	297,699
Pinellas County Industrial Development Authority, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project, Revenue Bonds
5.00%, due 7/1/29	500,000	584,979
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31 (c)	100,000	100,205
State of Florida, Unlimited General Obligation
Series C
4.00%, due 6/1/30	500,000	515,861
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	50,000	50,595
		2,973,972
Georgia 1.8%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
5.00%, due 7/1/22	500,000	522,475
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.00%, due 1/1/38	500,000	624,974
		1,147,449
Guam 2.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	500,000	547,229
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	385,000	402,997
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	365,000	428,235
		1,378,461
Idaho 1.2%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	370,000	427,736

	Principal Amount	Value
Long-Term Municipal Bonds
Idaho
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.00%, due 7/15/33	$ 250,000	$ 337,911
		765,647
Illinois 16.1%
Chicago Board of Education, Capital Appreciation, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 12/1/25	500,000	478,976
Chicago Board of Education, Unlimited General Obligation
Series A
5.00%, due 12/1/34	500,000	651,461
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/28	200,000	238,204
Series C
5.00%, due 1/1/34	250,000	296,574
Chicago Park District, Limited General Obligation
Series C
5.00%, due 1/1/23	500,000	532,891
Series B
5.00%, due 1/1/24	500,000	554,826
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
Insured: AGM
5.00%, due 1/1/31	500,000	554,187
City of Monmouth IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/27	300,000	315,305
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM
5.00%, due 12/1/29	1,000,000	1,299,920
Illinois Finance Authority, Acero Charter Schools, Inc., Revenue Bonds
4.00%, due 10/1/33 (a)	250,000	290,275
Illinois Finance Authority, Carle Foundation (The), Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	338,738
Kankakee County School District No. 111 Kankakee, Limited General Obligation
Insured: BAM
4.00%, due 1/1/23	265,000	278,975
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
3.00%, due 6/15/24 (c)	250,000	260,848
Peoria County Community Unit School District No. 323, Unlimited General Obligation
4.00%, due 4/1/28	250,000	296,191
Regional Transportation Authority, Revenue Bonds
Series A, Insured: NATL
5.50%, due 7/1/24	160,000	183,033

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A
5.00%, due 1/1/30	$ 500,000	$ 660,500
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 6/1/29	555,000	721,411
Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 12/1/34	250,000	318,591
Southwestern Illinois Development Authority, Southwestern Illinois Flood Prevention District Council, Revenue Bonds
4.00%, due 4/15/33	250,000	302,774
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 11/1/24	250,000	286,508
5.50%, due 5/1/39	500,000	655,999
Village of Mundelein, Unlimited General Obligation
Insured: AGM
4.00%, due 12/15/25	210,000	239,951
Insured: AGM
4.00%, due 12/15/39	250,000	293,346
Village of Westchester, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/21	350,000	354,351
		10,403,835
Indiana 0.7%
Indiana Finance Authority, CWA Authority, Inc. Project, Revenue Bonds, First Lien
Series S
4.00%, due 10/1/35	100,000	125,672
Muncie Sanitary District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/29	250,000	323,103
		448,775
Iowa 0.6%
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
4.00%, due 10/1/34	300,000	357,608
Kentucky 0.9%
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Revenue Bonds, Senior Lien
5.00%, due 7/1/28	500,000	568,730
Louisiana 2.9%
City of Shreveport LA, Water & Sewer, Revenue Bonds
Series B, Insured: BAM
5.00%, due 12/1/32	920,000	1,121,338

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Public Facilities Authority, Loyola University Project, Revenue Bonds
4.00%, due 10/1/41	$ 500,000	$ 604,700
5.00%, due 10/1/34	100,000	133,633
		1,859,671
Maryland 0.9%
County of Frederick MD, Urbana Community Development Authority, Special Tax, Senior Lien
Series A
4.00%, due 7/1/34	500,000	602,764
Michigan 2.6%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	287,692
City of Saginaw MI, Water Supply System, Revenue Bonds
Insured: AGM
4.00%, due 7/1/22	215,000	222,545
Insured: AGM
4.00%, due 7/1/23	250,000	268,055
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/34	500,000	622,194
Michigan Finance Authority, Public Lighting Authority Local Project, Revenue Bonds
5.00%, due 7/1/31	100,000	108,927
Michigan Mathematics & Science Initiative, Revenue Bonds
4.00%, due 1/1/31	165,000	189,337
		1,698,750
Mississippi 1.6%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, Revenue Bonds
5.00%, due 1/1/34	810,000	1,027,138
Missouri 1.4%
City of St Louis MO, Airport, Revenue Bonds
5.00%, due 7/1/36 (b)	725,000	921,979
Nebraska 1.5%
Central Plains Energy Project, Nebraska Gas Project No. 4, Revenue Bonds
5.00%, due 3/1/50 (d)	900,000	995,602
Nevada 2.9%
City of North Las Vegas NV, Limited General Obligation
Insured: BAM
5.00%, due 6/1/26	785,000	952,076
City of Sparks NV, Sales Tax, Revenue Bonds, Senior Lien
Series A
2.75%, due 6/15/28 (a)	600,000	628,500

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.00%, due 7/1/43	$ 250,000	$ 305,754
		1,886,330
New Hampshire 0.9%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
4.00%, due 4/1/30 (b)	500,000	564,167
New Jersey 3.4%
Atlantic County Improvement Authority (The), Stockton University-Atlantic City Campus Phase II Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/35	200,000	267,560
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds
4.00%, due 7/15/30 (a)	250,000	300,156
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM
3.00%, due 12/1/32	250,000	281,358
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/30	1,100,000	1,368,326
		2,217,400
New Mexico 1.6%
City of Santa Fe NM, El Castillo Retirement Residences Project, Revenue Bonds
2.25%, due 5/15/24	300,000	301,098
New Mexico Hospital Equipment Loan Council, La Vida Expansion Project, Revenue Bonds
2.25%, due 7/1/23	750,000	750,813
		1,051,911
New York 9.4%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	405,000	465,364
Hempstead Union Free School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
1.00%, due 7/13/22	250,000	251,834
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A1
5.00%, due 11/15/29	500,000	595,736
Metropolitan Transportation Authority, Revenue Bonds
Series C
5.00%, due 11/15/38	250,000	267,247
Series C
5.00%, due 11/15/42	500,000	533,411
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
4.00%, due 12/1/36	375,000	453,232
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	530,405

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, Revenue Bonds
Series A
3.00%, due 3/15/38	$ 250,000	$ 277,719
New York State Thruway Authority, Revenue Bonds
Series L
5.00%, due 1/1/32	250,000	313,393
New York State Urban Development Corp., Personal Income Tax, General Purpose, Revenue Bonds
Series A
5.00%, due 3/15/36	750,000	991,233
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
5.00%, due 12/1/27	500,000	633,371
Port Authority of New York & New Jersey, Revenue Bonds
4.00%, due 9/1/43	400,000	472,781
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A-2
2.00%, due 5/15/45 (d)	250,000	268,387
		6,054,113
North Carolina 1.1%
North Carolina Medical Care Commission, Lutheran Services for the Aging, Revenue Bonds
Series A
3.00%, due 3/1/23	150,000	155,091
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 2/1/24	500,000	559,152
		714,243
Ohio 1.1%
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
2.875%, due 2/1/26	250,000	267,667
Ohio Higher Educational Facility Commission, University Circle, Inc. Project, Revenue Bonds, Senior Lien
5.00%, due 1/15/34	150,000	191,107
West Carrollton City School District, Unlimited General Obligation
Series A, Insured: School District Credit Program
4.00%, due 12/1/21	250,000	253,208
		711,982
Pennsylvania 5.9%
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	386,012
5.00%, due 7/1/35	300,000	385,291
City of Oil City PA, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/35 (c)	270,000	321,897
City of Philadelphia PA, Airport, Revenue Bonds
Series A
4.00%, due 7/1/35	500,000	611,008
Dauphin County General Authority, Harrisburg University of Science & Technology, Revenue Bonds
4.25%, due 10/15/26 (a)	100,000	109,544

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Forest Hills School District, Limited General Obligation
Insured: BAM
5.00%, due 8/15/22	$ 250,000	$ 262,306
North Pocono School District, Regional Wastewater, Limited General Obligation
Series A, Insured: AGM
4.00%, due 9/15/32	500,000	602,137
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/39	250,000	305,985
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (a)	435,000	528,599
Warrior Run School District, Limited General Obligation
Insured: AGM
4.00%, due 9/1/36	255,000	284,249
		3,797,028
Puerto Rico 1.1%
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 7/1/35	100,000	102,970
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	50,000	56,948
Series A-1
4.50%, due 7/1/34	500,000	555,176
		715,094
South Carolina 1.3%
East Richland County Public Service District, Revenue Bonds
4.00%, due 1/1/22	500,000	508,048
South Carolina Public Service Authority, Revenue Bonds
Series A
4.00%, due 12/1/37	250,000	301,009
		809,057
Texas 5.9%
Arlington Higher Education Finance Corp., Wayside Schools, Revenue Bonds
Series A
5.00%, due 8/15/23	50,000	54,174
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/37	100,000	131,920
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	463,311
City of San Antonio TX, Electric & Gas Systems, Revenue Bonds
4.00%, due 2/1/34	250,000	287,412
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Insured: PSF-GTD
4.00%, due 8/15/33	500,000	600,605

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
County of Bexar TX, Limited General Obligation
5.00%, due 6/15/26	$ 500,000	$ 568,594
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/40	250,000	277,505
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/25	235,000	272,629
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/22	250,000	266,144
5.00%, due 12/15/23	250,000	277,621
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Revenue Bonds, Senior Lien
4.00%, due 6/30/32	500,000	612,854
		3,812,769
U.S. Virgin Islands 0.2%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: AGM
5.00%, due 10/1/30	100,000	104,425
Utah 3.6%
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/30	100,000	119,773
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/40	250,000	293,891
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/25	135,000	155,045
Insured: UT CSCE
5.00%, due 4/15/28	200,000	247,491
Insured: UT CSCE
5.00%, due 4/15/29	185,000	232,640
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/27	250,000	310,811
Series A
5.00%, due 10/15/28	460,000	567,032
Utah Transit Authority, Revenue Bonds
Series C, Insured: AGM
5.25%, due 6/15/27	300,000	376,598
		2,303,281
Washington 3.4%
Lewis County School District No. 226 Adna, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 12/1/28	390,000	446,552

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Convention Center Public Facilities District, Revenue Bonds
5.00%, due 7/1/37	$ 1,000,000	$ 1,272,375
Washington State Housing Finance Commission, Transforming Age Projects, Revenue Bonds
2.375%, due 1/1/26 (a)	500,000	500,504
		2,219,431
Wisconsin 0.8%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Revenue Bonds
Insured: AGM
5.00%, due 2/15/32	400,000	523,572
Total Long-Term Municipal Bonds (Cost $59,243,911)		62,298,492
Short-Term Municipal Notes 2.0%
California 0.8%
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series E
0.16%, due 7/1/37 (e)(f)	500,000	500,118
Georgia 0.8%
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds
0.04%, due 11/1/52 (f)	500,000	500,000
Indiana 0.4%
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds
Series B
0.12%, due 5/1/28 (f)	250,000	250,007
Total Short-Term Municipal Notes (Cost $1,250,000)		1,250,125
Total Investments (Cost $60,493,911)	98.5%	63,548,617
Other Assets, Less Liabilities	1.5	990,652
Net Assets	100.0%	$ 64,539,269

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.
(e)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.

(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 5 Year Notes	(60)	September 2021	$ (7,420,899)	$ (7,466,719)	$ (45,820)
U.S. Treasury 10 Year Notes	(35)	September 2021	(4,611,249)	(4,705,859)	(94,611)
Net Unrealized Depreciation					$ (140,431)

1.	As of July 31, 2021, cash in the amount of $101,375 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
NATL—National Public Finance Guarantee Corp.
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 62,298,492	$ —	$ 62,298,492
Short-Term Municipal Notes	—	1,250,125	—	1,250,125
Total Municipal Bonds	—	63,548,617	—	63,548,617
Total Investments in Securities	$ —	$ 63,548,617	$ —	$ 63,548,617
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (140,431)	$ —	$ —	$ (140,431)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Term Municipal Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 94.7%
Long-Term Municipal Bonds 82.0%
Alabama 2.8%
Alabama Community College System, Revenue Bonds
Insured: BAM
3.00%, due 6/1/23	$ 245,000	$ 256,680
Insured: BAM
3.00%, due 6/1/24	100,000	107,171
Alabama Community College System, Wallace State Community College-Hanceville, Revenue Bonds
Insured: BAM
4.00%, due 11/1/26	260,000	302,729
Insured: BAM
4.00%, due 11/1/27	365,000	432,446
Insured: BAM
4.00%, due 11/1/28	260,000	314,351
Alabama Federal Aid Highway Finance Authority, Revenue Bonds
5.00%, due 9/1/21	1,200,000	1,204,646
Baldwin County Board of Education, Revenue Bonds
5.00%, due 6/1/22	105,000	109,306
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.00%, due 7/1/23	125,000	136,638
Insured: BAM
5.00%, due 7/1/24	625,000	712,203
Black Belt Energy Gas District, Gas Supply, Revenue Bonds
Series A
4.00%, due 12/1/28	2,600,000	3,164,018
Black Belt Energy Gas District, Revenue Bonds
Series A
4.00%, due 8/1/47 (a)	2,300,000	2,369,884
Black Belt Energy Gas District, Project No. 4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	500,000	570,791
City of Birmingham AL, Prerefunded, Unlimited General Obligation
Series A
5.00%, due 3/1/27	120,000	129,248
City of Birmingham AL, Unrefunded, Unlimited General Obligation
Series A
5.00%, due 3/1/27	30,000	32,274
City of Phenix City AL, Water & Sewer, Revenue Bonds
Series A, Insured: BAM
3.00%, due 8/15/22	500,000	512,668
Coosa Valley Water Supply District, Inc., Revenue Bonds
3.00%, due 10/1/22	100,000	103,044
4.00%, due 10/1/24	200,000	222,897
4.00%, due 10/1/25	150,000	171,545
4.00%, due 10/1/26	200,000	235,229
County of Dallas AL, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 5/1/22	150,000	149,173

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
County of Dallas AL, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 5/1/23	$ 270,000	$ 266,086
Series B, Insured: AGM
(zero coupon), due 5/1/24	300,000	292,066
Series A, Insured: AGM
(zero coupon), due 5/1/25	270,000	258,615
County of Lowndes AL, Unlimited General Obligation
Series A, Insured: AGM
2.00%, due 2/1/22	300,000	302,483
Series A, Insured: AGM
4.00%, due 2/1/25	540,000	600,251
Greenville Waterworks & Sewer Board, Revenue Bonds
Insured: BAM
4.00%, due 3/1/27	205,000	240,584
Homewood Educational Building Authority, Samford University, Revenue Bonds
Insured: AGM
5.00%, due 12/1/41	4,285,000	4,559,961
Lower Alabama Gas District (The), Gas Project, Project No. 2, Revenue Bonds
4.00%, due 12/1/21	200,000	202,500
4.00%, due 12/1/22	350,000	367,615
4.00%, due 12/1/23	750,000	815,278
Lower Alabama Gas District (The), Revenue Bonds
4.00%, due 12/1/50 (a)	10,430,000	11,911,911
Montgomery County Public Facilities Authority, Warrants County Facilities Project, Revenue Bonds
5.00%, due 3/1/25	270,000	302,885
Prichard Water Works & Sewer Board, Revenue Bonds
3.00%, due 11/1/21	270,000	271,430
5.00%, due 11/1/22	415,000	435,944
Southeast Alabama Gas Supply District, Project No. 1, Revenue Bonds
Series A
5.00%, due 4/1/24	1,500,000	1,691,304
Southeast Alabama Gas Supply District (The), Project No. 2, Revenue Bonds
Series A
4.00%, due 6/1/22	315,000	325,097
Series A
4.00%, due 6/1/23	255,000	272,912
Southeast Energy Authority, A Cooperative District, Project No. 1, Revenue Bonds
Series A
4.00%, due 10/1/26	1,400,000	1,634,929
Series A
4.00%, due 10/1/27	2,975,000	3,545,047
Series A
4.00%, due 11/1/51 (a)	13,500,000	16,277,471
Troy University, Revenue Bonds
Series A, Insured: BAM
4.00%, due 11/1/21	2,000,000	2,018,643

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
University of West Alabama, Revenue Bonds
Insured: AGM
4.00%, due 1/1/22	$ 150,000	$ 152,245
Insured: AGM
4.00%, due 1/1/23	125,000	131,337
Insured: AGM
4.00%, due 1/1/24	100,000	108,317
Insured: AGM
4.00%, due 1/1/25	150,000	166,870
Insured: AGM
5.00%, due 1/1/26	180,000	212,580
		58,601,302
Alaska 0.1%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
5.00%, due 10/1/22	550,000	579,674
5.00%, due 10/1/23	585,000	642,774
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Class 2
0.50%, due 6/1/31	700,000	710,816
		1,933,264
Arizona 0.1%
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
5.00%, due 7/1/23	50,000	54,244
Maricopa County Industrial Development Authority, Paradise Schools Project, Revenue Bonds
Insured: School District Credit Program
4.00%, due 7/1/22	150,000	154,998
Maricopa County Unified School District No. 090 Saddle Mountain, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/22	400,000	417,339
Northern Arizona University, Revenue Bonds
Insured: AGM
5.00%, due 8/1/23	1,000,000	1,094,173
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 12/1/22	110,000	111,773
Salt River Project Agricultural Improvement & Power District, Salt River Project, Electric System, Revenue Bonds
5.00%, due 1/1/26	125,000	150,517
Sedona Wastewater Municipal Property Corp., Capital Appreciation, Revenue Bonds
Insured: NATL
(zero coupon), due 7/1/24	500,000	487,785
		2,470,829
Arkansas 0.2%
Alma School District No. 30, Limited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 8/1/22	430,000	450,949

	Principal Amount	Value
Long-Term Municipal Bonds
Arkansas
Alma School District No. 30, Limited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 8/1/23	$ 450,000	$ 493,421
Series A, Insured: State Aid Withholding
5.00%, due 8/1/25	500,000	592,381
City of Fort Smith AR, Water & Sewer, Revenue Bonds
Insured: BAM
2.00%, due 10/1/22	300,000	306,119
City of Fort Smith AR, Sales & Use Tax, Revenue Bonds
4.00%, due 5/1/22	835,000	858,693
City of Little Rock AR, Water Reclamation System, Revenue Bonds
4.00%, due 8/1/42	225,000	233,812
County of St Francis AR, Revenue Bonds
Insured: BAM
4.00%, due 8/1/24	915,000	1,007,252
		3,942,627
California 5.5%
ABC Unified School District, Unlimited General Obligation
Series C, Insured: NATL
(zero coupon), due 8/1/25	1,315,000	1,284,968
Alameda Unified School District-Alameda County, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/26	330,000	316,204
Alta Loma School District, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 8/1/21	1,750,000	1,750,000
Series B, Insured: NATL
(zero coupon), due 8/1/25	200,000	194,269
Anaheim Public Financing Authority, Capital Appreciation, Public Improvement Project, Revenue Bonds
Insured: AGM
(zero coupon), due 9/1/21	300,000	299,932
Antelope Valley Union High School District, Capital Appreciation, Election 2002, Unlimited General Obligation
Series C, Insured: NATL
(zero coupon), due 8/1/25	300,000	290,940
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/22	350,000	361,075
Series A
5.00%, due 6/1/24	450,000	509,473
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 10/1/22	3,000,000	2,993,398
California Educational Facilities Authority, Art Center College of Design, Revenue Bonds
Series A
5.00%, due 12/1/21	290,000	294,428
Series A
5.00%, due 12/1/22	200,000	212,329

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
4.00%, due 9/1/21	$ 275,000	$ 275,781
4.00%, due 9/1/22	300,000	311,773
4.00%, due 9/1/23	310,000	333,276
California Municipal Finance Authority, NCROC Paradise Valley Estates Project, Revenue Bonds
Insured: California Mortgage Insurance
2.00%, due 7/1/24	500,000	500,393
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/21	250,000	251,877
California Municipal Finance Authority, CHF-Davis I LLC - West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/23	1,520,000	1,642,410
5.00%, due 5/15/24	1,200,000	1,347,998
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/23	1,400,000	1,555,662
5.00%, due 6/30/25	685,000	802,679
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/29 (c)	350,000	415,390
California School Finance Authority, Kipp SoCal Public Schools Project, Revenue Bonds (c)
Series A
5.00%, due 7/1/24	100,000	112,612
Series A
5.00%, due 7/1/25	105,000	122,120
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series B
5.00%, due 5/1/24	230,000	260,546
California State Public Works Board, Department of State Hospitals, Revenue Bonds
5.00%, due 6/1/24	200,000	217,852
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
5.00%, due 1/1/22	500,000	509,450
Central Coast Water Authority, State Water Project Regounal Facilities, Revenue Bonds
5.00%, due 10/1/21	100,000	100,787
Chino Valley Unified School District, Election 2016, Limited General Obligation
Series B
5.00%, due 8/1/21	125,000	125,000
Chula Vista Elementary School District, Revenue Bonds
(zero coupon), due 8/1/23	5,670,000	5,638,140
City of Fresno CA, Airport, Revenue Bonds
Series B
5.00%, due 7/1/23 (b)	690,000	748,963
City of Los Angeles CA, Department of Airports, Revenue Bonds (b)
Series D
5.00%, due 5/15/22	1,000,000	1,038,405
5.00%, due 5/15/22	1,180,000	1,224,841
5.00%, due 5/15/24	500,000	565,503
City of Montebello CA, Revenue Bonds
Insured: AGM
2.173%, due 6/1/23	2,000,000	2,049,610

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Palm Springs CA, Airport Passenger Facility Charge, Revenue Bonds (b)
5.00%, due 6/1/22	$ 400,000	$ 415,891
Insured: BAM
5.00%, due 6/1/25	925,000	1,084,450
Insured: BAM
5.00%, due 6/1/28	655,000	761,126
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
5.00%, due 6/1/22	275,000	282,527
5.00%, due 6/1/23	325,000	350,891
5.00%, due 6/1/26	1,375,000	1,642,251
City of Sacramento CA, Airport System, Revenue Bonds
Series E
5.00%, due 7/1/25	260,000	307,470
Clovis Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 8/1/24	280,000	277,185
Clovis Unified School District, Election 2012, Unlimited General Obligation
Series A
(zero coupon), due 8/1/31	220,000	136,628
Coast Community College District, Unlimited General Obligation
(zero coupon), due 8/1/36	200,000	121,728
Contra Costa County Schools Pooled Notes, Revenue Notes
Series A
2.00%, due 12/1/21	4,500,000	4,524,885
El Camino Healthcare District, Capital Appreciation, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/26	380,000	364,295
Empire Union School District, Community Facilities District No. 1987-1, Special Tax
Insured: AMBAC
(zero coupon), due 10/1/22	155,000	153,908
Fontana Redevelopment Agency
Series A
5.00%, due 10/1/21	120,000	120,952
Fresno Unified School District, Election 2010, Unlimited General Obligation
Series B
(zero coupon), due 8/1/32	90,000	42,720
Fullerton Redevelopment Agency
Series A, Insured: BAM
4.00%, due 9/1/24	125,000	139,051
Golden West Schools Financing Authority, Placentia-Yorba Linda Unifies School, Revenue Bonds
Insured: AMBAC
5.50%, due 8/1/21	100,000	100,000
Golden West Schools Financing Authority, Revenue Bonds
Series A, Insured: NATL
5.80%, due 2/1/23	115,000	124,379
Grossmont Union High School District, Election 2004, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/26	2,955,000	2,848,418

	Principal Amount	Value
Long-Term Municipal Bonds
California
Hayward Unified School District, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/21	$ 2,010,000	$ 2,010,000
Independent Cities Finance Authority, Sales Tax, Revenue Bonds (c)
Insured: AGM
4.00%, due 6/1/22	150,000	154,351
Insured: AGM
4.00%, due 6/1/24	150,000	163,503
Insured: AGM
4.00%, due 6/1/25	510,000	569,508
Insured: AGM
4.00%, due 6/1/26	175,000	199,514
Irvine Unified School District, School Facilities Improvement, Unlimited General Obligation
Series A
5.00%, due 9/1/21	100,000	100,387
Kern Community College District, Facilities Improvement District No. 1, Unlimited General Obligation
(zero coupon), due 8/1/23	6,000,000	5,965,097
La Mirada Redevelopment Agency, La Mirada Merged Project
Series A, Insured: NATL
(zero coupon), due 8/15/25	1,000,000	971,680
Lakeside Union School District, Election 2008, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 6/1/43	300,000	84,444
Lincoln Dissolved Redevelopment Agency
Series A, Insured: BAM
4.00%, due 9/15/21	200,000	200,878
Los Angeles Department of Water & Power System, Revenue Bonds
Series D
5.00%, due 7/1/22	100,000	104,523
Los Angeles Unified School District, Unlimited General Obligation
Series C
5.00%, due 7/1/23	2,000,000	2,189,033
Madera Unified School District, Capital Appreciation, Election 2002, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/25	250,000	243,223
Mammoth Unified School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 8/1/26	280,000	266,964
Manteca Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/25	325,000	314,308
Marysville Joint Unified School District, Energy Effeciency Projects, Green Bond, Certificate of Participation
Insured: BAM
4.00%, due 6/1/23	470,000	502,567
Insured: BAM
4.00%, due 6/1/24	400,000	441,341
Insured: BAM
4.00%, due 6/1/25	455,000	516,743

	Principal Amount	Value
Long-Term Municipal Bonds
California
Marysville Joint Unified School District, Energy Effeciency Projects, Green Bond, Certificate of Participation
Insured: BAM
4.00%, due 6/1/26	$ 475,000	$ 552,992
McKinleyville Union School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/42	100,000	32,796
Merced Irrigation District Financing Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/22	250,000	264,424
Merced Union High School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	310,000	132,184
Merced Union High School District, Election 2008, Unlimited General Obligation
Series C
(zero coupon), due 8/1/51	5,020,000	564,242
Mesa Union School District, Unlimited General Obligation
5.00%, due 8/1/23	100,000	100,000
Mount Diablo Unified School District, Capital Appreciation, Election 2010, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/21	110,000	110,000
Series A, Insured: AGM
(zero coupon), due 8/1/25 (d)	445,000	490,554
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/24 (b)	250,000	280,449
North Orange County Community College District, Capital, Appreciation, Election 2002, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/22	200,000	199,628
Oakland Unified School District, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/24	250,000	285,261
Ontario International Airport Authority, Revenue Bonds
Insured: AGM
2.634%, due 5/15/23	1,000,000	1,038,614
Pacifica School District, Unlimited General Obligation
Series V, Insured: NATL
(zero coupon), due 8/1/25	1,165,000	1,131,616
Palmdale Elementary School District, Capital Appreciation, School Building Project, Certificate of Participation
Insured: AGM
(zero coupon), due 10/1/21	135,000	134,917
Peninsula Corridor Joint Powers Board, Revenue Bonds
Series A
5.00%, due 10/1/22	550,000	579,674
Series A
5.00%, due 10/1/23	585,000	642,908
Pittsburg Successor Agency Redevelopment Agency
Series A, Insured: AGM
5.00%, due 9/1/24	1,250,000	1,425,865

	Principal Amount	Value
Long-Term Municipal Bonds
California
Pittsburg Unified School District Financing Authority, Capital Appreciation, Revenue Bonds
Insured: AGM
(zero coupon), due 9/1/37	$ 100,000	$ 29,943
Port of Oakland, Revenue Bonds, Senior Lien
Series P
5.00%, due 5/1/24 (b)	625,000	647,687
Poway Unified School District Public Financing Authority, Special Tax, Community Facilities District No. 2
Insured: AGM
5.00%, due 9/1/21	100,000	100,380
Rialto Redevelopment Agency
Series A, Insured: BAM
4.00%, due 9/1/25	250,000	278,168
Ripon Redevelopment Agency
Insured: BAM
3.00%, due 11/1/25	110,000	121,407
Riverside County Asset Leasing Corp., Riverside County Hospital Project, Revenue Bonds
Insured: NATL
(zero coupon), due 6/1/25	2,205,000	2,133,560
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project
Insured: BAM
5.00%, due 10/1/25	500,000	593,970
Riverside Unified School District Financing Authority, Revenue Bonds
Series A
5.00%, due 9/1/21	100,000	100,372
Rocklin Unified School District Community Facilities District, Capital Appreciation, Special Tax
Insured: AMBAC
(zero coupon), due 9/1/21	95,000	94,988
Sacramento City Financing Authority, Capital Appreciation
Insured: NATL
(zero coupon), due 12/1/21	4,170,000	4,166,674
Insured: NATL
(zero coupon), due 12/1/23	2,000,000	1,982,048
Sacramento City Schools Joint Powers Financing Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 3/1/23	515,000	553,103
Sacramento City Unified School District, Unlimited General Obligation
Series E
5.00%, due 8/1/23	300,000	326,992
San Diego Unified School District, Election 2008, Unlimited General Obligation
Series G
(zero coupon), due 7/1/34	425,000	241,780
San Francisco City & County Airport Comm-San Francisco International Airport, Airpport Special Facilities, SFO Fuel Co. LLC, Revenue Bonds
5.00%, due 1/1/23 (b)	1,100,000	1,174,303
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Second Series
Series D
5.00%, due 5/1/25 (b)	210,000	245,832

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Francisco City & County Public Utilities Commission Power, Revenue Bonds
Series B
4.00%, due 11/1/21	$ 100,000	$ 100,970
San Juan Unified School District, Capital Appreciation, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/21	75,000	75,000
Insured: AGM
(zero coupon), due 8/1/23	2,540,000	2,529,756
San Juan Unified School District, Election 2002, Unlimited General Obligation
3.00%, due 8/1/21	205,000	205,000
San Luis Obispo County Community College District, Unlimited General Obligation
Series B
5.00%, due 8/1/21	200,000	200,000
San Marcos Unified School District, Election 2010, Unlimited General Obligation
Series C
(zero coupon), due 8/1/23	370,000	367,701
San Mateo County Community College District, Election 2005, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 9/1/24	3,080,000	3,051,130
San Mateo County Community College District, Capital Appreciation, Election 2005, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 9/1/26	1,100,000	1,067,258
San Ysidro School District, Capital Appreciation, Election 1997, Unlimited General Obligation
Series D, Insured: NATL
(zero coupon), due 8/1/22	300,000	298,463
Series D, Insured: NATL
(zero coupon), due 8/1/25	400,000	386,995
San Ysidro School District, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/22	800,000	821,697
Insured: AGM
5.00%, due 8/1/22	1,320,000	1,382,001
Santa Cruz City Elementary School District, Capital Appreciation, Election 1998, Unlimited General Obligation
Insured: AGM
(zero coupon), due 2/1/23	100,000	99,635
Santa Monica Community College District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 8/1/35	345,000	208,271
South Bay Union School District, Unlimited General Obligation
(zero coupon), due 8/1/22	1,000,000	996,061
Southern California Public Power Authority, Project No. 1, Revenue Bonds
Series A
5.25%, due 11/1/21	1,410,000	1,428,049
Southwestern Community College District, Capital Appreciation, Election 2000, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/24	115,000	113,674

	Principal Amount	Value
Long-Term Municipal Bonds
California
State of California, Unlimited General Obligation
Series CT
0.35%, due 12/1/22	$ 1,990,000	$ 1,995,215
5.00%, due 9/1/21	2,775,000	2,785,721
5.00%, due 3/1/25	270,000	316,317
5.25%, due 9/1/23	1,740,000	1,747,063
State of California, Various Purposes, Unlimited General Obligation
2.65%, due 4/1/26	790,000	853,137
5.00%, due 11/1/21	200,000	202,428
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 11/1/21	100,000	100,970
Sweetwater Union High School District Public Financing Authority, Revenue Bonds
Insured: BAM
5.00%, due 9/1/21	1,000,000	1,003,656
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
0.45%, due 6/1/30	105,000	108,260
Transbay Joint Powers Authority, Green Bond
2.05%, due 10/1/21	1,000,000	1,002,887
2.17%, due 10/1/22	750,000	765,492
Turlock Public Financing Authority, Water, Revenue Bonds
4.00%, due 3/1/27	6,500,000	6,520,116
Ukiah Unified School District, Capital Appreciation, Unlimited General Obligation
Insured: NATL
(zero coupon), due 8/1/21	875,000	875,000
Upper Lake Union High School District, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 8/1/23	255,000	252,761
Vacaville Unified School District, Unlimited General Obligation
Series D
4.00%, due 8/1/25	125,000	143,947
Vallejo City Unified School District, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/21	520,000	520,000
Victor Elementary School District, Unlimited General Obligation
Series B, Insured: NATL
(zero coupon), due 8/1/27	350,000	328,776
Victor Valley Community College District, Unlimited General Obligation
Series D
4.00%, due 8/1/21	100,000	100,000
Vista Unified School District, Capital Appreciation, Unlimited General Obligation
Series A, Insured: AGM
(zero coupon), due 8/1/26	325,000	311,568
Windsor Unified School District, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/21	100,000	100,000

	Principal Amount	Value
Long-Term Municipal Bonds
California
Yuba City Unified School District, Capital Appreciation, Unlimited General Obligation
Insured: NATL
(zero coupon), due 3/1/25	$ 1,300,000	$ 1,255,007
		112,832,216
Colorado 2.3%
Arapahoe County School District No. 5 Cherry Creek, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/25	8,230,000	9,907,001
Arkansas River Power Authority, Revenue Bonds
Series B
4.082%, due 10/1/22	1,880,000	1,922,366
City & County of Denver CO, Airport System, Revenue Bonds
Series C
1.722%, due 11/15/27	4,830,000	4,961,466
City & County of Denver CO, Revenue Bonds
Series A
5.00%, due 11/15/22 (b)	720,000	765,314
Series A
5.00%, due 11/15/23	520,000	577,533
Series B1
5.00%, due 11/15/23 (b)	940,000	1,042,173
Series B1
5.00%, due 11/15/24 (b)	6,275,000	7,233,967
Series A
5.25%, due 11/15/22 (b)	2,815,000	2,856,123
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University Project, Revenue Bonds
Series A
4.00%, due 4/1/23	315,000	334,731
Series B
5.00%, due 4/1/22	770,000	794,457
Series B
5.00%, due 4/1/24	500,000	539,605
Colorado School of Mines, Capital Appreciation, Revenue Bonds
Insured: NATL
(zero coupon), due 12/1/25	100,000	96,583
Copperleaf Metropolitan District No. 2, Limited General Obligation
Insured: BAM
4.00%, due 12/1/23	300,000	326,184
Insured: BAM
4.00%, due 12/1/26	385,000	453,903
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/22	100,000	106,386
Series A, Insured: AGM
5.00%, due 12/1/23	140,000	155,294
Series A, Insured: AGM
5.00%, due 12/1/24	175,000	201,448

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Crystal Valley Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/25	$ 250,000	$ 297,806
Series A, Insured: AGM
5.00%, due 12/1/26	225,000	275,728
Dawson Ridge Metropolitan District No. 1, Limited General Obligation
Series A
(zero coupon), due 10/1/22	1,420,000	1,416,872
Series B
(zero coupon), due 10/1/22	3,385,000	3,377,544
El Paso County School District No. 3 Widefield, Recreation Facility Project, Certificate Participation
Insured: AGM
4.00%, due 12/1/21	70,000	70,866
Insured: AGM
4.00%, due 12/1/22	175,000	183,640
Insured: AGM
4.00%, due 12/1/23	125,000	135,514
Erie Commons Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AGM
5.00%, due 12/1/21	100,000	101,577
Series A, Insured: AGM
5.00%, due 12/1/23	130,000	144,362
Erie Highlands Metropolitan District No. 1, Limited General Obligation
Insured: BAM
3.00%, due 12/1/24	245,000	266,277
Flying Horse Metropolitan District No. 2, Limited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/21	230,000	232,798
Series A, Insured: AGM
4.00%, due 12/1/24	325,000	362,817
Series A, Insured: AGM
4.00%, due 12/1/25	395,000	452,741
Morgan County Quality Water District, Revenue Bonds
Insured: AGM
4.00%, due 12/1/25	100,000	114,664
Poudre Tech Metropolitan District, Unlimited General Obligation
Insured: AGM
3.00%, due 12/1/21	165,000	166,341
Insured: AGM
3.00%, due 12/1/23	400,000	422,751
Insured: AGM
3.00%, due 12/1/24	400,000	430,597
Insured: AGM
3.00%, due 12/1/25	150,000	163,573
Insured: AGM
3.00%, due 12/1/27	170,000	188,097
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Revenue Bonds
3.00%, due 7/15/23	100,000	105,061

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Revenue Bonds
5.00%, due 1/15/24	$ 400,000	$ 445,262
5.00%, due 7/15/24	300,000	340,482
5.00%, due 1/15/25	325,000	374,911
5.00%, due 7/15/25	400,000	469,373
Saddle Rock Metropolitan District, Unlimited General Obligation
Insured: BAM
2.25%, due 12/1/25	125,000	133,991
Insured: BAM
3.00%, due 12/1/22	75,000	77,822
Insured: BAM
3.00%, due 12/1/24	175,000	190,137
Sand Creek Metropolitan District, Limited General Obligation
Series A, Insured: AGM
2.00%, due 12/1/21	100,000	100,542
Series A, Insured: AGM
4.00%, due 12/1/22	125,000	131,034
Series A, Insured: AGM
4.00%, due 12/1/24	565,000	629,750
Triview Metropolitan District, Green Bonds, Revenue Bonds
Insured: BAM
5.00%, due 12/1/22	210,000	223,556
Insured: BAM
5.00%, due 12/1/24	315,000	363,740
Insured: BAM
5.00%, due 12/1/25	255,000	304,367
Vauxmont Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/15/21	100,000	101,667
Insured: AGM
5.00%, due 12/15/22	100,000	106,222
Western State Colorado University, Revenue Bonds
Insured: State Aid Withholding
5.00%, due 5/15/25	1,060,000	1,241,243
		46,418,259
Connecticut 1.2%
City of Bridgeport CT, Unlimited General Obligation
Series A
5.00%, due 6/1/23	600,000	652,400
Series A
5.00%, due 6/1/24	865,000	978,465
City of Hartford CT, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 4/1/22	1,000,000	1,032,492
Series A, Insured: State Guaranteed
5.00%, due 4/1/23	490,000	529,861

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
City of New Haven CT, Unlimited General Obligation
Series C, Insured: AGM
2.307%, due 8/1/22	$ 700,000	$ 710,954
Series A
5.25%, due 8/1/25	155,000	181,468
City of West Haven CT, Unlimited General Obligation
Series B
2.00%, due 9/30/21	4,800,000	4,809,583
Insured: BAM
4.00%, due 3/15/23	250,000	264,459
Insured: BAM
4.00%, due 3/15/24	380,000	414,432
Insured: BAM
4.00%, due 3/15/26	200,000	227,912
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
3.00%, due 11/15/25	800,000	833,914
5.00%, due 11/15/22 (b)	425,000	450,554
5.00%, due 11/15/23	200,000	221,012
5.00%, due 11/15/24	765,000	875,145
Series B
5.00%, due 11/15/24 (b)	255,000	291,715
5.00%, due 11/15/25 (b)	1,000,000	1,180,170
Greater New Haven Water Pollution Control Authority, Revenue Bonds
Series B
5.00%, due 8/15/22	250,000	262,520
State of Connecticut, Unlimited General Obligation
Series C
4.00%, due 6/15/22	2,210,000	2,285,939
Series B
4.00%, due 3/1/24	100,000	106,136
Series C
4.00%, due 6/1/28	1,535,000	1,880,908
Series C
5.00%, due 6/15/23	1,500,000	1,638,498
Series D
5.00%, due 11/1/23	105,000	106,262
Series E
5.00%, due 9/15/25	425,000	506,804
State of Connecticut, Special Tax
Series A
5.00%, due 10/1/21	370,000	372,961
State of Connecticut, Transportation Infrastructure, Special Tax
5.00%, due 5/1/22	400,000	414,785
5.00%, due 5/1/23	675,000	733,269
Town of Fairfield CT, Unlimited General Obligation
5.00%, due 8/1/25	685,000	718,373

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Town of Hamden CT, Unlimited General Obligation
Insured: BAM
5.00%, due 8/15/22	$ 300,000	$ 314,735
Series A, Insured: BAM
5.00%, due 8/15/25	370,000	434,558
Town of Wethersfield CT, Unlimited General Obligation
3.00%, due 8/15/21	200,000	200,198
Town of Windham CT, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/15/26	810,000	952,890
Series A, Insured: BAM
4.00%, due 8/15/27	825,000	993,080
		25,576,452
Delaware 0.1%
Delaware Municipal Electric Corp. (The), Beasley Power Station Project, Revenue Bonds
5.00%, due 7/1/25	325,000	383,642
5.00%, due 7/1/26	375,000	456,195
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/22	340,000	349,833
4.00%, due 9/1/24	370,000	405,637
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Revenue Bonds
5.00%, due 7/1/22	125,000	130,654
		1,725,961
District of Columbia 0.3%
District of Columbia, Income Tax, Revenue Bonds
Series A
5.00%, due 12/1/21	420,000	426,836
District of Columbia, KIPP DC Project, Revenue Bonds
5.00%, due 7/1/22	200,000	208,275
District of Columbia, Association of American Medical Colleges, Revenue Bonds
Series A
5.00%, due 10/1/23	100,000	110,598
District of Columbia, Gallery Place Project
5.00%, due 6/1/27	1,720,000	1,726,289
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (b)
Series A
5.00%, due 10/1/21	150,000	151,181
Series A
5.00%, due 10/1/24	200,000	229,656
5.00%, due 10/1/24	320,000	367,449
Series A
5.00%, due 10/1/25	225,000	267,184
5.00%, due 10/1/26	930,000	1,136,841
Series A
5.00%, due 10/1/27	1,000,000	1,141,470

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority Dulles Toll Road, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B, Insured: AGC
(zero coupon), due 10/1/23	$ 500,000	$ 496,073
Washington Metropolitan Area Transit Authority, Revenue Bonds
Series B
5.00%, due 7/1/22	450,000	470,100
		6,731,952
Florida 3.0%
Broward County, Water & Sewer Utility, Revenue Bonds
Series B
5.00%, due 10/1/25	630,000	753,300
Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/22	380,000	396,830
City of Delray Beach FL, Revenue Bonds
5.00%, due 6/1/24	100,000	113,390
City of Gainesville FL, Revenue Bonds
Series A
5.00%, due 10/1/22	150,000	158,527
City of Jacksonville FL, Sales Tax, Revenue Bonds
5.00%, due 10/1/21	665,000	670,322
5.00%, due 10/1/27	1,285,000	1,358,205
City of Lake Worth Beach FL, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/25	250,000	294,788
City of Orlando FL, Tourist Development Tax, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 11/1/25	1,095,000	1,310,550
City of Palm Bay FL, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/24	1,970,000	2,243,009
Insured: AGM
5.00%, due 7/1/25	1,035,000	1,222,194
City of Tampa FL, H Lee Moffitt Cancer Center Project, Revenue Bonds
5.00%, due 7/1/23	75,000	81,892
5.00%, due 7/1/24	300,000	340,729
5.00%, due 7/1/25	425,000	500,233
City of Tampa FL, Water & Wastewater System, Revenue Bonds
5.00%, due 10/1/25	125,000	126,001
Clay County School Board, Certificate of Participation
Insured: AGM
5.00%, due 7/1/24	100,000	104,241
County of Broward FL, Airport System, Revenue Bonds
Series P-2
3.25%, due 10/1/22	1,000,000	1,037,023
Series Q-1
4.00%, due 10/1/21	200,000	201,272

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Broward FL, Port Facilities, Revenue Bonds
Series D
5.00%, due 9/1/21 (b)	$ 785,000	$ 787,839
Series C
5.00%, due 9/1/22	325,000	341,973
Series B, Insured: AGM
5.00%, due 9/1/23 (b)	1,100,000	1,103,785
Series D
5.00%, due 9/1/23 (b)	1,000,000	1,093,137
County of Hillsborough FL, Revenue Bonds
4.00%, due 8/1/21	125,000	125,000
County of Lee FL, Tourist Development Tax, Revenue Bonds
Series A
3.00%, due 10/1/21	1,030,000	1,034,925
County of Lee FL, Water & Sewer, Revenue Bonds
4.00%, due 10/1/21	125,000	125,799
County of Miami-Dade FL, Taxable Capital Asset Acquisition, Revenue Bonds
0.375%, due 4/1/23	5,000,000	4,999,433
County of Miami-Dade FL, Aviation, Revenue Bonds
Series B
1.885%, due 10/1/21	655,000	656,823
Series B
1.885%, due 10/1/21	845,000	847,036
Series A
5.00%, due 10/1/23	2,500,000	2,762,356
Series A
5.00%, due 10/1/24	2,500,000	2,873,262
Series A
5.00%, due 10/1/25	250,000	297,555
Series B
5.00%, due 10/1/25	735,000	777,137
Series A
5.00%, due 10/1/28 (b)	2,210,000	2,579,505
County of Miami-Dade FL, Revenue Bonds
Series B
4.00%, due 10/1/37	750,000	784,293
County of Miami-Dade FL, Unlimited General Obligation
Series C
5.00%, due 10/1/23	215,000	216,714
County of Miami-Dade FL, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 10/1/30	835,000	994,979
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
5.00%, due 10/1/21	250,000	251,568
Series A-1
5.00%, due 10/1/22	250,000	263,819

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of St Lucie FL, Sales Tax, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/25	$ 100,000	$ 110,334
Florida Municipal Loan Council, Revenue Bonds
Series D, Insured: AGM
4.00%, due 10/1/21	500,000	503,024
Florida Municipal Power Agency, All Requirements Power Supply, Revenue Bonds
1.425%, due 10/1/26	4,000,000	4,051,104
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/21	1,000,000	1,007,887
Series A
5.00%, due 10/1/22	6,270,000	6,625,680
Series A
5.00%, due 10/1/23	500,000	551,553
Series A
5.00%, due 10/1/25	805,000	955,925
Herons Glen Recreation District, Special Assessment
Insured: BAM
2.50%, due 5/1/22	225,000	228,214
Insured: BAM
2.50%, due 5/1/23	230,000	237,088
Insured: BAM
2.50%, due 5/1/24	150,000	156,995
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
5.00%, due 8/1/25	260,000	306,110
5.00%, due 8/1/26	315,000	382,803
Hillsborough County School Board, Revenue Bonds
Insured: AGM
5.00%, due 10/1/22	2,375,000	2,506,573
Lakewood Ranch Stewardship District, Lakewood Center and NW Sector Projects, Special Assessment, Senior Lien
Insured: AGM
1.041%, due 5/1/22	1,075,000	1,080,724
Insured: AGM
1.164%, due 5/1/23	540,000	547,146
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida, Inc. Memory Care Project, Revenue Bonds
4.50%, due 10/1/32	145,000	155,192
Miami-Dade County Educational Facilities Authority, University of Miami, Revenue Bonds
Series B, Insured: AMBAC
5.25%, due 4/1/22	150,000	154,907
Series B, Insured: AMBAC
5.25%, due 4/1/24	1,100,000	1,237,546
Miami-Dade County Expressway Authority, Revenue Bonds
Series B
5.00%, due 7/1/25	225,000	255,829
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/21	1,000,000	1,006,914

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Orange County Convention Center, Revenue Bonds
5.00%, due 10/1/21	$ 1,985,000	$ 2,000,525
5.00%, due 10/1/22	355,000	374,967
Orange County Health Facilities Authority, Orlando Health, Inc., Revenue Bonds
Series A
5.00%, due 10/1/42	100,000	103,244
St Lucie County School Board, Certificate of Participation
Insured: AGM
3.00%, due 8/15/26	650,000	723,426
St Lucie County School Board, Sales tax, Revenue Bonds
Insured: AGM
5.00%, due 10/1/23	130,000	142,928
State of Florida, Right-of-Way Acquisition and Bridge Construction, Unlimited General Obligation
5.00%, due 7/1/23	350,000	382,868
University of North Florida Financing Corp. (The), Housing Project, Revenue Bonds
Insured: AGM
5.00%, due 11/1/22	1,000,000	1,058,965
Volusia County School Board, Certificate of Participation
5.00%, due 8/1/21	365,000	365,000
		61,042,915
Georgia 1.8%
Atlanta Development Authority (The), Piedmont Ellis LLC, Revenue Bonds
3.50%, due 9/1/35	100,000	106,796
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
5.00%, due 7/1/22	700,000	731,465
City of Atlanta GA, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/22 (b)	500,000	522,098
Series A
5.00%, due 7/1/25	3,000,000	3,552,882
City of Atlanta GA, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien
Series F
5.00%, due 7/1/22	500,000	522,428
City of Dalton GA, Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/22	400,000	410,718
5.00%, due 3/1/23	500,000	536,745
5.00%, due 3/1/24	400,000	447,617
5.00%, due 3/1/25	500,000	580,710
County of Paulding GA, Water & Sewerage, Revenue Bonds
5.00%, due 12/1/22	100,000	106,511
Georgia State Road & Tollway Authority, Revenue Bonds
Series B, Insured: State Guaranteed
5.00%, due 10/1/22	100,000	105,757
Main Street Natural Gas, Inc., Revenue Bonds
Series B
4.00%, due 8/1/49 (a)	1,125,000	1,251,892

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	$ 6,260,000	$ 7,260,264
Series A
5.00%, due 5/15/22	550,000	570,412
Series A
5.00%, due 5/15/23	1,110,000	1,203,143
Series A
5.50%, due 9/15/21	265,000	266,620
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series C
5.00%, due 1/1/22	1,155,000	1,177,802
5.00%, due 1/1/22	3,000,000	3,059,225
5.00%, due 1/1/23	4,550,000	4,857,346
5.00%, due 1/1/24	2,500,000	2,783,094
5.00%, due 1/1/25	1,000,000	1,154,580
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
5.00%, due 1/1/23	350,000	372,767
5.00%, due 1/1/24	445,000	493,568
5.00%, due 1/1/25	450,000	519,561
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds
5.00%, due 10/1/22	300,000	316,837
5.00%, due 10/1/23	325,000	358,659
5.00%, due 10/1/24	400,000	459,585
5.00%, due 10/1/25	425,000	505,068
5.00%, due 10/1/26	625,000	764,006
State of Georgia, Unlimited General Obligation
Series H
5.00%, due 12/1/22	550,000	586,114
Series F
5.00%, due 1/1/23	550,000	588,369
		36,172,639
Guam 0.6%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
3.133%, due 10/1/24	1,940,000	2,024,877
Guam Government Waterworks Authority, Revenue Bonds
5.00%, due 7/1/22	135,000	140,586
Series A
5.00%, due 7/1/24	300,000	336,816
5.00%, due 7/1/24	400,000	449,088
5.25%, due 7/1/22	1,390,000	1,450,667
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/23	300,000	316,311
Series A, Insured: AGM
5.00%, due 10/1/25	950,000	1,001,171

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/22 (b)	$ 400,000	$ 414,680
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/21	5,295,000	5,376,918
		11,511,114
Hawaii 1.4%
City & County of Honolulu, Honolulu Rail Transit Project, Unlimited General Obligation
5.00%, due 3/1/29	20,000,000	26,250,062
State of Hawaii Airports System, Certificate of Participation
5.25%, due 8/1/24	250,000	274,101
5.25%, due 8/1/25	1,300,000	1,421,772
State of Hawaii Harbor System, Revenue Bonds (b)
Series A
5.00%, due 7/1/24	300,000	339,605
Series A
5.00%, due 7/1/25	450,000	527,744
		28,813,284
Idaho 0.3%
Idaho Health Facilities Authority, St Luke's Health System Project, Revenue Bonds
5.00%, due 3/1/22	585,000	601,057
Idaho Health Facilities Authority, ADA County Coroner Project, Revenue Bonds
5.00%, due 9/1/23	170,000	186,690
5.00%, due 9/1/24	265,000	302,546
5.00%, due 9/1/25	285,000	336,726
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.00%, due 7/15/29	3,500,000	4,604,620
		6,031,639
Illinois 11.0%
Carol Stream Park District, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 11/1/24	215,000	238,282
Series C, Insured: BAM
4.00%, due 11/1/25	450,000	511,261
Series C, Insured: BAM
4.00%, due 11/1/26	550,000	637,320
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Insured: NATL
(zero coupon), due 12/1/23	500,000	492,530
Chicago Board of Education, Capital Appreciation, Unlimited General Obligation
Series A, Insured: NATL
(zero coupon), due 12/1/25	1,630,000	1,561,460

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/23	$ 4,650,000	$ 5,137,324
Chicago Midway International Airport, Revenue Bonds, Second Lien (b)
Series A
5.00%, due 1/1/24	3,485,000	3,872,486
Series A
5.00%, due 1/1/24	3,000,000	3,333,561
Series A
5.00%, due 1/1/27	1,040,000	1,152,710
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series D
5.00%, due 1/1/22 (b)	930,000	948,360
Series D
5.00%, due 1/1/24 (b)	150,000	166,678
Series B
5.00%, due 1/1/24 (b)	2,000,000	2,039,932
Series D
5.00%, due 1/1/24	850,000	907,918
Series A
5.00%, due 1/1/25 (b)	235,000	270,721
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
5.00%, due 1/1/25 (b)	835,000	851,836
Chicago Park District, Special Recreation Activity Alternate Revenue Source, Unlimited General Obligation
5.00%, due 11/15/21	800,000	810,606
Chicago Park District, Limited General Obligation
Series C
5.00%, due 1/1/23	500,000	532,891
Chicago Park District, Unlimited General Obligation
Series F-2
5.00%, due 1/1/25	400,000	459,628
Series C
5.00%, due 1/1/25	150,000	152,812
Series F-2
5.00%, due 1/1/26	550,000	652,969
Chicago Transit Authority, 5337 State of Good Repair Formula Funds, Revenue Bonds
5.00%, due 6/1/22	1,670,000	1,736,771
5.00%, due 6/1/25	7,180,000	8,462,659
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds
5.25%, due 12/1/31	85,000	86,454
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
5.00%, due 12/1/21	5,075,000	5,157,662
5.25%, due 12/1/23	1,040,000	1,057,792
5.25%, due 12/1/24	610,000	620,436
5.25%, due 12/1/25	60,000	61,026
5.25%, due 12/1/26	200,000	203,421
City of Batavia IL, Unlimited General Obligation
3.00%, due 1/1/25	225,000	242,650

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Berwyn IL, Unlimited General Obligation
Series A
5.00%, due 12/1/23	$ 330,000	$ 358,457
Series A
5.00%, due 12/1/24	820,000	917,914
Series A
5.00%, due 12/1/25	465,000	533,572
Series A
5.00%, due 12/1/26	705,000	826,539
City of Canton IL, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 12/1/21	525,000	528,745
Series A, Insured: BAM
3.00%, due 12/1/22	635,000	652,622
Series A, Insured: BAM
3.00%, due 12/1/23	550,000	578,007
City of Chicago IL, Unlimited General Obligation
Series C
(zero coupon), due 1/1/25	2,255,000	2,127,754
Series C
4.00%, due 1/1/24	240,000	243,466
Series C
5.00%, due 1/1/24	3,520,000	3,896,617
Series C
5.00%, due 1/1/24	200,000	203,709
5.25%, due 1/1/28	925,000	1,061,949
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
Series 2017-2
5.00%, due 11/1/21	120,000	121,421
5.00%, due 11/1/21	2,825,000	2,858,445
5.00%, due 11/1/22	500,000	530,065
5.00%, due 11/1/24	250,000	265,058
Insured: AGM
5.00%, due 11/1/25	400,000	423,767
City of Chicago IL, Project, Unlimited General Obligation
Series A
5.00%, due 1/1/22	790,000	803,507
Series A
5.00%, due 1/1/26	405,000	447,429
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series C
5.00%, due 1/1/22	250,000	254,977
5.00%, due 1/1/24	150,000	167,178
5.00%, due 1/1/26	1,130,000	1,152,974
City of Chicago IL, Prerefunded, Unlimited General Obligation
Series C
5.00%, due 1/1/22	85,000	86,697

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Unrefunded, Unlimited General Obligation
Series C
5.00%, due 1/1/23	$ 3,885,000	$ 4,132,467
City of Chicago IL, Neighborhoods Alive 21 Program, Unlimited General Obligation
Series 2002B
5.00%, due 1/1/24	150,000	166,049
City of Chicago IL, Waterworks, Project, Revenue Bonds, Second Lien
5.00%, due 11/1/25	155,000	177,926
Insured: BAM
5.00%, due 11/1/25	135,000	155,631
5.00%, due 11/1/26	410,000	470,098
City of Chicago IL, Neighbourhoods Alive 21 Program, Unlimited General Obligation
Series 2002B
5.00%, due 1/1/26	170,000	194,711
Series 2002B
5.25%, due 1/1/28	150,000	172,208
City of Country Club Hills IL, Unlimited General Obligation
Insured: BAM
3.00%, due 1/1/23	185,000	191,805
Insured: BAM
3.00%, due 1/1/24	190,000	201,398
Insured: BAM
3.00%, due 1/1/25	200,000	215,478
Insured: BAM
3.00%, due 1/1/26	300,000	327,810
Insured: BAM
3.00%, due 1/1/27	250,000	276,794
Insured: BAM
3.00%, due 1/1/28	250,000	279,244
City of Kankakee IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/24	750,000	811,249
City of Kankakee IL, Special Obligation, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/25	800,000	889,688
City of Monmouth IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/22	350,000	365,367
Series A, Insured: BAM
4.00%, due 12/1/23	365,000	394,192
Series A, Insured: BAM
4.00%, due 12/1/24	380,000	421,286
City of Mount Vernon IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/15/21	900,000	912,617
Insured: BAM
4.00%, due 12/15/22	1,150,000	1,210,212

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Mount Vernon IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/15/23	$ 2,305,000	$ 2,491,106
Insured: BAM
4.00%, due 12/15/24	2,400,000	2,663,419
Insured: BAM
4.00%, due 12/15/25	2,490,000	2,824,420
City of Rock Island IL, Green Bonds, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/21	105,000	106,312
Insured: BAM
4.00%, due 12/1/22	220,000	230,982
Insured: BAM
4.00%, due 12/1/23	155,000	168,150
Insured: BAM
4.00%, due 12/1/24	175,000	195,671
Insured: BAM
4.00%, due 12/1/25	175,000	200,581
City of Rockford IL, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/15/21	130,000	131,788
Series A, Insured: AGM
4.00%, due 12/15/22	135,000	141,897
Series A, Insured: AGM
4.00%, due 12/15/23	140,000	151,407
Series A, Insured: AGM
4.00%, due 12/15/24	290,000	322,651
City of Rockford IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/15/21	320,000	324,402
Insured: BAM
4.00%, due 12/15/22	250,000	262,772
Insured: BAM
4.00%, due 12/15/23	560,000	605,767
Insured: BAM
4.00%, due 12/15/24	285,000	317,189
City of Springfield IL, Electric, Revenue Bonds, Senior Lien
5.00%, due 3/1/25	1,055,000	1,220,000
City of Sterling IL, Unlimited General Obligation
Series B, Insured: BAM
0.40%, due 11/1/23	245,000	245,161
Series B, Insured: BAM
4.00%, due 11/1/25	100,000	114,607
Series B, Insured: BAM
4.00%, due 11/1/26	370,000	434,343
Series B, Insured: BAM
4.00%, due 11/1/29	285,000	350,928

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Waukegan IL, Water & Sewer System, Revenue Bonds, First Lien
Insured: AGM
4.00%, due 12/30/21	$ 100,000	$ 101,532
Insured: AGM
4.00%, due 12/30/23	100,000	108,208
Insured: AGM
4.00%, due 12/30/24	110,000	122,402
Insured: AGM
4.00%, due 12/30/25	150,000	171,073
City of Waukegan IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/30/23	250,000	270,519
Series A, Insured: BAM
4.00%, due 12/30/24	280,000	311,569
Series A, Insured: BAM
4.00%, due 12/30/26	300,000	349,636
Cook County Community Unit School District No. 401 Elmwood Park, Unlimited General Obligation
3.00%, due 12/1/22	500,000	517,994
Cook County High School District No. 205 Thornton Township, Limited General Obligation
Series C, Insured: BAM
5.00%, due 12/1/25	2,300,000	2,702,020
Cook County School District No. 122 Ridgeland, Unlimited General Obligation
Series A
3.00%, due 12/1/22	950,000	982,257
Cook County School District No. 73.5 Skokie, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/21	55,000	55,669
Cook County School District No. 78 Rosemont, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/21	100,000	101,544
Cook County School District No. 87 Berkeley, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/24	500,000	577,545
Insured: AGM
5.00%, due 12/1/25	500,000	597,272
Insured: AGM
5.00%, due 12/1/26	500,000	615,971
Cook County School District No. 88 Bellwood, Limited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/23	425,000	460,540
Series A, Insured: BAM
4.00%, due 12/1/24	325,000	362,246
Cook County School District No. 94, Unlimited General Obligation
Insured: BAM
5.00%, due 12/1/21	180,000	182,586
Insured: BAM
5.00%, due 12/1/22	340,000	359,321

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Cook County School District No. 94, Unlimited General Obligation
Insured: BAM
5.00%, due 12/1/23	$ 555,000	$ 612,209
Insured: BAM
5.00%, due 12/1/24	370,000	422,613
Insured: BAM
5.00%, due 12/1/25	390,000	459,989
Cook County Township High School District No. 220 Reavis, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	760,000	819,496
Insured: BAM
5.00%, due 12/1/24	570,000	651,053
County of Cook IL, Unlimited General Obligation
Series A
5.25%, due 11/15/25	200,000	202,882
Crawford Hospital District, Unlimited General Obligation
Insured: AGM
4.00%, due 1/1/22	100,000	101,417
Insured: AGM
4.00%, due 1/1/23	265,000	277,396
Insured: AGM
4.00%, due 1/1/24	280,000	303,077
Insured: AGM
4.00%, due 1/1/25	285,000	317,156
Insured: AGM
4.00%, due 1/1/26	300,000	342,168
Darien-Woodridge Fire Protection District, Unlimited General Obligation
Insured: BAM
3.00%, due 12/30/22	75,000	77,624
Insured: BAM
3.00%, due 12/30/23	100,000	106,017
Insured: BAM
3.00%, due 12/30/25	100,000	109,493
Illinois Development Finance Authority, Regenct Park, Revenue Bonds
(zero coupon), due 7/15/25	760,000	745,449
Illinois Finance Authority, Illinois Wesleyan University, Revenue Bonds
4.00%, due 9/1/21	265,000	265,742
5.00%, due 9/1/22	560,000	587,683
Illinois Finance Authority, Chicago International Charter School Project, Revenue Bonds
4.00%, due 12/1/21	425,000	429,731
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/22	125,000	130,448
4.00%, due 11/1/23	135,000	145,279
4.00%, due 11/1/24	135,000	149,162
4.00%, due 11/1/25	210,000	237,411
4.00%, due 11/1/26	215,000	247,706

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, OSF Healthcare System, Revenue Bonds
Series A
5.00%, due 5/15/23	$ 400,000	$ 434,090
5.00%, due 5/15/50 (a)	4,250,000	4,794,105
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Obligated Group, Revenue Bonds
5.00%, due 8/15/23	250,000	274,792
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.00%, due 6/15/25	115,000	128,806
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 12/1/21	70,000	71,137
Series D
5.00%, due 1/1/22	55,000	56,121
Series A
5.00%, due 12/1/22	3,010,000	3,207,641
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 4/1/22	425,000	438,375
Series B, Insured: AGM
5.00%, due 4/1/22	645,000	665,299
Kane County School District No. 131 Aurora East Side, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/22	580,000	606,493
Kankakee County School District No. 111 Kankakee, Limited General Obligation
Insured: BAM
4.00%, due 1/1/22	255,000	258,933
Insured: BAM
4.00%, due 1/1/24	370,000	399,474
Insured: BAM
4.00%, due 1/1/25	390,000	431,632
Kendall Kane & Will Counties Community Unit School District No. 308, Unlimited General Obligation
5.25%, due 2/1/27	1,000,000	1,000,000
Knox & Warren Counties Community Unit School District No. 205 Galesburg, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 1/1/24	590,000	637,294
Series A, Insured: BAM
4.00%, due 12/1/24	665,000	739,576
Series B, Insured: BAM
4.00%, due 1/1/25	625,000	694,845
Series A, Insured: BAM
4.00%, due 12/1/25	685,000	776,642
Series B, Insured: BAM
4.00%, due 1/1/26	640,000	728,465
Series A, Insured: BAM
4.00%, due 12/1/26	680,000	785,068

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
La Salle County School District No. 141 Ottawa, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/21	$ 585,000	$ 591,921
Insured: AGM
4.00%, due 12/1/22	370,000	385,843
Lake County Community Consolidated School District No. 3 Beach Park, Unlimited General Obligation
Insured: AGM
4.00%, due 2/1/24	405,000	440,304
Insured: AGM
4.00%, due 2/1/25	450,000	503,519
Macon County School District No. 61 Decatur, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/24	750,000	809,181
Insured: AGM
4.00%, due 12/1/24	100,000	110,795
Insured: AGM
4.00%, due 12/1/27	1,020,000	1,203,382
Macoupin County Community Unit School District No. 1 Carlinville, Limited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/24	535,000	580,535
Series B, Insured: BAM
3.00%, due 12/1/25	535,000	590,371
Series B, Insured: BAM
3.00%, due 12/1/26	750,000	838,662
Madison-Macoupin Etc Counties Community College District No. 536, Unlimited General Obligation
Series A
5.00%, due 11/1/21	70,000	70,783
Madison-Macoupin Etc Counties Community College District No. 536, Lewis & Clark Community Project, Unlimited General Obligation
5.00%, due 11/1/22	420,000	443,788
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Insured: NATL
(zero coupon), due 12/15/23	175,000	171,721
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
3.00%, due 6/15/25 (e)	2,500,000	2,659,780
Metropolitan Water Reclamation District of Greater Chicago, Capital Improvement, Limited General Obligation
Series B
5.00%, due 12/1/23	4,200,000	4,268,502
Series B
5.00%, due 12/1/30	1,250,000	1,270,261
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Limited General Obligation
Series C
5.00%, due 12/1/26	500,000	579,713
Montgomery & Macoupin Counties Community Unit School District No. 12 Litchfield, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 10/1/22	295,000	308,206
Series C, Insured: BAM
4.00%, due 10/1/25	355,000	400,820

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Montgomery & Macoupin Counties Community Unit School District No. 12 Litchfield, Unlimited General Obligation
Series C, Insured: BAM
4.00%, due 10/1/26	$ 380,000	$ 438,545
Series C, Insured: BAM
4.00%, due 10/1/27	405,000	476,207
Series C, Insured: BAM
4.00%, due 10/1/28	430,000	513,949
Northern Illinois University, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/23	240,000	258,603
Series B, Insured: BAM
5.00%, due 4/1/25	850,000	983,370
Public Building Commission of Chicago, Revenue Bonds
Insured: AMBAC
5.25%, due 3/1/24	1,000,000	1,113,130
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, due 6/1/25	1,000,000	1,176,133
Regional Transportation Authority, Revenue Bonds
Series A, Insured: NATL
5.50%, due 7/1/22	335,000	351,425
Insured: AGM
6.25%, due 7/1/22	360,000	380,109
Rock Island County Metropolitan Airport Authority, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/22	1,185,000	1,241,717
Insured: AGM
4.00%, due 12/1/23	1,170,000	1,260,743
Insured: AGM
4.00%, due 12/1/24	1,275,000	1,410,856
Insured: AGM
4.00%, due 12/1/25	1,325,000	1,498,642
Rock Island County School District No. 41 Rock Island, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	385,000	415,605
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.00%, due 1/1/22	1,250,000	1,274,204
Saline County Community Unit School District No. 3 Harrisburg, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/26	765,000	852,041
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 6/1/22	1,000,000	1,026,051
Series C, Insured: AGM
4.00%, due 6/1/23	1,000,000	1,065,490
Series C, Insured: AGM
4.00%, due 6/1/24	1,000,000	1,099,182

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 6/1/25	$ 875,000	$ 988,746
Series C, Insured: AGM
5.00%, due 6/1/26	910,000	1,096,921
Series C, Insured: AGM
5.00%, due 6/1/27	955,000	1,184,282
South Sangamon Water Commission, Alternative Revenue Source, Unlimited General Obligation
Insured: AGM
4.00%, due 1/1/22	300,000	304,151
Insured: AGM
4.00%, due 1/1/23	165,000	172,599
Insured: AGM
4.00%, due 1/1/24	350,000	376,743
Insured: AGM
4.00%, due 1/1/25	250,000	276,153
Southwestern Illinois Development Authority, Southwestern Illinois Flood Prevention District Council, Revenue Bonds
4.00%, due 4/15/22	500,000	513,199
St Clair County High School District No. 201 Belleville, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 2/1/22	1,180,000	1,202,010
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No. 100, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/24	100,000	111,671
Insured: BAM
4.00%, due 12/1/25	250,000	286,199
Insured: BAM
4.00%, due 12/1/26	260,000	304,148
State of Illinois, Unlimited General Obligation
4.00%, due 9/1/22	480,000	499,558
5.00%, due 8/1/21	3,295,000	3,295,000
Series A
5.00%, due 10/1/21	1,425,000	1,436,244
5.00%, due 7/1/23	400,000	435,718
Series A
5.00%, due 10/1/23	200,000	220,073
Series A
5.00%, due 10/1/24	200,000	228,529
Series D
5.00%, due 11/1/24	25,255,000	28,942,995
Series C
5.00%, due 11/1/29	2,355,000	2,896,576
Series B
5.15%, due 1/1/24	500,000	540,494
State of Illinois, Revenue Bonds, Junior Lien
5.00%, due 6/15/22	900,000	935,221

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Revenue Bonds
Series C
5.00%, due 6/15/22	$ 95,000	$ 98,715
State of Illinois, Unlimited General Obligation, First Series
Insured: NATL
6.00%, due 11/1/26	4,115,000	4,976,147
Town of Cicero IL, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/24	720,000	782,060
University of Illinois, Auxiliary Facilities System, Revenue Bonds
Series A, Insured: AMBAC
5.50%, due 4/1/22	175,000	181,252
Village of Bensenville IL, Unlimited General Obligation
Series A, Insured: AGM
3.00%, due 12/30/21	100,000	101,166
Village of Brookfield IL, Unlimited General Obligation
Insured: BAM
4.00%, due 3/1/22	250,000	255,228
Insured: BAM
4.00%, due 3/1/23	270,000	285,377
Village of Franklin Park IL, Revenue Bonds
Insured: BAM
5.00%, due 4/1/23	460,000	496,939
Village of McCook IL, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/1/23	230,000	248,451
Village of Park Forest IL, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 1/1/26	500,000	570,047
Insured: BAM
4.00%, due 1/1/27	525,000	611,899
Village of Sauk Village IL, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 12/1/21	750,000	759,373
Series C, Insured: BAM
4.00%, due 12/1/21	130,000	131,625
Series C, Insured: BAM
4.00%, due 12/1/22	100,000	104,268
Series C, Insured: BAM
4.00%, due 12/1/23	1,030,000	1,109,387
Village of Stone Park IL, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 2/1/24	135,000	144,606
Series B, Insured: BAM
4.00%, due 2/1/25	150,000	164,393
Village of Westchester IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/23	260,000	281,932

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Westchester IL, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/24	$ 270,000	$ 301,132
Insured: BAM
4.00%, due 12/1/25	280,000	320,026
Insured: BAM
4.00%, due 12/1/26	290,000	338,746
Washington County Community Unit School Dist No. 10 West Washington, Unlimited General Obligation
Insured: BAM
4.00%, due 1/15/22	580,000	589,713
West Chicago Park District, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 12/1/21	230,000	232,152
Series B, Insured: BAM
3.00%, due 12/1/23	225,000	237,905
Series B, Insured: BAM
3.00%, due 12/1/24	485,000	522,932
Series B, Insured: BAM
3.00%, due 12/1/25	520,000	570,308
Western Illinois University, Revenue Bonds
Insured: BAM
4.00%, due 4/1/22	1,200,000	1,229,844
Insured: BAM
4.00%, due 4/1/24	1,000,000	1,097,636
Insured: BAM
4.00%, due 4/1/26	1,340,000	1,551,712
Insured: BAM
4.00%, due 4/1/27	1,400,000	1,654,290
White Oak Library District, Unlimited General Obligation
5.00%, due 1/1/22	315,000	321,113
5.00%, due 1/1/23	430,000	457,402
Whiteside County Community Unit School District No. 2 River Bend, Unlimited General Obligation
Insured: AGM
3.75%, due 12/1/21	100,000	101,135
Will County Community High School District No. 210 Lincoln-Way, Unlimited General Obligation
Insured: AGM
(zero coupon), due 1/1/25	685,000	664,110
Will County Community Unit School District No. 201-U Crete-Monee, Capital Appreciation, Unlimited General Obligation
Insured: AGM
(zero coupon), due 11/1/23	400,000	394,380
Will County Community Unit School District No. 365 Valley View, Capital Appreciation, Unlimited General Obligation
Insured: AGM
(zero coupon), due 11/1/21	125,000	124,965
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No. 6 Fieldcrest, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/23	770,000	833,827
Series A, Insured: BAM
4.00%, due 12/1/24	440,000	490,116

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No. 6 Fieldcrest, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/25	$ 200,000	$ 227,396
Series A, Insured: BAM
4.00%, due 12/1/25	690,000	784,518
Series A, Insured: BAM
4.00%, due 12/1/26	175,000	202,729
Series A, Insured: BAM
4.00%, due 12/1/26	330,000	382,290
Series A, Insured: BAM
4.00%, due 12/1/27	275,000	324,441
Series A, Insured: BAM
4.00%, due 12/1/27	400,000	471,915
		225,731,618
Indiana 1.2%
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 1/15/22	255,000	259,387
City of Decatur IN, Green Bond, Revenue Bonds
Insured: BAM
3.00%, due 1/1/22	235,000	237,748
City of Evansville IN, Medical School Project
Series A, Insured: BAM
5.00%, due 2/1/23	535,000	573,260
City of Goshen IN, Sewage Works, Revenue Bonds
Insured: AGM
3.00%, due 1/1/22	130,000	131,509
Insured: AGM
3.00%, due 7/1/22	150,000	153,829
Insured: AGM
3.00%, due 1/1/23	185,000	192,099
Insured: AGM
3.00%, due 7/1/23	150,000	157,679
Insured: AGM
3.00%, due 1/1/24	460,000	488,967
Insured: AGM
3.00%, due 7/1/24	300,000	322,267
Insured: AGM
4.00%, due 1/1/25	260,000	290,551
Insured: AGM
4.00%, due 7/1/25	230,000	260,272
Greater Jasper School Building Corp., Indiana Ad Valorem Property Tax, 1st Mortgage, Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/27	100,000	121,776
Hammond Multi-School Building Corp., Property First Mortgage, Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/22	555,000	566,610

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Hammond Multi-School Building Corp., Property First Mortgage, Revenue Bonds
Insured: State Intercept
5.00%, due 7/15/22	$ 1,040,000	$ 1,085,766
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series S
1.40%, due 8/1/29 (a)	6,500,000	6,532,729
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds (e)
Series B
2.45%, due 11/15/25	355,000	357,821
Series B
2.52%, due 11/15/26	515,000	520,789
Series B
2.92%, due 11/15/27	655,000	663,975
Indiana Finance Authority, Marian University Project, Revenue Bonds
2.57%, due 9/15/21	450,000	450,539
5.00%, due 9/15/21	60,000	60,329
5.00%, due 9/15/22	50,000	52,589
5.00%, due 9/15/23	75,000	81,943
Indiana Finance Authority, University Health, Revenue Bonds
Series A
5.00%, due 12/1/22	250,000	266,311
Indiana Finance Authority, State Revolving Fund Program, Revenue Bonds
5.00%, due 2/1/25	75,000	76,839
Indianapolis Local Public Improvement Bond Bank, Public Improvement, Revenue Bonds
Series A
5.00%, due 6/1/22	1,175,000	1,221,779
IPS Multi-School Building Corp., First Mortgage, Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/22	1,250,000	1,277,357
Muncie Sanitary District, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/25	975,000	1,104,134
Series A, Insured: AGM
5.00%, due 1/1/26	265,000	314,612
Series A, Insured: AGM
5.00%, due 7/1/26	525,000	633,289
Rensselaer Central Multi-School Building Corp., Valorem Property First Mortgage, Revenue Bonds
Insured: State Intercept
4.00%, due 1/15/22	240,000	244,162
Terre Haute Sanitary District, Revenue Bonds
Series A, Insured: BAM
3.00%, due 1/1/23	320,000	331,678
Series A, Insured: BAM
3.00%, due 7/1/23	390,000	409,122
Series A, Insured: BAM
3.00%, due 1/1/24	350,000	370,909
Series A, Insured: BAM
3.00%, due 7/1/24	385,000	412,301

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Terre Haute Sanitary District, Revenue Bonds
Series A, Insured: BAM
3.00%, due 1/1/25	$ 400,000	$ 431,659
Series A, Insured: BAM
3.00%, due 7/1/25	390,000	424,534
Series A, Insured: BAM
3.00%, due 1/1/26	275,000	300,993
Series A, Insured: BAM
3.00%, due 7/1/26	280,000	308,641
Town of Speedway Sewage Works, Revenue Bonds
Series A, Insured: AGM
3.00%, due 9/1/24	550,000	592,535
Wayne Township Metropolitan School District, Limited General Obligation
Insured: State Intercept
3.00%, due 1/15/22	500,000	505,603
Insured: State Intercept
4.00%, due 7/15/22	1,010,000	1,042,913
Insured: State Intercept
4.00%, due 1/15/23	1,035,000	1,085,198
		24,917,003
Iowa 1.1%
Camanche Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 6/1/25	535,000	627,891
Insured: AGM
5.00%, due 6/1/26	565,000	684,350
Insured: AGM
5.00%, due 6/1/27	590,000	735,079
City of Cedar Falls IA, Capital Loan Notes, Revenue Bonds
5.00%, due 12/1/21	140,000	142,255
City of Clinton IA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 6/1/23	340,000	369,694
Series A, Insured: BAM
5.00%, due 6/1/24	360,000	407,331
City of Coralville IA, Unlimited General Obligation
Series C
4.00%, due 5/1/26	645,000	728,678
Series C
4.00%, due 5/1/28	500,000	577,672
City of New Hampton IA, Electric, Revenue Bonds
Insured: BAM
3.00%, due 6/1/22	135,000	137,859
Insured: BAM
3.00%, due 6/1/23	140,000	146,648
Insured: BAM
3.00%, due 6/1/24	140,000	149,835

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
City of Newton IA, Unlimited General Obligation
Series C, Insured: AGM
2.00%, due 6/1/22	$ 520,000	$ 528,241
Clinton Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 6/1/22	620,000	644,630
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
1.50%, due 1/1/42 (a)(b)	2,000,000	2,022,742
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
4.00%, due 10/1/25	340,000	387,327
4.00%, due 10/1/26	200,000	232,238
4.00%, due 10/1/27	200,000	235,295
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
5.00%, due 10/1/23	515,000	566,920
5.00%, due 10/1/24	550,000	628,742
5.00%, due 10/1/25	570,000	674,017
Iowa State University of Science & Technology, Revenue Bonds
Insured: BAM
5.00%, due 7/1/22	1,215,000	1,269,041
Iowa Student Loan Liquidity Corp., Revenue Bonds (b)
Series A
5.00%, due 12/1/21	2,500,000	2,539,097
Series A
5.00%, due 12/1/24	275,000	313,811
Lewis Central Community School District, Revenue Bonds
Insured: BAM
4.00%, due 7/1/24	620,000	685,458
Insured: BAM
4.00%, due 7/1/25	570,000	647,629
Insured: BAM
4.00%, due 7/1/26	675,000	785,262
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49 (a)	3,020,000	3,652,659
Sioux Center Community School District, Unlimited General Obligation
Insured: AGM
5.00%, due 5/1/22	350,000	362,399
Southern Iowa Rural Water Association, Capital Loan Notes, Revenue Bonds
Insured: AGM
4.00%, due 12/1/23	395,000	427,071
State of Iowa, Revenue Bonds
5.00%, due 6/15/26	130,000	158,487
University of Iowa (The), Recreational Facilities, Revenue Bonds
Series S
4.00%, due 7/1/22	140,000	145,031
Waterloo Community School District, Revenue Bonds
Insured: AGM
4.00%, due 7/1/23	125,000	133,530

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Waterloo Community School District, Revenue Bonds
Insured: AGM
4.00%, due 7/1/24	$ 450,000	$ 494,752
Insured: AGM
4.00%, due 7/1/25	450,000	507,549
Insured: AGM
4.00%, due 7/1/26	100,000	115,339
		22,864,559
Kansas 0.0% ‡
Franklin County Unified School District No. 287 West Franklin, Unlimited General Obligation
Insured: AGM
5.00%, due 9/1/23	305,000	335,549
Kansas Development Finance Authority, Department of Commerce, Revenue Bonds
5.00%, due 6/1/22	340,000	353,623
Washburn University, Revenue Bonds
Insured: BAM
4.00%, due 7/1/23	200,000	214,245
		903,417
Kentucky 0.9%
City of Somerset KY, Unlimited General Obligation
Insured: AGM
4.00%, due 6/1/25	675,000	766,045
Insured: AGM
4.00%, due 6/1/26	700,000	813,120
Insured: AGM
4.00%, due 6/1/27	730,000	865,581
Kentucky Asset Liability Commission, Project Notes, Federal Highway Trust, Revenue Bonds
5.00%, due 9/1/21	1,180,000	1,184,474
Kentucky Bond Development Corp., Lexington Center Corporation Project, Revenue Bonds
5.00%, due 9/1/21	725,000	727,773
5.00%, due 9/1/22	550,000	576,944
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Revenue Bonds, Senior Lien
5.00%, due 7/1/26	3,450,000	3,970,381
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 8/1/21	275,000	275,000
Series C
4.00%, due 8/1/22	390,000	404,886
Series C
4.00%, due 8/1/23	390,000	419,462
Series C
4.00%, due 2/1/50 (a)	6,560,000	7,818,274
Kentucky State University, Kentucky State University Project, Certificate Participation
Insured: BAM
5.00%, due 11/1/24	200,000	228,627

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky State University, Kentucky State University Project, Certificate Participation
Insured: BAM
5.00%, due 11/1/25	$ 200,000	$ 235,937
Insured: BAM
5.00%, due 11/1/26	220,000	266,300
Insured: BAM
5.00%, due 11/1/27	200,000	247,550
		18,800,354
Louisiana 1.2%
Calcasieu Parish School District No. 31, Unlimited General Obligation
Insured: BAM
5.00%, due 3/1/24	160,000	179,223
Cameron Parish School District No. 15, Unlimited General Obligation
3.00%, due 10/1/21	125,000	125,457
5.00%, due 10/1/24	340,000	382,951
5.00%, due 10/1/25	220,000	255,121
5.00%, due 10/1/26	230,000	273,544
City of New Orleans LA, Sewerage Service, Revenue Bonds
5.00%, due 6/1/22	820,000	851,596
City of Shreveport LA, Water & Sewer, Revenue Bonds
Series B, Insured: BAM
5.00%, due 12/1/26	210,000	258,336
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/25	1,295,000	1,545,705
Louisiana Local Government Environmental Facilities & Community Development Authority, City of Crowley Louisiana Project, Revenue Bonds
Insured: BAM
4.00%, due 10/1/23	515,000	554,212
Insured: BAM
4.00%, due 10/1/24	535,000	593,033
Louisiana Local Government Environmental Facilities & Community Development Authority, University Facilities, Inc. Project, Revenue Bonds
Insured: AGM
4.00%, due 10/1/24	395,000	440,486
Insured: AGM
4.00%, due 10/1/25	305,000	349,759
Louisiana Local Government Environmental Facilities & Community Development Authority, Innovative Student Facilities, Inc. Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/22	290,000	306,171
Insured: BAM
5.00%, due 10/1/23	230,000	253,398
Insured: BAM
5.00%, due 10/1/24	225,000	257,825
Insured: BAM
5.00%, due 10/1/25	250,000	296,757

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Public Facilities Authority, Loyola University Project, Revenue Bonds
5.00%, due 10/1/25	$ 250,000	$ 296,302
5.00%, due 10/1/26	215,000	263,063
Louisiana Stadium & Exposition District, Revenue Bonds
4.00%, due 7/3/23	1,825,000	1,930,791
5.00%, due 7/3/23	10,000,000	10,647,860
Louisiana Stadium & Exposition District, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/22	1,000,000	1,043,724
Series A
5.00%, due 7/1/24	2,065,000	2,248,923
Series A
5.00%, due 7/1/25	1,065,000	1,158,786
Parish of Plaquemines LA, Revenue Bonds
Insured: BAM
5.00%, due 3/1/24	150,000	167,117
Rapides Parish Recreation District Ward No. 9, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/23	120,000	124,929
Insured: AGM
3.00%, due 3/1/24	130,000	138,464
Insured: AGM
3.00%, due 3/1/25	150,000	163,019
		25,106,552
Maine 0.2%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds (b)
Insured: AGM
5.00%, due 12/1/22	500,000	530,409
Insured: AGM
5.00%, due 12/1/23	545,000	601,178
Insured: AGM
5.00%, due 12/1/24	520,000	592,096
Insured: AGM
5.00%, due 12/1/25	475,000	554,720
Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, Revenue Bonds
Series A, Insured: AGM-CR ST AID WITHHLDG
5.00%, due 7/1/24	1,045,000	1,188,836
		3,467,239
Maryland 1.1%
County of Baltimore MD, Certificate of Participation
5.00%, due 10/1/22	115,000	121,607
County of Frederick MD, Urbana Community Development Authority, Special Tax, Senior Lien
Series A
5.00%, due 7/1/23	1,000,000	1,089,268
Series A
5.00%, due 7/1/24	1,060,000	1,201,592

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Economic Development Corp., Terminal Project, Revenue Bonds
3.25%, due 6/1/22	$ 755,000	$ 765,148
3.40%, due 6/1/23	750,000	772,387
Series B
3.60%, due 6/1/23	3,925,000	4,056,218
3.70%, due 6/1/25	1,000,000	1,056,900
Maryland Economic Development Corp., University of Maryland, College Park Projects, Revenue Bonds
Insured: AGM
4.00%, due 6/1/25	300,000	340,097
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University Issue, Revenue Bonds
Series A
5.00%, due 7/1/23	345,000	376,145
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
5.00%, due 6/1/28	200,000	252,917
5.00%, due 6/1/30	350,000	459,592
Maryland State Transportation Authority, Passenger Facily Charge, Revenue Bonds
5.00%, due 6/1/22 (b)	850,000	883,768
Insured: AGM
5.00%, due 6/1/23	1,000,000	1,087,334
St Mary's College of Maryland, Academic Fees and Auxiliary Facility Fees, Revenue Bonds
Insured: BAM
4.00%, due 9/1/25	250,000	284,317
State of Maryland, Unlimited General Obligation
Series C
5.00%, due 8/1/21	350,000	350,000
Series C
5.00%, due 8/1/22	540,000	566,698
Series A
5.00%, due 3/15/27	7,145,000	8,957,281
		22,621,269
Massachusetts 1.3%
Bridgewater-Raynham Regional School District, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 2/1/23	730,000	771,883
City of Fall River MA, Qualified Municipal Purpose Loan, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/24	120,000	139,088
Insured: State Aid Withholding
5.00%, due 12/1/26	350,000	433,879
Insured: State Aid Withholding
5.00%, due 12/1/27	315,000	401,487
Commonwealth of Massachusetts, Limited General Obligation
Series C
5.00%, due 7/1/26	500,000	522,542
Series A, Insured: AMBAC
5.25%, due 8/1/21	285,000	285,000

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.50%, due 1/1/22	$ 1,070,000	$ 1,093,050
Insured: NATL
5.50%, due 1/1/23	2,855,000	3,064,154
Insured: NATL
5.50%, due 1/1/25	6,380,000	7,467,013
Massachusetts Bay Transportation Authority, Revenue Bonds
Series A
5.00%, due 7/1/22	360,000	376,318
Massachusetts Development Finance Agency, Northeastern University Issue, Revenue Bonds
Series A
5.00%, due 10/1/22	280,000	295,850
Massachusetts Development Finance Agency, South Shore Hospital Issue, Revenue Bonds
Series I
5.00%, due 7/1/23	375,000	407,496
Massachusetts Educational Financing Authority, Revenue Bonds
Series K
5.00%, due 7/1/22	500,000	522,333
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/25 (b)	100,000	117,064
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
5.00%, due 7/1/24	750,000	848,547
Series B
5.00%, due 7/1/26	1,265,000	1,524,567
Series B
5.00%, due 7/1/27	1,950,000	2,407,053
Massachusetts School Building Authority, Sales Tax, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/24	110,000	115,521
Massachusetts State College Building Authority, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL
(zero coupon), due 5/1/23	495,000	492,933
Massachusetts State College Building Authority, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/36	145,000	150,353
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/22	125,000	127,526
Massachusetts Water Resources Authority, Revenue Bonds
Series C
5.00%, due 8/1/27	200,000	200,000
Series C
5.00%, due 8/1/29	200,000	200,000

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Southfield Redevelopment Authority, Revenue Bonds
Series A, Insured: BAM
6.00%, due 8/15/22	$ 400,000	$ 423,127
Series A, Insured: BAM
6.00%, due 8/15/23	400,000	444,747
Series A, Insured: BAM
6.00%, due 8/15/24	455,000	528,119
Series A, Insured: BAM
6.00%, due 8/15/25	455,000	548,447
Town of Douglas MA, MUNI Purpose Loan, Limited General Obligation
4.00%, due 6/1/22	100,000	103,188
Town of Needham MA, Limited General Obligation
4.00%, due 11/1/21	105,000	106,021
University of Massachusetts Building Authority, Revenue Bonds
Series 2
5.00%, due 11/1/21	1,900,000	1,923,112
		26,040,418
Michigan 2.5%
Allen Park Public School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/24	630,000	709,775
Allendale Public School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 11/1/22	525,000	556,977
Caledonia Community Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/22	570,000	590,981
City of Dearborn Heights MI, Capital Improvement, Limited General Obligation
Insured: BAM
3.00%, due 5/1/22	4,450,000	4,541,493
City of Detroit MI, Water Sewage Disposal System, Revenue Bonds, Second Lien
Series B, Insured: NATL
5.50%, due 7/1/22	1,500,000	1,570,428
City of Manistee MI, Limited General Obligation
Insured: AGM
3.00%, due 10/1/24	200,000	215,827
Insured: AGM
3.00%, due 10/1/25	270,000	296,623
City of Saginaw MI, Water Supply System, Revenue Bonds
Insured: AGM
4.00%, due 7/1/24	990,000	1,095,130
Insured: AGM
4.00%, due 7/1/27	905,000	1,076,065
City of Taylor MI, Michigan Transportation, Limited General Obligation
Insured: BAM
4.00%, due 3/1/22	450,000	460,020

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
City of Taylor MI, Michigan Transportation, Limited General Obligation
Insured: BAM
4.00%, due 3/1/26	$ 455,000	$ 526,043
Insured: BAM
4.00%, due 3/1/28	900,000	1,083,260
County of Genesee MI, Revenue Bonds
Series A, Insured: BAM
3.00%, due 6/1/22	155,000	158,726
Series A, Insured: BAM
3.00%, due 6/1/23	150,000	157,630
Series A, Insured: BAM
3.00%, due 6/1/24	160,000	171,333
County of Genesee MI, Water Supply System, Limited General Obligation
Series B, Insured: BAM
5.00%, due 2/1/23	500,000	536,304
Fitzgerald Public School District, Unlimited General Obligation
Insured: BAM
4.00%, due 5/1/24	870,000	953,166
Flint Public Library, Unlimited General Obligation
Insured: AGM
3.00%, due 5/1/26	1,060,000	1,173,047
Jackson County Intermediate School District, School Building and Site Bonds, Limited General Obligation
Insured: AGM
5.00%, due 5/1/25	250,000	292,759
Insured: AGM
5.00%, due 5/1/26	260,000	314,244
Insured: AGM
5.00%, due 5/1/27	275,000	340,958
Lake Superior State University, Revenue Bonds (e)
Insured: AGM
4.00%, due 11/15/25	760,000	866,732
Insured: AGM
4.00%, due 11/15/27	815,000	967,509
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	6,112,571	6,394,516
Series A, Class 1
4.00%, due 6/1/23	1,000,000	1,068,406
Series A, Class 1
5.00%, due 6/1/25	1,000,000	1,172,902
Michigan Finance Authority, Revenue Notes
Series A-2, Insured: State Aid Withholding
4.00%, due 8/20/21	12,000,000	12,023,594
Michigan Finance Authority, Energy Conservation Local Project, Revenue Bonds
4.00%, due 6/15/22	100,000	103,249
4.00%, due 6/15/23	240,000	256,700
4.00%, due 6/15/24	270,000	296,226
4.00%, due 6/15/25	200,000	225,325

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Energy Conservation Local Project, Revenue Bonds
4.00%, due 6/15/26	$ 385,000	$ 444,018
Michigan Finance Authority, Student Loan Program, Revenue Bonds (b)
Series 25-A
5.00%, due 11/1/21	1,700,000	1,718,256
Series 25-A
5.00%, due 11/1/22	1,775,000	1,871,643
Michigan Finance Authority, Trinity Health Corp. Credit Group, Revenue Bonds
5.00%, due 12/1/21	200,000	203,255
5.00%, due 12/1/21	80,000	81,302
Michigan Finance Authority, Kettering University Project, Revenue Bonds
5.00%, due 9/1/22	175,000	184,042
5.00%, due 9/1/24	200,000	225,837
5.00%, due 9/1/27	550,000	677,003
5.00%, due 9/1/28	500,000	627,303
Michigan Finance Authority, County of Wayne Criminal Center Justice Project, Revenue Bonds, Senior Lien
5.00%, due 11/1/22	500,000	528,965
Royal Oak Hospital Finance Authority, Beaumont Health, Revenue Bonds
5.00%, due 9/1/23	340,000	374,054
Saginaw City School District, Unlimited General Obligation
Insured: Q-SBLF
4.00%, due 5/1/22	310,000	318,867
Insured: Q-SBLF
4.00%, due 5/1/25	1,785,000	2,028,306
South Huron Valley Utility Authority, Revenue Bonds
Insured: BAM
3.00%, due 5/1/22	360,000	367,647
Insured: BAM
3.00%, due 5/1/23	480,000	503,230
Insured: BAM
4.00%, due 5/1/24	500,000	551,119
Insured: BAM
4.00%, due 5/1/25	515,000	582,727
Universal Academy, Michigan Public School Academy, Revenue Bonds
2.00%, due 12/1/26 (e)	425,000	425,416
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds
Series C
5.00%, due 12/1/21	500,000	501,843
		52,410,781
Minnesota 0.8%
Becker Independent School District No. 726, Unlimited General Obligation
Series A, Insured: School District Credit Program
5.00%, due 2/1/22	375,000	383,657
Series A, Insured: School District Credit Program
5.00%, due 2/1/23	730,000	779,928
Series A, Insured: School District Credit Program
5.00%, due 2/1/24	560,000	624,019

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
City of Minneapolis MN, Unlimited General Obligation
0.60%, due 12/1/25	$ 5,000,000	$ 4,978,879
City of Minneapolis MN, Allina Health System, Revenue Bonds
5.00%, due 11/15/21	100,000	101,390
Duluth Independent School District No. 709, Capital Appreciation, Unlimited General Obligation
Series C, Insured: School District Credit Program
(zero coupon), due 2/1/29	1,850,000	1,649,848
Series C, Insured: School District Credit Program
(zero coupon), due 2/1/30	1,250,000	1,080,488
Duluth Independent School District No. 709, Certificate of Participation
Series A, Insured: School District Credit Program
0.87%, due 2/1/24	390,000	391,137
Series A, Insured: School District Credit Program
1.10%, due 2/1/25	685,000	687,924
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds
3.50%, due 1/1/24	270,000	270,677
Series B
5.00%, due 1/1/23	200,000	213,775
Minnesota Rural Water Finance Authority, Inc., Public Projects Construction Notes, Revenue Bonds
0.25%, due 8/1/22	1,250,000	1,250,405
Rockford Independent School District No. 883, Unlimited General Obligation
Series A, Insured: School District Credit Program
5.00%, due 2/1/22	75,000	76,822
State of Minnesota, Various Purpose, Unlimited General Obligation
5.00%, due 8/1/23	795,000	833,851
State of Minnesota, Unlimited General Obligation
Series A
5.00%, due 8/1/25	3,380,000	3,707,571
		17,030,371
Mississippi 0.3%
City of Jackson MS, Unlimited General Obligation
5.00%, due 3/1/22	350,000	359,482
5.00%, due 3/1/23	325,000	348,563
5.00%, due 3/1/24	515,000	577,724
Series A, Insured: BAM
5.00%, due 5/1/26	145,000	169,351
Mississippi Development Bank, Hinds County School District Project, Revenue Bonds
4.00%, due 3/1/24	330,000	361,272
Mississippi Development Bank, Municipal Energy Agency of Mississippi Power Supply Refunding Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 3/1/25	1,285,000	1,492,924
Insured: AGM
5.00%, due 3/1/27	300,000	359,354
State of Mississippi, Revenue Bonds
Series A
5.00%, due 10/15/22	1,000,000	1,055,624

	Principal Amount	Value
Long-Term Municipal Bonds
Mississippi
West Rankin Utility Authority, Revenue Bonds
Insured: AGM
5.00%, due 1/1/26	$ 435,000	$ 502,980
		5,227,274
Missouri 0.6%
City of St Louis MO, Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/23	3,000,000	3,279,301
City of St Louis MO, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 2/15/30	400,000	478,930
Hickman Mills C-1 School District, MO Direct Deposit Program, Unlimited General Obligation
Insured: State Aid Direct Deposit
4.00%, due 3/1/27	615,000	672,042
Kansas City Industrial Development Authority, Downtown Redevelopment District, Revenue Bonds
Series A, Insured: CITY APPROP
5.00%, due 9/1/21	4,420,000	4,437,083
Kansas City Municipal Assistance Corp., Capital Appreciation, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/22	100,000	99,893
Insured: AGC-ICC AMBAC
(zero coupon), due 4/15/23	880,000	876,745
Lincoln University, Auxiliary System, Revenue Bonds
Insured: AGM
5.00%, due 6/1/22	300,000	311,944
Insured: AGM
5.00%, due 6/1/23	320,000	347,639
Missouri State Health & Educational Facilities Authority, AT Still University of Health Sciences, Revenue Bonds
2.29%, due 10/1/21	1,000,000	1,002,866
		11,506,443
Montana 0.2%
Gallatin County School District No. 72 Ophir, Unlimited General Obligation
Series A
2.00%, due 7/1/22	290,000	294,578
Series A
2.00%, due 7/1/23	250,000	257,989
4.00%, due 7/1/22	450,000	465,287
4.00%, due 7/1/23	315,000	336,872
4.00%, due 7/1/25	715,000	810,293
4.00%, due 7/1/26	750,000	870,540
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
4.378%, due 7/1/22	915,000	934,027
State of Montana, Unlimited General Obligation
Series C
5.00%, due 8/1/21	275,000	275,000

	Principal Amount	Value
Long-Term Municipal Bonds
Montana
State of Montana, Unlimited General Obligation
Series C
5.00%, due 8/1/22	$ 225,000	$ 236,101
Series C
5.00%, due 8/1/24	440,000	504,051
		4,984,738
Nebraska 1.0%
Central Plains Energy Project, Nebraska Gas Project No. 4, Revenue Bonds
5.00%, due 3/1/50 (a)	8,920,000	9,867,523
Central Plains Energy Project, Nebraska Gas Project No. 3, Revenue Bonds
5.25%, due 9/1/37	3,500,000	3,688,681
Cheyenne County School District No. 1, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 12/15/22	585,000	615,547
Series B, Insured: AGM
4.00%, due 12/15/23	650,000	707,791
City of Grand Island NE, Combined Utility System, Revenue Bonds
Series A, Insured: AGM
4.00%, due 8/15/22	500,000	519,933
Series A, Insured: AGM
4.00%, due 8/15/23	400,000	430,524
Series A, Insured: AGM
4.00%, due 8/15/24	400,000	444,118
Lincoln Airport Authority, Revenue Bonds
5.00%, due 7/1/23	780,000	851,201
5.00%, due 7/1/24	745,000	845,911
5.00%, due 7/1/25	575,000	676,296
5.00%, due 7/1/26	790,000	957,204
5.00%, due 7/1/27	1,300,000	1,616,553
Omaha Public Power District, Revenue Bonds
Series A
5.00%, due 2/1/25	65,000	66,594
Series A
5.00%, due 2/1/26	90,000	92,207
University of Nebraska Facilities Corp., UNMC Utiity Improvement Project, Revenue Bonds
2.00%, due 2/15/23	200,000	205,959
		21,586,042
Nevada 0.4%
Clark County School District, Limited General Obligation
Series A, Insured: AGM
3.00%, due 6/15/22	750,000	769,206
Series A, Insured: AGM
3.00%, due 6/15/23	650,000	685,387
Series A, Insured: AGM
3.00%, due 6/15/24	650,000	702,030

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Clark County School District, Limited General Obligation
Series A, Insured: AGM
3.00%, due 6/15/25	$ 800,000	$ 881,786
Series C
5.00%, due 6/15/22	1,520,000	1,585,263
Series C
5.00%, due 6/15/23	1,650,000	1,801,370
Series C
5.00%, due 6/15/23	500,000	545,870
Series D
5.00%, due 6/15/27	275,000	292,367
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
5.00%, due 7/1/23	150,000	162,638
Series B
5.00%, due 7/1/29	290,000	365,590
Las Vegas Valley Water District, Limited General Obligation
Series A
5.00%, due 6/1/23	110,000	119,925
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A
5.00%, due 10/1/22	300,000	317,272
Series A
5.00%, due 10/1/23	535,000	590,653
		8,819,357
New Hampshire 0.0% ‡
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
5.00%, due 1/1/23 (b)	600,000	639,590
New Hampshire Municipal Bond Bank, Revenue Bonds
Series E, Insured: State Intercept
4.00%, due 1/15/28	200,000	203,563
		843,153
New Jersey 7.6%
Atlantic City Board of Education, Unlimited General Obligation
Insured: AGM SCH BD RES FD
4.00%, due 4/1/24	325,000	357,188
Bergen County Improvement Authority (The), Bergen New Bridge Medical Centre Project, Revenue Bonds
Insured: County Guaranteed
3.00%, due 8/15/22	3,270,000	3,364,574
Borough of Avalon NJ, Water and Sewer Utility, Unlimited General Obligation
5.00%, due 11/1/21	100,000	101,214
Borough of Wenonah NJ, Unlimited General Obligation
Insured: BAM
4.00%, due 10/15/23	365,000	394,101
Insured: BAM
4.00%, due 10/15/24	370,000	411,448

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Buena Regional School District, County of Atlantic, New Jersey School Energy Savings, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/24	$ 220,000	$ 250,888
Camden County Improvement Authority (The), Rowan University Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/24	2,000,000	2,274,658
Casino Reinvestment Development Authority, Inc., Revenue Bonds
Insured: AGM
5.00%, due 11/1/27	500,000	562,223
City of Bridgeton NJ, General Improvement and Water\Sewer Utility Bonds, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/26	625,000	691,674
Insured: BAM
3.00%, due 3/1/27	840,000	942,043
Insured: BAM
3.00%, due 3/1/28	855,000	969,167
City of Clifton NJ, Unlimited General Obligation (e)
Insured: BAM
2.00%, due 8/15/22	1,000,000	1,018,395
Insured: BAM
4.00%, due 8/15/28	2,540,000	3,066,931
City of East Orange NJ, Unlimited General Obligation
Series B, Insured: AGM ST AID WITHHLDG
5.00%, due 7/15/24	375,000	425,959
City of Millville NJ, Unlimited General Obligation
Insured: AGM
3.00%, due 11/1/23	250,000	251,783
City of Newark NJ, Unlimited General Obligation
Series C
2.00%, due 10/5/21	1,200,000	1,203,873
Series A, Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/23	1,000,000	1,095,571
Series A, Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/24	1,000,000	1,136,395
Series B, Insured: AGM SCH BD RES FD
5.00%, due 10/1/24	1,150,000	1,306,854
Series C, Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/24	145,000	164,777
Series A, Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/25	1,400,000	1,643,479
Series B, Insured: AGM SCH BD RES FD
5.00%, due 10/1/25	500,000	586,957
Series A, Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/26	700,000	846,176
City of Orange Township NJ, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
4.00%, due 12/1/25	1,025,000	1,181,962

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
City of Perth Amboy NJ, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/22	$ 615,000	$ 642,354
Insured: AGM
5.00%, due 7/1/23	735,000	803,280
Insured: AGM
5.00%, due 7/1/24	760,000	862,231
Insured: AGM
5.00%, due 7/1/26	735,000	890,960
City of Trenton NJ, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
2.00%, due 7/15/25	1,210,000	1,280,176
Insured: AGM ST AID WITHHLDG
4.00%, due 7/15/24	875,000	970,436
City of Union City NJ, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
0.05%, due 8/1/24	1,430,000	1,402,597
Insured: AGM ST AID WITHHLDG
2.25%, due 8/1/25	1,445,000	1,524,916
County of Essex NJ, Unlimited General Obligation
2.00%, due 9/3/21	1,455,000	1,457,387
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds (c)
1.57%, due 8/1/21	260,000	260,000
1.96%, due 8/1/22	350,000	350,931
2.37%, due 8/1/23	500,000	501,747
2.72%, due 8/1/24	500,000	501,943
3.00%, due 8/1/25	700,000	702,393
4.00%, due 7/15/22	225,000	232,136
4.00%, due 7/15/24	200,000	218,717
4.00%, due 7/15/26	385,000	439,398
Garden State Preservation Trust, Capital Appreciation, Revenue Bonds
Series B, Insured: AGM
(zero coupon), due 11/1/23	175,000	172,464
Garden State Preservation Trust, Revenue Bonds
Series A
5.00%, due 11/1/22	1,200,000	1,265,336
Series C, Insured: AGM
5.25%, due 11/1/21	1,175,000	1,189,805
Gloucester County Improvement Authority (The), Revenue Bonds
Series B, Insured: BAM
5.00%, due 7/1/24	1,300,000	1,475,680
Greater Egg Harbor Regional High School District, Unlimited General Obligation
Insured: AGM SCH BD RES FD
5.00%, due 2/1/23	700,000	750,497
Hamilton Township School District, Unlimited General Obligation
Insured: BAM SCH BD RES FD
4.00%, due 2/1/22	270,000	275,090

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Manchester Township Board of Education, Unlimited General Obligation
Insured: BAM SCH BD RES FD
4.00%, due 3/1/23	$ 355,000	$ 375,391
Middle Township School District, Unlimited General Obligation
Insured: AGM SCH BD RES FD
3.00%, due 7/15/26	250,000	273,466
Morris-Union Jointure Commission, Certificate of Participation
Insured: AGM
5.00%, due 8/1/26	420,000	457,525
New Brunswick Parking Authority, Revenue Bonds
Series B, Insured: MUN GOVT GTD
5.00%, due 9/1/21	175,000	175,627
Series B, Insured: MUN GOVT GTD
5.00%, due 9/1/22	700,000	734,682
Series B, Insured: BAM
5.00%, due 9/1/24	900,000	1,025,730
Series B, Insured: BAM
5.00%, due 9/1/25	900,000	1,062,146
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series E
0.85%, due 12/1/25 (b)	1,550,000	1,549,005
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
5.00%, due 6/15/22	200,000	208,318
5.00%, due 6/15/23	220,000	239,835
5.00%, due 6/15/24	300,000	339,679
New Jersey Economic Development Authority, Facilities Construction, Revenue Bonds
5.00%, due 6/15/23	750,000	817,030
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/23	2,500,000	2,728,712
Series A, Insured: BAM
5.00%, due 7/1/27	2,525,000	3,167,792
New Jersey Economic Development Authority, Cigarette Tax, Revenue Bonds
5.00%, due 6/15/24	410,000	424,590
New Jersey Economic Development Authority, New Jersey Transit Corp., Revenue Bonds
Series B
5.00%, due 11/1/25	4,035,000	4,783,983
New Jersey Economic Development Authority, State of New Jersey Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/28	275,000	342,390
New Jersey Economic Development Authority, School Facility Surcharge, Revenue Bonds
Series N-1, Insured: NATL
5.50%, due 9/1/23	1,500,000	1,666,212
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/25	3,000,000	3,524,669

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/25	$ 1,000,000	$ 1,044,290
5.00%, due 7/1/45 (a)	1,000,000	1,212,499
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series A
5.00%, due 12/1/24	1,750,000	2,014,481
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/25 (b)	250,000	295,450
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Revenue Bonds
Series AA, Insured: AMBAC
(zero coupon), due 12/15/24	3,360,000	3,280,153
Insured: BHAC-CR AMBAC
(zero coupon), due 12/15/24	750,000	738,347
Insured: BHAC
(zero coupon), due 12/15/27	315,000	296,181
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series A
(zero coupon), due 12/15/24	560,000	544,862
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation System, Revenue Bonds
Series A
(zero coupon), due 12/15/25	390,000	373,386
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds
Series AA
5.00%, due 6/15/22	1,500,000	1,562,523
New Jersey Transportation Trust Fund Authority, Highway Reimbursement Notes, Revenue Bonds
5.00%, due 6/15/23	125,000	136,073
5.00%, due 6/15/24	8,175,000	9,261,236
5.00%, due 6/15/25	360,000	422,466
5.00%, due 6/15/31	500,000	591,532
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/38	1,845,000	1,921,643
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series B, Insured: AMBAC
5.25%, due 12/15/23	1,190,000	1,332,072
Series B, Insured: NATL
5.50%, due 12/15/21	50,000	50,974
Series A
5.50%, due 12/15/21	375,000	382,304
Newark Board of Education, School Energy Saving, Unlimited General Obligation
Insured: BAM SCH BD RES FD
5.00%, due 7/15/25	600,000	707,154
Insured: BAM SCH BD RES FD
5.00%, due 7/15/26	625,000	759,870
Insured: BAM SCH BD RES FD
5.00%, due 7/15/28	750,000	959,735

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Newark Board of Education, School Energy Saving, Unlimited General Obligation
Insured: BAM SCH BD RES FD
5.00%, due 7/15/29	$ 1,350,000	$ 1,765,201
North Brunswick Township Board of Education, Unlimited General Obligation
Series A, Insured: SCH BD RES FD
4.00%, due 7/15/22	720,000	746,335
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM
3.00%, due 12/1/23	1,600,000	1,699,449
Series J, Insured: AGM
3.00%, due 12/1/24	1,800,000	1,954,450
Series H, Insured: AGM
5.00%, due 12/1/23	2,190,000	2,427,616
Series H, Insured: AGM
5.00%, due 12/1/24	1,510,000	1,739,294
Plainfield Board of Education, Unlimited General Obligation
Insured: BAM SCH BD RES FD
5.00%, due 8/1/24	1,000,000	1,133,652
Insured: BAM SCH BD RES FD
5.00%, due 8/1/25	1,000,000	1,173,443
Plumsted Township School District, Unlimited General Obligation
Insured: AGM SCH BD RES FD
4.00%, due 7/15/22	430,000	442,349
Insured: AGM SCH BD RES FD
4.00%, due 7/15/23	440,000	469,384
Salem County Improvement Authority, Finlaw State Office Building Project, Revenue Bonds
Insured: AGM
4.00%, due 8/15/23	300,000	321,052
Insured: AGM
4.00%, due 8/15/27	505,000	587,985
Insured: AGM
4.00%, due 8/15/28	400,000	471,848
Insured: AGM
4.00%, due 8/15/29	300,000	358,319
South Jersey Transportation Authority, Revenue Bonds
5.00%, due 11/1/21	2,500,000	2,528,846
Series A
5.00%, due 11/1/26	500,000	572,418
Series A
5.00%, due 11/1/27	500,000	570,483
Series A
5.00%, due 11/1/28	750,000	852,460
Series A
5.00%, due 11/1/29	1,200,000	1,359,349
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
4.00%, due 6/1/23	6,500,000	6,952,873
5.00%, due 6/1/24	11,500,000	13,036,411

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
State of New Jersey, Various Purpose, Unlimited General Obligation
5.00%, due 6/1/24	$ 250,000	$ 283,400
5.00%, due 6/1/26	275,000	322,443
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/22	1,250,000	1,299,887
Series A
5.00%, due 6/1/23	1,000,000	1,087,016
Series A
5.00%, due 6/1/24	8,250,000	9,340,335
Township of Belleville NJ, General Improvement, Water Utility, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/23	740,000	770,394
Insured: BAM
3.00%, due 2/1/24	1,520,000	1,620,728
Insured: BAM
3.00%, due 2/1/25	1,565,000	1,702,157
Insured: BAM
3.00%, due 2/1/26	1,615,000	1,784,878
Insured: BAM
3.00%, due 2/1/27	1,665,000	1,863,273
Township of Cherry Hill NJ, Unlimited General Obligation
5.00%, due 8/15/21	75,000	75,124
Township of Lower NJ, Unlimited General Obligation
Insured: AGM
4.00%, due 7/15/23	345,000	370,137
Union Township Board of Education, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 8/15/24	125,000	138,988
Insured: BAM
4.00%, due 8/15/25	290,000	331,809
Insured: BAM
4.00%, due 8/15/26	230,000	269,322
Washington Borough Board of Education, Unlimited General Obligation
Insured: AGM
4.00%, due 7/15/24	120,000	133,276
		156,759,161
New Mexico 0.1%
Albuquerque Municipal School District No. 12, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/23	1,165,000	1,277,659
County of Colfax NM, Tax Receipts, Revenue Bonds
Insured: BAM
3.00%, due 8/1/21	255,000	255,000
Insured: BAM
3.00%, due 8/1/22	265,000	270,744

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico
County of Colfax NM, Tax Receipts, Revenue Bonds
Insured: BAM
3.00%, due 8/1/23	$ 270,000	$ 282,813
Insured: BAM
3.00%, due 8/1/24	280,000	299,673
Village of Los Ranchos de Albuquerque, Albuquerque Academy Project, Revenue Bonds
4.00%, due 9/1/23	135,000	144,263
4.00%, due 9/1/24	100,000	109,882
4.00%, due 9/1/25	150,000	168,909
5.00%, due 9/1/26	170,000	203,994
		3,012,937
New York 10.0%
Albany County Airport Authority, Revenue Bonds
Series B
5.00%, due 12/15/21 (b)	250,000	254,289
Series B
5.00%, due 12/15/22 (b)	250,000	265,931
Series B
5.00%, due 12/15/23 (b)	200,000	221,845
Series A
5.00%, due 12/15/24	540,000	625,431
Brookfield Central School District, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
3.00%, due 6/15/22	310,000	313,232
Broome County Local Development Corp., United Health Services Hospitals, Revenue Bonds
Insured: AGM
5.00%, due 4/1/24	700,000	786,881
Insured: AGM
5.00%, due 4/1/25	800,000	932,803
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
5.00%, due 8/1/21	750,000	750,000
City of Elmira City NY, Public Improvement, Limited General Obligation (e)
Insured: AGM
4.00%, due 5/1/25	865,000	974,696
Insured: AGM
4.00%, due 5/1/26	895,000	1,033,111
Insured: AGM
4.00%, due 5/1/28	355,000	426,297
Insured: AGM
4.00%, due 5/1/29	140,000	170,964
City of New York NY, Unlimited General Obligation
Series B-1
4.00%, due 10/1/24	300,000	336,161
Series E
5.00%, due 8/1/21	510,000	510,000
Series H3
5.00%, due 8/1/22	300,000	314,770

	Principal Amount	Value
Long-Term Municipal Bonds
New York
City of Rochester NY, Limited General Obligation
Series II
3.00%, due 8/4/21	$ 8,500,000	$ 8,501,357
City of Yonkers NY, Limited General Obligation
Series E, Insured: AGM
5.00%, due 9/1/23	3,035,000	3,338,980
Series C, Insured: BAM
5.00%, due 10/1/23	1,485,000	1,639,475
County of Nassau NY, Limited General Obligation
Series A
2.00%, due 12/10/21	18,290,000	18,416,503
Series B
5.00%, due 10/1/21	2,300,000	2,318,369
County of Rockland NY, Various Purpose, Limited General Obligation
Series A, Insured: AGM
4.00%, due 10/15/22	1,015,000	1,022,954
County of Rockland NY, Public Improvement, Limited General Obligation
Series C, Insured: AGM
4.00%, due 5/1/23	2,000,000	2,137,050
County of Suffolk NY, Anticipation Notes, Limited General Obligation
Series II
2.00%, due 8/19/21	8,500,000	8,507,113
County of Suffolk NY, Limited General Obligation
Series A, Insured: AGM
4.00%, due 2/1/24	70,000	76,413
Insured: AGM
5.00%, due 2/1/22	430,000	440,318
Series B, Insured: AGM
5.00%, due 10/1/22	2,045,000	2,160,019
Series C, Insured: BAM
5.00%, due 2/1/23	495,000	530,245
Series A, Insured: BAM
5.00%, due 4/1/24	3,075,000	3,455,781
County of Suffolk NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
5.00%, due 10/15/25	3,300,000	3,916,184
Series A, Insured: AGM
5.00%, due 6/1/26	685,000	826,791
Dutchess County Local Development Corp., Health Quest Systems, Revenue Bonds
Series A
5.00%, due 7/1/22	500,000	521,486
Erie County Industrial Development Agency (The), City School District Buffalo Project, Revenue Bonds
Series A, Insured: State Aid Withholding
5.00%, due 5/1/27	1,095,000	1,306,455
Hempstead Union Free School District, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.00%, due 6/30/22	5,000,000	5,035,284

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Long Island Power Authority, Electric System, Revenue Bonds
Series A, Insured: AGM
(zero coupon), due 6/1/23	$ 160,000	$ 158,315
Series C
0.764%, due 3/1/23	1,500,000	1,505,722
Metropolitan Transportation Authority, Revenue Bonds
Series A-2S
4.00%, due 2/1/22	1,900,000	1,935,277
Series A
4.00%, due 11/15/26	225,000	265,268
Series C-2
5.00%, due 9/1/21	1,300,000	1,304,878
Series C, Insured: AGM
5.00%, due 11/15/21	500,000	506,967
Series B-1
5.00%, due 5/15/22	10,065,000	10,441,198
Series D-1
5.00%, due 9/1/22	835,000	877,941
Series A-1
5.00%, due 2/1/23	950,000	1,017,536
Series A
5.00%, due 11/15/25	1,850,000	2,208,635
Series D
5.00%, due 11/15/26	2,500,000	2,643,345
Series A
5.00%, due 11/15/26	1,225,000	1,299,689
Series B, Insured: AMBAC
5.25%, due 11/15/24	7,695,000	8,940,752
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 3/1/22	6,425,000	6,602,764
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series B
5.00%, due 11/15/23	1,245,000	1,377,464
Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bond, Revenue Bonds
Series B-2
5.00%, due 11/15/24	700,000	807,595
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
5.00%, due 12/1/23	700,000	774,568
5.00%, due 12/1/25	1,250,000	1,484,306
Monroe County Industrial Development Corp., Rochesrter Schools Modernization Project, Revenue Bonds
Insured: State Aid Withholding
5.00%, due 5/1/24	250,000	282,024
Mount Vernon City School District, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/15/24	150,000	170,432
Insured: State Aid Withholding
5.00%, due 8/15/26	1,040,000	1,257,850

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Nassau County Local Economic Assistance Corp., Winthrop-University Association Project, Revenue Bonds
5.00%, due 7/1/22	$ 1,000,000	$ 1,043,725
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Insured: AGM
5.00%, due 1/1/24	1,250,000	1,394,117
Insured: AGM
5.00%, due 1/1/25	1,250,000	1,449,228
Insured: AGM
5.00%, due 1/1/26	1,000,000	1,197,335
Insured: AGM
5.00%, due 1/1/27	1,500,000	1,851,553
New York City Industrial Development Agency, Revenue Bonds
Insured: NATL
5.02%, due 3/1/24 (f)	500,000	520,174
New York State Dormitory Authority, County of Westchester, Revenue Bonds
Insured: State Appropriations
(zero coupon), due 8/1/21	1,130,000	1,130,000
New York State Dormitory Authority, Interagency Coumcil Pooled Loan Program, Revenue Bonds
4.00%, due 7/1/22	400,000	413,253
4.00%, due 7/1/23	430,000	459,515
New York State Dormitory Authority, St Joseph's College, Revenue Bonds
Series A
5.00%, due 7/1/22	420,000	436,590
Series A
5.00%, due 7/1/23	880,000	952,384
New York State Dormitory Authority, Unrefunded School District Revenue Financing Program, Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.00%, due 10/1/22	140,000	141,121
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/23	1,000,000	1,079,866
New York State Dormitory Authority, Revenue Bonds
Series A, Insured: State Aid Withholding
5.00%, due 10/1/23	4,150,000	4,576,938
New York State Dormitory Authority, Frodham University, Revenue Bonds
5.00%, due 7/1/24	665,000	759,038
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
5.00%, due 8/1/25	1,535,000	1,800,571
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds
Series C, Insured: State Aid Withholding
5.00%, due 10/1/26	1,000,000	1,054,796
New York State Dormitory Authority, General Purpose, Revenue Bonds
Series A
5.00%, due 12/15/26	750,000	800,360
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
5.00%, due 7/1/35	200,000	204,086

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Energy Research & Development Authority, Green Bond, Revenue Bonds
Series A
3.745%, due 4/1/24	$ 1,100,000	$ 1,169,828
Series A
3.845%, due 4/1/25	1,100,000	1,183,174
New York State Environmental Facilities Corp., Green Bond, Revenue Bonds
5.00%, due 3/15/26	110,000	128,926
New York State Housing Finance Agency, Green Bond, Revenue Bonds
Insured: SONYMA
2.35%, due 11/1/21	1,500,000	1,507,901
New York State Thruway Authority, Revenue Bonds
Series L
5.00%, due 1/1/22	115,000	117,309
New York Transportation Development Corp., Delta Air Lines, Inc. Laguardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
5.00%, due 1/1/22	5,000,000	5,097,096
5.00%, due 1/1/23	4,335,000	4,621,995
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
5.00%, due 12/1/23 (b)	1,700,000	1,886,554
5.00%, due 12/1/23	2,000,000	2,223,440
5.00%, due 12/1/24 (b)	1,625,000	1,874,679
5.00%, due 12/1/25 (b)	3,690,000	4,400,863
5.00%, due 12/1/25	1,600,000	1,914,312
Niagara Falls City School District, Certificate of Participation
Insured: AGM
4.00%, due 6/15/26	200,000	219,697
Insured: AGM
5.00%, due 6/15/23	1,170,000	1,274,336
Insured: AGM
5.00%, due 6/15/24	1,100,000	1,239,082
Insured: AGM
5.00%, due 6/15/25	1,000,000	1,127,966
Niagara Falls City School District, Unlimited General Obligation
Insured: BAM
5.00%, due 6/15/25	1,375,000	1,615,901
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/23 (b)	2,195,000	2,364,756
Niagara Frontier Transportation Authority, Revenue Bonds
5.00%, due 4/1/23 (b)	825,000	888,804
Onondaga Civic Development Corp., Upstate Properties Development, Inc. Project, Revenue Bonds
Insured: BAM
0.915%, due 12/1/21	500,000	500,749
Insured: BAM
1.015%, due 12/1/22	655,000	659,474
Insured: BAM
1.078%, due 12/1/23	690,000	696,786

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Onondaga Civic Development Corp., Upstate Properties Development, Inc. Project, Revenue Bonds
Insured: BAM
1.167%, due 12/1/24	$ 700,000	$ 707,606
Port Authority of New York & New Jersey, Revenue Bonds
4.00%, due 12/1/26	220,000	226,960
5.00%, due 10/15/21 (b)	375,000	378,641
Series 188
5.00%, due 5/1/24 (b)	665,000	749,988
Series 178
5.00%, due 12/1/25 (b)	265,000	294,015
Series 179
5.00%, due 12/1/25	190,000	211,510
5.00%, due 12/15/25	150,000	170,764
5.00%, due 10/15/32	5,000,000	5,048,156
St Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
4.00%, due 9/1/21	260,000	260,738
Town of Oyster Bay NY, Limited General Obligation
Insured: BAM
2.00%, due 8/15/21	1,755,000	1,755,954
2.00%, due 11/1/21	835,000	838,499
Insured: AGM
3.25%, due 8/1/22	50,000	51,440
Insured: BAM
4.00%, due 2/15/22	110,000	112,141
4.00%, due 11/1/22	945,000	988,503
Insured: BAM
4.00%, due 11/1/23	365,000	395,860
Insured: BAM
4.00%, due 2/15/24	115,000	125,812
4.00%, due 3/1/24	850,000	930,548
Insured: BAM
4.00%, due 11/1/24	930,000	1,039,951
Insured: BAM
4.00%, due 11/1/25	1,300,000	1,494,621
Insured: AGM
4.00%, due 3/1/26	925,000	1,072,613
Town of Poughkeepsie, Library Purpose, Limited General Obligation
Insured: BAM
3.125%, due 12/15/24	100,000	104,010
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A-2
2.00%, due 5/15/45 (a)	8,500,000	9,173,815
Whitesboro Central School District, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
4.00%, due 6/15/25	2,325,000	2,651,933
		204,692,070

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina 0.9%
County of Cabarrus NC, Installment Financing Program, Revenue Bonds
5.00%, due 6/1/22	$ 150,000	$ 156,151
County of Guilford NC, Unlimited General Obligation
4.00%, due 3/1/26	200,000	233,599
County of New Hanover NC, New Hanover Regional Medical Center, Revenue Bonds
5.00%, due 10/1/24	690,000	695,296
North Carolina Capital Facilities Finance Agency, Campbell University, Revenue Bonds (e)
Series B
0.71%, due 10/1/21	940,000	940,016
Series B
0.88%, due 10/1/22	970,000	970,272
Series B
1.05%, due 10/1/23	1,000,000	1,001,199
North Carolina Capital Facilities Finance Agency, High Point University, Revenue Bonds
4.00%, due 5/1/23	250,000	266,313
4.00%, due 5/1/24	190,000	208,601
5.00%, due 5/1/25	240,000	279,586
5.00%, due 5/1/26	275,000	330,655
5.00%, due 5/1/27	395,000	487,485
5.00%, due 5/1/28	400,000	504,874
North Carolina Turnpike Authority, Revenue Bonds, Senior Lien
5.00%, due 1/1/22	350,000	356,910
North Carolina Turnpike Authority, Revenue Bonds
Series A
5.00%, due 7/1/23	250,000	272,267
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 2/1/24	10,000,000	11,183,043
Winston-Salem State University, Student Housing Project, Revenue Bonds
Insured: BAM TCRS
5.00%, due 6/1/24	500,000	565,738
		18,452,005
North Dakota 0.3%
County of Ward ND, Limited General Obligation
Insured: AGM
5.00%, due 4/1/22	5,300,000	5,473,289
Ohio 1.5%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.00%, due 11/15/25	250,000	295,043
5.00%, due 11/15/26	400,000	486,070
Bethel Local School District, School Facilities, Certificate Participation
Insured: BAM
4.00%, due 12/1/22	120,000	125,891
Insured: BAM
4.00%, due 12/1/23	175,000	189,209
Insured: BAM
4.00%, due 12/1/24	250,000	277,774

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Bethel Local School District, School Improvement, Unlimited General Obligation
Series B, Insured: School District Credit Program
4.00%, due 11/1/51	$ 80,000	$ 80,756
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-1
2.00%, due 6/1/27	5,370,000	5,519,485
City of Cleveland OH, Airport System, Revenue Bonds
Series B
5.00%, due 1/1/22 (b)	250,000	254,935
Series B
5.00%, due 1/1/23 (b)	400,000	427,019
Series C
5.00%, due 1/1/24	430,000	480,019
City of Dayton OH, Airport, Revenue Bonds
Insured: AGM
5.00%, due 12/1/25 (b)	585,000	607,242
City of Lorain OH, Limited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/21	225,000	227,767
Series A, Insured: BAM
4.00%, due 12/1/23	300,000	325,452
City of Middleburg Heights OH, Southwest General Health Center Project, Revenue Bonds
1.899%, due 8/1/21	300,000	300,000
1.949%, due 8/1/22	200,000	202,282
4.00%, due 8/1/21	145,000	145,000
4.00%, due 8/1/22	160,000	166,042
4.00%, due 8/1/23	125,000	133,975
4.00%, due 8/1/24	180,000	198,657
4.00%, due 8/1/25	150,000	170,041
City of Sharonville OH, Revenue Bonds
Insured: BAM
4.00%, due 12/1/21	175,000	177,012
Insured: BAM
4.00%, due 12/1/22	300,000	313,949
Insured: BAM
4.00%, due 12/1/23	580,000	625,685
Insured: BAM
4.00%, due 12/1/24	745,000	826,462
Insured: BAM
4.00%, due 12/1/25	715,000	812,942
Cleveland Municipal School District, Unlimited General Obligation
Series A, Insured: School District Credit Program
5.00%, due 12/1/21	1,945,000	1,976,200
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Natural History Project, Revenue Bonds
5.00%, due 7/1/25	125,000	146,172
5.00%, due 7/1/26	125,000	150,381
5.00%, due 7/1/27	125,000	154,055
5.00%, due 7/1/28	125,000	157,230

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
3.00%, due 12/1/22	$ 355,000	$ 368,259
Insured: BAM
3.00%, due 12/1/23	365,000	388,390
Insured: BAM
3.00%, due 12/1/24	265,000	288,475
Insured: BAM
3.00%, due 12/1/25	235,000	260,386
Insured: BAM
3.75%, due 3/1/34	60,000	61,240
Insured: BAM
4.00%, due 12/1/26	275,000	323,742
Conotton Valley Union Local School District, School Facilities Project, Certificate of Participation
Insured: AGM
5.00%, due 12/1/21	60,000	60,936
Conotton Valley Union Local School District, School Facilities Project, Certificates of Participation
Insured: AGM
5.00%, due 12/1/26	300,000	357,225
County of Hamilton OH, Limited General Obligation
Series A
5.00%, due 12/1/21	500,000	508,088
County of Lucas OH, Promedica Healthcare, Revenue Bonds
5.00%, due 11/15/26	70,000	70,965
County of Seneca OH, Joint Justice Centre Project, Revenue Bonds
Insured: BAM
2.00%, due 12/1/21	100,000	100,605
Dayton Metro Library, Unlimited General Obligation
Series A
5.00%, due 12/1/28	100,000	101,629
Great Oaks Career Campuses Board of Education, Certificate of Participation
4.00%, due 12/1/21	140,000	141,811
Hillsdale Local School District, School Facilities Project, Certificate of Participation
Insured: BAM
4.00%, due 12/1/22	1,200,000	1,260,065
Insured: BAM
4.00%, due 12/1/23	675,000	733,091
Lancaster Port Authority, Revenue Bonds
Series A
5.00%, due 8/1/22	235,000	246,256
Series A
5.00%, due 8/1/49 (a)	5,500,000	6,333,127
Northeast Ohio Regional Sewer District, Revenue Bonds
5.00%, due 11/15/21	75,000	76,055
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, due 10/1/22	385,000	405,772
State of Ohio, Premier Health Partners Obligated Group, Revenue Bonds
5.00%, due 11/15/24	135,000	154,437

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
State of Ohio, Premier Health Partners Obligated Group, Revenue Bonds
5.00%, due 11/15/25	$ 140,000	$ 165,224
5.00%, due 11/15/26	140,000	169,963
Triway Local School District, Certificate Participation
Insured: BAM
3.00%, due 12/1/24	400,000	434,877
Insured: BAM
3.00%, due 12/1/25	300,000	331,728
Insured: BAM
4.00%, due 12/1/26	630,000	738,774
		30,033,867
Oklahoma 0.1%
Tulsa Airports Improvement Trust, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/23 (b)	1,285,000	1,396,729
Oregon 0.3%
Columbia County School District No. 502, Unlimited General Obligation
Insured: School Bond Guaranty
(zero coupon), due 6/15/26	565,000	661,682
Salem-Keizer School District No. 24J, Limited General Obligation
(zero coupon), due 6/15/23	1,700,000	1,690,178
(zero coupon), due 6/15/24	1,785,000	1,761,728
(zero coupon), due 6/15/25	1,830,000	1,785,580
		5,899,168
Pennsylvania 4.7%
Albert Gallatin Area School District, Limited General Obligation
Series A, Insured: AGM ST AID WITHHLDG
4.00%, due 9/1/21	400,000	401,139
Series A, Insured: AGM ST AID WITHHLDG
4.00%, due 9/1/22	900,000	935,320
Series A, Insured: AGM ST AID WITHHLDG
4.00%, due 9/1/24	730,000	805,663
Series A, Insured: AGM ST AID WITHHLDG
4.00%, due 9/1/25	1,130,000	1,279,736
Aliquippa Municipal Water Authority, Revenue Bonds
Insured: BAM
4.00%, due 11/15/21	75,000	75,821
Bellwood-Antis School District, Limited General Obligation
Series AA, Insured: BAM
3.00%, due 6/1/23	285,000	299,229
Series A, Insured: BAM
3.00%, due 6/1/24	465,000	501,349
Series AA, Insured: BAM
3.00%, due 6/1/24	290,000	312,669

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Bethlehem Area School District, Limited General Obligation
Series A, Insured: AGM ST AID WITHHLDG
5.00%, due 2/1/25	$ 150,000	$ 174,726
Borough of Quakertown PA, Unlimited General Obligation
Insured: AGM
2.00%, due 2/1/22	255,000	257,225
Insured: AGM
4.00%, due 2/1/23	275,000	290,140
Insured: AGM
4.00%, due 2/1/24	305,000	332,543
Brownsville Area School District, Limited General Obligation
Insured: AGM ST AID WITHHLDG
4.00%, due 11/15/21	450,000	454,771
Insured: AGM ST AID WITHHLDG
4.00%, due 11/15/22	375,000	392,749
Bucks County Industrial Development Authority, George School Project, Revenue Bonds
5.00%, due 9/15/41	3,000,000	3,017,213
Butler Area Sewer Authority, Revenue Bonds
Insured: BAM
5.00%, due 7/1/22	120,000	125,247
Insured: BAM
5.00%, due 7/1/23	335,000	365,242
Insured: BAM
5.00%, due 7/1/24	355,000	402,863
Insured: BAM
5.00%, due 7/1/25	360,000	423,420
City of Allentown PA, Unlimited General Obligation
Insured: BAM
4.00%, due 10/1/22	175,000	182,395
Insured: BAM
4.00%, due 10/1/23	410,000	441,771
Insured: BAM
4.00%, due 10/1/24	675,000	749,569
Insured: BAM
4.00%, due 10/1/25	245,000	279,429
City of Philadelphia PA, Unlimited General Obligation
4.875%, due 8/1/21	500,000	500,000
5.00%, due 8/1/21	3,000,000	3,000,000
Series A
5.00%, due 8/1/21	250,000	250,000
City of Philadelphia PA, Airport, Revenue Bonds (b)
Series B
5.00%, due 7/1/22	1,920,000	2,003,951
Series B
5.00%, due 7/1/23	2,000,000	2,182,566
City of Pittsburgh PA, Unlimited General Obligation
Series A
5.00%, due 9/1/22	2,060,000	2,166,433

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
City of Pittston PA, Unlimited General Obligation
Series A, Insured: BAM
0.74%, due 11/15/21	$ 100,000	$ 100,166
Series A, Insured: BAM
1.00%, due 11/15/22	125,000	126,343
Series A, Insured: BAM
4.00%, due 11/15/23	175,000	188,204
Series A, Insured: BAM
4.00%, due 11/15/24	265,000	291,812
Series A, Insured: BAM
4.00%, due 11/15/25	275,000	309,496
City of Reading PA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 11/1/24	1,665,000	1,886,603
City of Williamsport PA, Unlimited General Obligation
Insured: AGM
5.00%, due 7/1/25	500,000	585,110
Insured: AGM
5.00%, due 7/1/26	475,000	573,742
Commonwealth of Pennsylvania, Certificate of Participation
Insured: AGM
5.00%, due 11/1/22	1,015,000	1,072,618
Corry Area School District, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
3.00%, due 12/15/21	170,000	171,754
Council Rock School District, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 8/1/21	130,000	130,000
County of Lackawanna PA, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 9/15/29	100,000	106,157
County of Lawrence PA, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 5/15/24	545,000	614,611
County of Mercer PA, Unlimited General Obligation
Insured: BAM
1.00%, due 10/1/21	350,000	350,478
Insured: BAM
2.00%, due 10/1/22	325,000	331,820
Delaware River Port Authority, Port District Project, Revenue Bonds
5.00%, due 1/1/22	100,000	101,890
Derry Township Municipal Authority, Revenue Bonds
Series A
4.00%, due 12/15/23	350,000	381,031
Series A
4.00%, due 12/15/24	415,000	466,758

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Elizabeth Forward School District, Unlimited General Obligation
Series B, Insured: NATL ST AID WITHHLDG
(zero coupon), due 9/1/21	$ 2,210,000	$ 2,209,605
Forest City Regional School District, Limited General Obligation
Insured: BAM
4.00%, due 7/1/23	520,000	557,037
Insured: BAM
4.00%, due 7/1/24	545,000	604,554
Forest Hills School District, Limited General Obligation
Insured: BAM
5.00%, due 8/15/24	275,000	314,522
Insured: BAM
5.00%, due 8/15/25	285,000	337,481
Insured: BAM
5.00%, due 8/15/26	295,000	360,881
Greencastle-Antrim School District, Limited General Obligation
Insured: BAM
5.00%, due 4/15/26	475,000	573,293
Lancaster Higher Education Authority, Harrisburg Area Community College Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/24	465,000	533,156
Lancaster School District, Limited General Obligation
Series B, Insured: AGM ST AID WITHHLDG
4.00%, due 6/1/22	1,060,000	1,092,898
Laurel Highlands School District, Limited General Obligation
Insured: BAM
3.00%, due 2/1/22	100,000	101,206
Insured: BAM
4.00%, due 2/1/23	300,000	314,716
Insured: BAM
4.00%, due 2/1/24	315,000	341,394
Insured: BAM
4.00%, due 2/1/25	345,000	384,253
Lycoming County Authority, Pennsylvania College of Technology Project, Revenue Bonds
Insured: BAM
5.00%, due 7/1/23	675,000	735,936
Mckeesport Area School District, Capital Appreciation, Unlimited General Obligation
Series C, Insured: AMBAC ST AID WITHHLDG
(zero coupon), due 10/1/28	145,000	127,522
Milton Area School District, Limited General Obligation (e)
Insured: AGM
2.00%, due 3/1/22	235,000	237,337
Insured: AGM
4.00%, due 9/1/23	825,000	888,599
Insured: AGM
5.00%, due 9/1/24	865,000	987,150
Insured: AGM
5.00%, due 9/1/25	900,000	1,064,184

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Milton Area School District, Limited General Obligation (e)
Insured: AGM
5.00%, due 9/1/26	$ 565,000	$ 689,907
Mount Union Area School District, Limited General Obligation
Insured: BAM
4.00%, due 8/1/22	875,000	905,810
Insured: BAM
4.00%, due 8/1/23	1,175,000	1,261,074
Insured: BAM
4.00%, due 8/1/24	915,000	1,013,305
Municipality of Norristown PA, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 11/1/22	460,000	479,763
Series B, Insured: AGM
4.00%, due 11/1/23	480,000	519,341
North East School District, Limited General Obligation
Insured: AGM
1.00%, due 9/1/21	660,000	660,073
North Huntingdon Township Municipal Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/28	200,000	253,874
Insured: AGM
5.00%, due 4/1/29	365,000	473,722
Norwin School District, Limited General Obligation
Insured: BAM
5.00%, due 11/15/22	165,000	175,362
Insured: BAM
5.00%, due 11/15/23	175,000	194,192
Insured: BAM
5.00%, due 11/15/25	190,000	226,895
Octorara Area School District, Limited General Obligation
Insured: AGM ST AID WITHHLDG
4.00%, due 4/1/22	350,000	358,681
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corp., Revenue Bonds
0.40%, due 10/1/23	5,000,000	5,012,353
Pennsylvania Economic Development Financing Authority, Water & Wastewater, Revenue Bonds
3.00%, due 1/1/22	360,000	362,984
3.00%, due 1/1/23	745,000	767,697
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series AZ, Insured: AGM
3.00%, due 6/15/28	3,930,000	4,270,509
Series AZ, Insured: AGM
3.00%, due 6/15/29	2,625,000	2,854,194
Pennsylvania Higher Educational Facilities Authority, Drexel University, Revenue Bonds
5.00%, due 5/1/24	325,000	367,684
Pennsylvania Higher Educational Facilities Authority, Shippensburg University of Pennsylvania, Revenue Bonds
6.25%, due 10/1/43	2,000,000	2,019,807

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Gas Works Co., Revenue Bonds
5.00%, due 10/1/21	$ 1,060,000	$ 1,068,291
5.00%, due 8/1/22	150,000	157,231
5.00%, due 10/1/24	1,000,000	1,140,453
Philadelphia Municipal Authority, Revenue Bonds
Series B, Insured: AGM
5.00%, due 1/15/23	825,000	881,130
Pittsburgh School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 9/1/21	75,000	75,168
Pittsburgh School District, Limited General Obligation
Insured: AGM ST AID WITHHLDG
4.00%, due 9/1/26	285,000	307,407
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/25	1,575,000	1,729,976
Pottstown School District, Limited General Obligation
Insured: BAM
4.00%, due 6/1/22	330,000	338,903
Insured: BAM
4.00%, due 6/1/23	375,000	398,210
Insured: BAM
4.00%, due 6/1/24	650,000	710,426
Riverside School District, Limited General Obligation
Insured: BAM
2.00%, due 10/15/22	225,000	229,604
Insured: BAM
4.00%, due 10/15/25	275,000	313,948
School District of Philadelphia (The), Limited General Obligation
Series F, Insured: BAM-TCRS ST AID WITHHLDG
5.00%, due 9/1/25	500,000	592,752
Series A, Insured: State Aid Withholding
5.00%, due 9/1/26	550,000	671,897
Shikellamy School District, Limited General Obligation
Series A, Insured: BAM
4.00%, due 9/1/25	1,015,000	1,162,725
Somerset Area School District, Limited General Obligation
Insured: AGM ST AID WITHHLDG
2.00%, due 2/15/22	425,000	428,749
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
Insured: AGM
4.00%, due 2/1/22	1,120,000	1,141,285
State Public School Building Authority, Crawford County Career and Technical Center, Revenue Bonds
Insured: BAM
4.00%, due 3/1/22	375,000	383,041
Insured: BAM
4.00%, due 3/1/23	395,000	417,109

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
State Public School Building Authority, Crawford County Career and Technical Center, Revenue Bonds
Insured: BAM
4.00%, due 3/1/24	$ 405,000	$ 440,861
Insured: BAM
4.00%, due 3/1/25	150,000	167,646
Insured: BAM
4.00%, due 3/1/26	185,000	211,091
State Public School Building Authority, Central Montgomery County Area Vocational Technical School, Revenue Bonds
Insured: BAM
4.00%, due 5/15/22	1,000,000	1,002,920
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.00%, due 6/1/22	500,000	519,906
State Public School Building Authority, Northampton County Area Community College Foundation, Revenue Bonds
Insured: BAM
5.00%, due 3/1/23	520,000	557,872
Insured: BAM
5.00%, due 3/1/24	560,000	624,822
State Public School Building Authority, Harrisburg School District, Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.00%, due 12/1/23	300,000	333,425
Insured: AGM ST AID WITHHLDG
5.00%, due 12/1/23	1,700,000	1,867,321
State Public School Building Authority, Community College of Allegheny County, Revenue Bonds
Insured: BAM
5.00%, due 7/15/24	430,000	489,114
State Public School Building Authority, School District of Philadelphia, Revenue Bonds
Insured: State Aid Withholding
5.00%, due 4/1/32	100,000	103,278
Township of Elizabeth, Unlimited General Obligation
Series B, Insured: AGM
3.00%, due 12/15/21	100,000	101,013
United School District, Unlimited General Obligation (e)
Insured: AGM
3.00%, due 11/15/22	525,000	542,569
Insured: AGM
5.00%, due 11/15/23	320,000	353,119
Insured: AGM
5.00%, due 11/15/24	220,000	252,016
Unity Township Municipal Authority (The), Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/23	805,000	892,940
Valley View School District, Limited General Obligation
Series A, Insured: BAM ST AID WITHHLDG
1.25%, due 5/15/23	150,000	150,121
Series B, Insured: BAM
1.55%, due 5/15/24	600,000	602,034

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Valley View School District, Limited General Obligation
Series A, Insured: BAM ST AID WITHHLDG
2.20%, due 5/15/26	$ 500,000	$ 503,689
Series B, Insured: BAM
2.20%, due 5/15/26	500,000	504,529
Series B, Insured: BAM
2.40%, due 5/15/27	365,000	369,490
Series A, Insured: BAM ST AID WITHHLDG
2.55%, due 5/15/28	750,000	761,184
Waverly Township Municipal Authority, Revenue Bonds
Insured: BAM
4.00%, due 2/15/22	780,000	795,693
Insured: BAM
4.00%, due 2/15/26	415,000	467,139
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project, Revenue Bonds
4.00%, due 11/15/22	140,000	146,241
4.00%, due 11/15/24	110,000	121,799
4.00%, due 11/15/25	115,000	130,464
4.00%, due 11/15/26	120,000	138,748
Westmoreland County Industrial Development Authority, Excela Health Project, Revenue Bonds
Series A
4.00%, due 7/1/22	300,000	309,996
Series A
4.00%, due 7/1/23	350,000	374,232
Series A
4.00%, due 7/1/24	350,000	385,878
Wilkinsburg-Penn Joint Water Authority (The), Green Bond, Revenue Bonds
Insured: BAM
4.00%, due 9/15/24	330,000	365,993
Insured: BAM
4.00%, due 9/15/25	390,000	443,620
Insured: BAM
4.00%, due 9/15/27	650,000	770,467
York City Sewer Authority, Revenue Bonds
Insured: AGM MUN GOVT GTD
5.00%, due 12/1/26	405,000	494,648
York County School of Technology Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 2/15/24	2,590,000	2,893,944
		96,362,850
Puerto Rico 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP, Insured: NATL-RE
5.00%, due 7/1/22	250,000	253,615
Series SS, Insured: NATL-RE
5.00%, due 7/1/22	250,000	253,615

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series C, Insured: AGC
5.25%, due 8/1/21	$ 1,500,000	$ 1,500,000
		2,007,230
Rhode Island 0.3%
Providence Public Building Authority, Capital Improvement Projects, Revenue Bonds
Series A, Insured: AGM
4.00%, due 9/15/23	1,000,000	1,073,331
Providence Redevelopment Agency, Public Safety Building Project, Revenue Bonds
Series A
5.00%, due 4/1/22	250,000	257,240
Rhode Island Health and Educational Building Corp., Rhode Island School of Design, Revenue Bonds
0.915%, due 8/15/22	120,000	120,690
1.067%, due 8/15/23	150,000	151,831
1.313%, due 8/15/24	375,000	382,548
1.503%, due 8/15/25	915,000	939,775
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/25	1,000,000	1,155,879
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 12/1/24	300,000	343,728
Series A
5.00%, due 12/1/25	875,000	1,033,256
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.00%, due 12/1/25 (b)	1,000,000	1,180,864
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series 1
2.124%, due 12/1/21	485,000	487,949
		7,127,091
South Carolina 0.3%
County of Hampton S C, Unlimited General Obligation
Insured: AGM ST AID WITHHLDG
3.00%, due 9/1/21	150,000	150,323
Greenville County School District, Building Equity Sooner, Revenue Bonds
5.00%, due 12/1/22	130,000	138,572
South Carolina Ports Authority, Revenue Bonds
5.00%, due 7/1/29	325,000	376,281
South Carolina Public Service Authority, Revenue Bonds
Series E
4.322%, due 12/1/27	2,034,000	2,382,472
Series D
5.00%, due 12/1/25	725,000	754,696
Williamsburg County Public Facilities Corp., Williamsburg County Project, Revenue Bonds
Insured: BAM
4.00%, due 6/1/22	460,000	474,315

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
Williamsburg County Public Facilities Corp., Williamsburg County Project, Revenue Bonds
Insured: BAM
4.00%, due 6/1/23	$ 500,000	$ 534,075
Insured: BAM
4.00%, due 6/1/24	985,000	1,086,801
Insured: BAM
4.00%, due 6/1/25	1,025,000	1,162,000
		7,059,535
South Dakota 0.0% ‡
South Dakota Health & Educational Facilities Authority, Monument Health, Revenue Bonds
Series A
5.00%, due 9/1/24	350,000	400,867
Tennessee 0.4%
County of Montgomery TN, Unlimited General Obligation
Series A
5.00%, due 6/1/22	280,000	291,363
Knox County Health Educational & Housing Facility Board, University Health System, Inc., Revenue Bonds
5.00%, due 9/1/28	1,450,000	1,724,383
Memphis-Shelby County Airport Authority, Revenue Bonds
5.00%, due 7/1/25	250,000	293,297
5.00%, due 7/1/26	155,000	187,221
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Trevecca Nazarene University Project, Revenue Bonds (e)
Series B
4.00%, due 10/1/23	135,000	145,112
Series B
4.00%, due 10/1/24	170,000	188,032
Series B
4.00%, due 10/1/25	170,000	192,835
Series B
4.00%, due 10/1/26	150,000	173,905
Series B
4.00%, due 10/1/27	195,000	230,202
New Memphis Arena Public Building Authority, City of Memphis, Revenue Bonds
(zero coupon), due 4/1/28	1,375,000	1,405,559
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
4.00%, due 5/1/48 (a)	2,625,000	2,783,927
Series C
5.00%, due 2/1/22	335,000	342,937
		7,958,773
Texas 9.0%
Aledo Independent School District, Unlimited General Obligation
Insured: PSF
(zero coupon), due 2/15/26	200,000	191,005

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Allen Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 2/15/24	$ 1,000,000	$ 1,123,851
Insured: PSF
5.00%, due 2/15/26	135,000	162,953
Alvin Independent School District, Unlimited General Obligation
Series A, Insured: PSF
5.00%, due 2/15/24	90,000	100,976
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Series B, Insured: PSF-GTD
0.653%, due 2/15/24	500,000	501,299
Series B, Insured: PSF-GTD
1.00%, due 2/15/25	440,000	441,941
Arlington Higher Education Finance Corp., Uplift Education Project, Revenue Bonds
Series A, Insured: PSF
3.00%, due 12/1/26	705,000	794,244
Series A, Insured: PSF
3.00%, due 12/1/27	725,000	827,299
Series A, Insured: PSF
3.00%, due 12/1/28	745,000	856,809
Series A, Insured: PSF
3.00%, due 12/1/29	770,000	892,702
Series A, Insured: PSF
4.00%, due 12/1/23	200,000	217,603
Series A, Insured: PSF
4.00%, due 12/1/24	325,000	364,884
Series A, Insured: PSF
4.00%, due 12/1/25	340,000	391,907
Arlington Higher Education Finance Corp., Faith Family Academy Charter Schools, Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 8/15/26	175,000	204,886
Series A, Insured: PSF-GTD
4.00%, due 8/15/27	135,000	161,417
Series A, Insured: PSF-GTD
4.00%, due 8/15/29	400,000	493,393
Arlington Higher Education Finance Corp., Compass Academy Charter School, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 8/1/27	435,000	517,261
Series A, Insured: PSF-GTD
4.00%, due 8/1/28	255,000	308,413
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A, Insured: PSF
5.00%, due 8/15/23	355,000	389,592
Series A, Insured: PSF
5.00%, due 8/15/24	185,000	211,103
Series A, Insured: PSF
5.00%, due 8/15/24	450,000	513,495

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Arlington Independent School District, Unlimited General Obligation
Series A, Insured: PSF
5.00%, due 2/15/23	$ 100,000	$ 107,545
Austin Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 8/1/21	7,925,000	7,925,000
Belmont Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: AGM
3.50%, due 3/1/23	495,000	517,697
Big Oaks Municipal Utility District, Waterworks And Sewer System, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	350,000	355,465
Brazoria County Municipal Utility District No. 19, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/22	385,000	396,183
Insured: BAM
3.00%, due 9/1/23	410,000	433,008
Brazos Higher Education Authority, Inc., Revenue Bonds
Series 1A
1.305%, due 4/1/24	750,000	755,159
Series 1A
1.974%, due 4/1/26	750,000	765,077
Brownsville Independent School District, Unlimited General Obligation
Series A, Insured: PSF
3.00%, due 8/15/25	250,000	277,003
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series F
5.00%, due 1/1/25	9,000,000	10,194,175
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
5.00%, due 1/1/25	135,000	156,217
5.00%, due 1/1/26	245,000	293,466
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: BHAC-CR AMBAC
(zero coupon), due 8/15/26	2,250,000	2,181,929
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/23	1,600,000	1,755,566
Series C
5.00%, due 8/15/24	1,785,000	2,039,195
Central Texas Turnpike System, Capital Appreciation, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/29	900,000	807,164
Cibolo Canyons Special Improvement District, Limited General Obligation
Series A, Insured: AGM
5.00%, due 8/15/21	345,000	345,546
Cibolo Canyons Special Improvement District, Valorem Tax Utility System, Limited General Obligation
Series A, Insured: AGM
5.00%, due 8/15/22	365,000	382,889

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Cibolo Canyons Special Improvement District, Valorem Tax Utility System, Limited General Obligation
Series A, Insured: AGM
5.00%, due 8/15/23	$ 575,000	$ 624,637
Cinco Southwest Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM
2.00%, due 12/1/21	480,000	482,950
Series A, Insured: BAM
2.00%, due 12/1/22	275,000	281,514
Insured: BAM
2.00%, due 12/1/22	470,000	481,134
City of Austin TX, Airport System, Revenue Bonds
5.00%, due 11/15/22 (b)	200,000	212,320
Series B
5.00%, due 11/15/24 (b)	250,000	288,206
5.00%, due 11/15/26	500,000	572,695
City of Austin TX, Electric Utility, Revenue Bonds
Series A
5.00%, due 11/15/25	685,000	821,247
City of Dallas TX, Waterworks & Sewer System, Revenue Bonds
Series B
2.485%, due 10/1/21	3,500,000	3,513,295
Series A
5.00%, due 10/1/24	150,000	172,601
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
Series B, Insured: AGM-CR AMBAC
(zero coupon), due 9/1/22	150,000	149,374
5.00%, due 9/1/21	1,535,000	1,540,722
5.00%, due 9/1/22	600,000	630,933
Insured: BAM
5.00%, due 9/1/22	485,000	510,221
5.00%, due 9/1/23	1,005,000	1,103,448
5.00%, due 9/1/24	3,180,000	3,623,196
5.00%, due 9/1/25	1,000,000	1,137,655
5.00%, due 9/1/25	1,520,000	1,790,475
5.00%, due 9/1/26	430,000	522,414
City of Houston TX, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/21	75,000	76,051
Series F
5.00%, due 11/15/30	100,000	101,408
City of Houston TX, Limited General Obligation
Series A
5.00%, due 3/1/26	50,000	51,433
City of Houston TX, Airport System, Revenue Bonds, Sub. Lien
Series D
5.00%, due 7/1/24	2,000,000	2,279,049
Series C
5.00%, due 7/1/27 (b)	175,000	218,301

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Laredo TX, Waterworks & Sewer System, Revenue Bonds
Insured: AGM
3.00%, due 3/1/28	$ 250,000	$ 254,230
Insured: AGM
3.50%, due 3/1/37	60,000	61,189
City of Laredo TX, International Toll Bridge System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 10/1/22	150,000	158,364
City of Lewisville TX, Lewisville Castle Hills Public Improvement District No. 3 Project, Special Assessment
Insured: AGM
5.00%, due 9/1/24	1,045,000	1,125,426
City of Lubbock TX, Water & Wastewater System, Revenue Bonds
Series A
5.00%, due 2/15/22	250,000	256,512
City of Mission TX, Certificates of Obligation, Limited General Obligation
Insured: BAM
5.00%, due 2/15/24	775,000	864,278
Insured: BAM
5.00%, due 2/15/25	900,000	1,039,848
Insured: BAM
5.00%, due 2/15/26	770,000	917,188
City of Mission TX, Limited General Obligation
Insured: BAM
5.00%, due 2/15/24	550,000	613,358
Insured: BAM
5.00%, due 2/15/25	570,000	658,571
Insured: BAM
5.00%, due 2/15/26	500,000	595,577
City of Mount Pleasant TX, Texas Combination Tax and Certificates of Obligation, Limited General Obligation
Insured: AGM
5.00%, due 5/15/25	435,000	509,378
Insured: AGM
5.00%, due 5/15/26	520,000	629,247
Insured: AGM
5.00%, due 5/15/27	520,000	647,401
Insured: AGM
5.00%, due 5/15/28	550,000	702,278
City of Port Arthur TX, Limited General Obligation
Insured: BAM
5.00%, due 2/15/22	200,000	205,188
Insured: BAM
5.00%, due 2/15/23	225,000	241,506
City of Port Arthur TX, Certificates of Obligation, Limited General Obligation
Insured: BAM
5.00%, due 2/15/22	185,000	189,799
Insured: BAM
5.00%, due 2/15/23	565,000	606,448

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Rio Grande City TX, Certificates of Obligation, Limited General Obligation
Insured: AGM
4.00%, due 2/15/22	$ 300,000	$ 306,036
Insured: AGM
4.00%, due 2/15/23	505,000	532,958
Insured: AGM
4.00%, due 2/15/24	545,000	594,932
Insured: AGM
4.00%, due 2/15/25	610,000	686,213
Clear Lake City Water Authority, Unlimited General Obligation
4.00%, due 3/1/22	110,000	112,385
4.00%, due 3/1/23	150,000	158,837
Clifton Higher Education Finance Corp., International Leadership of Texas, Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/28	300,000	383,234
Insured: PSF-GTD
5.00%, due 8/15/29	275,000	358,970
Collin County Water Control & Improvement District No. 3, Unlimited General Obligation
Insured: AGM
5.00%, due 9/15/21	215,000	216,164
Insured: AGM
5.00%, due 9/15/22	245,000	257,517
Insured: AGM
5.00%, due 9/15/23	240,000	262,645
Insured: AGM
5.00%, due 9/15/24	250,000	283,493
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation (e)
Insured: BAM
4.50%, due 3/1/23	250,000	266,407
Insured: BAM
4.50%, due 3/1/24	260,000	286,840
Insured: BAM
4.50%, due 3/1/25	135,000	153,521
Insured: BAM
4.50%, due 3/1/26	280,000	326,860
Insured: BAM
4.50%, due 3/1/27	295,000	352,279
Insured: BAM
4.50%, due 3/1/28	305,000	370,964
Corpus Christi Independent School District, Unlimited General Obligation
Insured: PSF
(zero coupon), due 8/15/23	300,000	298,809
County of Fort Bend TX, Unlimited General Obligation, Sub. Lien
5.00%, due 3/1/32	50,000	51,418
County of Williamson TX, Unlimited General Obligation
4.00%, due 2/15/22	200,000	204,198
Dallas Area Rapid Transit, Revenue Bonds
5.00%, due 12/1/25	220,000	264,057

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Dallas Fort Worth International Airport, Revenue Bonds
Series F
5.00%, due 11/1/21	$ 1,295,000	$ 1,310,526
Series A
5.00%, due 11/1/23	1,110,000	1,231,070
Series A
5.00%, due 11/1/24	1,770,000	2,043,795
Series F
5.00%, due 11/1/24	250,000	276,910
Series E
5.00%, due 11/1/25	450,000	477,175
Series D
5.00%, due 11/1/38 (b)	1,750,000	1,770,819
Denison Independent School District, Capital Appreciation, Unlimited General Obligation
Insured: PSF
(zero coupon), due 8/1/21	225,000	225,000
DeSoto Independent School District, Unlimited General Obligation
Insured: PSF
(zero coupon), due 8/15/26	680,000	657,775
Duncanville Independent School District TX, Capital Appreciation, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 2/15/22	1,000,000	999,663
East Aldine Management District, Revenue Bonds
Insured: AGM
4.00%, due 2/15/23	200,000	211,675
Ector County Hospital District, Limited General Obligation
5.00%, due 9/15/21	400,000	401,898
5.00%, due 9/15/22	400,000	417,906
5.00%, due 9/15/23	430,000	465,533
5.00%, due 9/15/24	450,000	502,879
5.00%, due 9/15/25	500,000	574,725
Fort Bend County Levee Improvement District No. 15, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/21	450,000	451,364
Insured: BAM
4.00%, due 9/1/21	400,000	401,212
Insured: BAM
4.00%, due 9/1/22	465,000	484,486
Fort Bend County Municipal Utility District No. 134C, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/22	750,000	772,857
Insured: BAM
3.00%, due 9/1/23	420,000	444,200
Insured: BAM
3.00%, due 9/1/24	515,000	556,969
Insured: BAM
3.00%, due 9/1/25	515,000	566,286

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Fort Bend County Municipal Utility District No. 134C, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/26	$ 515,000	$ 573,006
Fort Bend County Municipal Utility District No. 169, Unlimited General Obligation
Insured: AGM
2.00%, due 12/1/26	665,000	703,560
Fort Bend County Municipal Utility District No. 169, Water Sewer and Drainage Facilities, Revenue Bonds
Series A, Insured: AGM
4.00%, due 12/1/21	925,000	936,098
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 9/1/21	285,000	285,832
Series A, Insured: AGM
4.00%, due 9/1/22	290,000	301,702
Series A, Insured: AGM
4.00%, due 9/1/24	290,000	321,185
Series A, Insured: AGM
4.00%, due 9/1/25	290,000	329,305
Fort Bend County Municipal Utility District No. 206, Unlimited General Obligation
Insured: BAM
4.50%, due 9/1/24	300,000	336,151
Insured: BAM
4.50%, due 9/1/25	300,000	346,035
Insured: BAM
4.50%, due 9/1/26	300,000	353,879
Fort Bend County Municipal Utility District No. 48, Unlimited General Obligation
Insured: BAM
3.00%, due 10/1/23	310,000	328,741
Insured: BAM
3.00%, due 10/1/24	310,000	335,652
Insured: BAM
3.00%, due 10/1/25	310,000	341,374
Fort Bend County Municipal Utility District No. 57, Unlimited General Obligation
Insured: AGM
3.00%, due 4/1/23	225,000	234,876
Insured: AGM
3.00%, due 4/1/24	245,000	262,096
Insured: AGM
3.00%, due 4/1/25	250,000	273,070
Fort Bend-Waller Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: BAM
4.50%, due 4/1/23	175,000	186,693
Insured: BAM
4.50%, due 4/1/24	175,000	193,369
Insured: BAM
4.50%, due 4/1/25	175,000	199,640

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Galveston County Municipal Utility District No. 56, Unlimited General Obligation
Insured: BAM
4.25%, due 12/1/22	$ 400,000	$ 421,127
Insured: BAM
4.50%, due 12/1/21	400,000	405,560
Insured: AGM
4.50%, due 12/1/23	425,000	468,072
Insured: AGM
4.50%, due 12/1/24	675,000	770,696
Grand Parkway Transportation Corp., Revenue Bonds
5.00%, due 2/1/23	3,610,000	3,863,091
Gulfgate Redevelopment Authority
Insured: AGM
4.00%, due 9/1/21	300,000	300,854
Insured: AGM
4.00%, due 9/1/23	325,000	346,115
Insured: AGM
4.00%, due 9/1/25	440,000	491,337
Harris County Municipal Utility District No. 105, Unlimited General Obligation
Insured: AGM
4.50%, due 3/1/26	250,000	292,208
Harris County Municipal Utility District No. 196, Unlimited General Obligation
Insured: AGM
4.00%, due 9/1/22	290,000	299,528
Harris County Municipal Utility District No. 370, Unlimited General Obligation
Insured: AGM
3.00%, due 12/1/21	110,000	111,015
Insured: AGM
3.00%, due 12/1/22	355,000	367,391
Insured: AGM
3.00%, due 12/1/24	250,000	272,494
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Insured: AGM
4.50%, due 4/1/25	400,000	455,851
Harris County Municipal Utility District No. 480, Unlimited General Obligation
Insured: AGM
4.00%, due 4/1/23	175,000	186,030
Insured: AGM
4.00%, due 4/1/24	175,000	191,352
Harris County Municipal Utility District No. 489, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/24	615,000	682,731
Insured: BAM
4.00%, due 9/1/25	615,000	701,825
Harris County Municipal Utility District No. 50, Unlimited General Obligation
Insured: BAM
4.00%, due 3/1/24	125,000	136,338

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Municipal Utility District No. 50, Unlimited General Obligation
Insured: BAM
4.00%, due 3/1/25	$ 150,000	$ 168,042
Insured: BAM
4.00%, due 3/1/26	150,000	171,882
Insured: BAM
4.00%, due 3/1/27	175,000	204,856
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 11/15/24	150,000	171,333
Series A, Insured: AGM
5.00%, due 11/15/25	245,000	278,957
Series A
5.00%, due 11/15/28	1,440,000	1,618,314
Harris-Fort Bend Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: AGM
2.00%, due 4/1/22	100,000	101,127
Hidalgo County Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B, Insured: AGM
1.464%, due 12/1/27	170,000	170,801
Houston Higher Education Finance Corp., Houston Baptist University, Revenue Bonds
1.50%, due 10/1/22	100,000	100,018
1.75%, due 10/1/24	115,000	115,018
2.00%, due 10/1/25	150,000	150,035
Hunt Memorial Hospital District Charitable Health, Limited General Obligation
5.00%, due 2/15/23	325,000	345,886
5.00%, due 2/15/24	275,000	303,151
5.00%, due 2/15/25	450,000	512,284
5.00%, due 2/15/26	800,000	936,909
Imperial Redevelopment District, Unlimited General Obligation
Insured: AGM
2.00%, due 5/1/26	130,000	134,377
Insured: AGM
4.50%, due 5/1/22	110,000	113,404
Insured: AGM
4.50%, due 5/1/23	120,000	128,524
Insured: AGM
4.50%, due 5/1/24	85,000	94,061
Series A, Insured: AGM
4.50%, due 5/1/24	425,000	470,305
Insured: AGM
4.50%, due 5/1/25	125,000	141,958
Judson Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/1/30	650,000	662,724
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/23	130,000	135,360

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/24	$ 155,000	$ 164,927
Series 1B, Insured: AGM
3.00%, due 9/1/24	360,000	387,038
Insured: BAM
3.00%, due 3/1/25	170,000	183,936
Leander Independent School District, Unlimited General Obligation
Series D, Insured: PSF
(zero coupon), due 8/15/24	435,000	430,777
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/25	150,000	134,896
Series D, Insured: PSF
(zero coupon), due 8/15/40	2,125,000	977,541
Series C, Insured: PSF
(zero coupon), due 8/15/43	450,000	163,077
Series C, Insured: PSF
(zero coupon), due 8/15/45	400,000	128,527
Series C, Insured: PSF
5.00%, due 8/15/23	340,000	373,790
Lubbock-Cooper Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 2/15/25	105,000	122,320
Mabank Independent School District, Unlimited General Obligation
Insured: PSF
(zero coupon), due 8/15/26	950,000	912,979
Martin County Hospital District, Limited General Obligation
4.00%, due 4/1/23	140,000	148,053
4.00%, due 4/1/24	100,000	108,843
4.00%, due 4/1/25	150,000	167,137
4.00%, due 4/1/26	300,000	340,577
Matagorda County Navigation District No. 1, Revenue Bonds
Insured: AMBAC
5.125%, due 11/1/28	6,530,000	8,297,357
Metropolitan Transit Authority of Harris County Sales & Use Tax, Revenue Bonds
Series A
5.00%, due 11/1/25	150,000	179,668
Series A
5.00%, due 11/1/30	100,000	101,215
Montgomery County Municipal Utility District No. 105, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	380,000	395,123
Montgomery County Municipal Utility District No. 46, Unlimited General Obligation
2.50%, due 3/1/22	1,455,000	1,457,559
Mount Houston Road Municipal Utility District, Waterworks And Sewer System, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	145,000	147,332

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
North Forest Municipal Utility District, Unlimited General Obligation
Insured: BAM
3.00%, due 4/1/23	$ 280,000	$ 291,957
North Fort Bend Water Authority, Revenue Bonds
Series B
5.00%, due 12/15/24	1,485,000	1,720,477
Series B
5.00%, due 12/15/25	1,350,000	1,619,229
North Texas Municipal Water District, Sabine Creek Regional Wastewater Systems Project, Revenue Bonds
Insured: AGM
4.00%, due 6/1/24	350,000	385,130
North Texas Tollway Authority, Tollway System, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/22	80,000	81,610
Northwest Harris County Municipal Utility District No. 19, Unlimited General Obligation (e)
Insured: AGM
3.00%, due 10/1/21	125,000	125,567
Insured: AGM
3.00%, due 10/1/22	120,000	123,781
Insured: AGM
3.00%, due 10/1/23	125,000	132,027
Insured: AGM
3.00%, due 10/1/24	240,000	258,599
Insured: AGM
3.00%, due 10/1/26	200,000	221,399
Insured: AGM
3.00%, due 10/1/28	155,000	170,294
Northwest Independent School District, Capital Appreciation, Unlimited General Obligation
Insured: PSF
(zero coupon), due 2/15/25	295,000	288,994
Northwest Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 2/15/25	115,000	133,792
Pecan Grove Municipal Utility District, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	100,000	104,102
Red River Education Finance Corp., Texas Christian University, Revenue Bonds
5.00%, due 3/15/22	55,000	56,670
Remington Municipal Utility District No. 1, Unlimited General Obligation
Insured: AGM
3.00%, due 9/1/22	330,000	339,694
San Marcos Consolidated Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 8/1/27	515,000	540,023
Sienna Plantation Municipal Utility District No. 4, Unlimited General Obligation
Insured: AGM
2.00%, due 9/1/22	435,000	442,958

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Sienna Plantation Municipal Utility District No. 4, Unlimited General Obligation
Insured: AGM
3.00%, due 9/1/24	$ 460,000	$ 492,795
Insured: AGM
3.00%, due 9/1/25	475,000	516,279
Southeast Williamson County Municipal Utility District No. 1, Unlimited General Obligation
Insured: BAM
4.00%, due 9/1/22	150,000	155,837
Insured: BAM
4.00%, due 9/1/23	330,000	351,722
Insured: BAM
4.00%, due 9/1/24	345,000	377,323
Insured: BAM
4.00%, due 9/1/25	355,000	397,174
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM
5.00%, due 9/1/21	150,000	150,544
Insured: AGM
5.00%, due 9/1/22	200,000	210,021
Insured: AGM
5.00%, due 9/1/24	300,000	338,462
Insured: AGM
5.00%, due 9/1/25	300,000	348,899
State of Texas, Public Financing Authority, Unlimited General Obligation
5.00%, due 10/1/25	75,000	75,582
State of Texas, Highway Improvement, Unlimited General Obligation
5.00%, due 4/1/32	50,000	51,639
State of Texas, College Student Loan, Unlimited General Obligation
Series B
5.25%, due 8/1/21 (b)	9,745,000	9,745,000
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Project, Revenue Bonds
Insured: AGM
0.863%, due 9/1/21	850,000	850,255
Insured: AGM
0.923%, due 9/1/22	650,000	652,743
Insured: AGM
1.071%, due 9/1/23	650,000	655,370
Insured: AGM
1.356%, due 9/1/24	825,000	836,898
Insured: AGM
1.386%, due 9/1/25	600,000	606,903
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas, Revenue Bonds
5.00%, due 10/1/27	1,100,000	1,211,149
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/29	770,000	955,711
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/22	750,000	798,433
5.00%, due 12/15/27	7,000,000	8,786,758

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
5.25%, due 12/15/22	$ 200,000	$ 213,711
Texas Municipal Power Agency, Transmission System, Revenue Bonds
Insured: AGM
3.00%, due 9/1/21	675,000	676,537
Insured: AGM
3.00%, due 9/1/22	1,000,000	1,031,136
Insured: AGM
3.00%, due 9/1/23	900,000	953,211
Insured: AGM
3.00%, due 9/1/24	930,000	1,007,877
Insured: AGM
3.00%, due 9/1/25	1,300,000	1,435,006
Insured: AGM
3.00%, due 9/1/26	1,240,000	1,391,523
Texas Municipal Power Agency, Revenue Bonds, Sub. Lien
4.00%, due 9/1/25	2,740,000	2,740,000
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.00%, due 5/1/28	500,000	593,875
Travis County Water Control & Improvement District, Green Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 8/15/21	280,000	280,360
Insured: BAM
4.00%, due 8/15/22	425,000	441,762
Insured: BAM
4.00%, due 8/15/23	445,000	478,486
Insured: BAM
4.00%, due 8/15/24	460,000	509,262
Insured: BAM
4.00%, due 8/15/25	480,000	544,864
Tyler Independent School District, Unlimited General Obligation
Insured: PSF
5.00%, due 2/15/24	100,000	112,195
Viridian Municipal Management District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/21	300,000	303,639
Insured: AGM
4.00%, due 12/1/21	225,000	227,729
Insured: AGM
4.00%, due 12/1/22	550,000	576,927
Insured: AGM
4.00%, due 12/1/22	395,000	414,338
Insured: AGM
4.00%, due 12/1/23	300,000	325,452
Insured: AGM
4.00%, due 12/1/23	305,000	330,876

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Viridian Municipal Management District, Unlimited Tax Road Improvement, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/22	$ 175,000	$ 183,568
Insured: BAM
4.00%, due 12/1/24	370,000	413,705
Weatherford Independent School District, Unlimited General Obligation
Insured: PSF
(zero coupon), due 2/15/22	325,000	324,804
		184,060,362
U.S. Virgin Islands 0.1%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL
5.00%, due 10/1/21	450,000	454,205
Insured: NATL
5.00%, due 10/1/22	665,000	674,858
Insured: NATL
5.00%, due 10/1/24	395,000	401,282
		1,530,345
Utah 1.1%
City of Salt Lake City UT, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/24	95,000	107,987
Series A
5.00%, due 7/1/25	1,300,000	1,530,908
Series A
5.00%, due 7/1/26	2,250,000	2,735,409
Series A
5.00%, due 7/1/27	2,500,000	3,118,013
Series A
5.00%, due 7/1/28	1,800,000	2,299,497
Series A
5.00%, due 7/1/29	3,500,000	4,568,949
South Valley Water Reclamation Facility, Revenue Bonds
Insured: AGM
3.00%, due 8/15/27	250,000	267,142
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
(zero coupon), due 4/15/25	820,000	790,198
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/22	100,000	102,497
Insured: UT CSCE
4.00%, due 4/15/23	175,000	184,900
Insured: UT CSCE
4.00%, due 4/15/24	280,000	304,544

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/26	$ 400,000	$ 455,639
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 10/15/24	255,000	281,079
Series A, Insured: UT CSCE
4.00%, due 10/15/25	265,000	298,647
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/22	110,000	113,514
Insured: UT CSCE
5.00%, due 4/15/24	340,000	378,394
Utah Infrastructure Agency, Revenue Bonds
3.00%, due 10/15/25	565,000	619,144
4.00%, due 10/15/21	500,000	503,173
4.00%, due 10/15/23	755,000	815,021
4.00%, due 10/15/27	550,000	650,383
4.00%, due 10/15/28	350,000	418,565
5.00%, due 10/15/25	1,000,000	1,178,496
		21,722,099
Vermont 0.2%
Vermont Student Assistance Corp., Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 6/15/23	1,150,000	1,244,886
Series A
5.00%, due 6/15/24	850,000	953,073
Series A
5.00%, due 6/15/25	875,000	1,011,869
Vermont Student Assistance Corp., Revenue Bonds (b)
Series A
5.00%, due 6/15/25	1,300,000	1,503,349
Series A
5.00%, due 6/15/26	175,000	207,862
		4,921,039
Virginia 0.2%
Alexandria Industrial Development Authority, Episcopal High School, Revenue Bonds
3.00%, due 1/1/22	300,000	303,471
Norfolk Airport Authority, Revenue Bonds
5.00%, due 7/1/24	395,000	449,740
5.00%, due 7/1/25	160,000	188,938
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home, Revenue Bonds
4.00%, due 12/1/22	300,000	314,368
University of Virginia, Revenue Bonds
Series B
5.00%, due 8/1/21	215,000	215,000

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
University of Virginia, Revenue Bonds
Series A
5.00%, due 6/1/43	$ 135,000	$ 147,129
Virginia College Building Authority, Revenue Bonds
5.00%, due 2/1/22	120,000	122,952
Virginia Commonwealth Transportation Board, U.S. Roure 58 Corridor Program, Revenue Bonds
Series C
5.00%, due 5/15/22	145,000	150,639
Virginia Public School Authority, Revenue Bonds
Series B
5.00%, due 8/1/21	1,545,000	1,545,000
Virginia Small Business Financing Authority, National Senior Campuses, Inc. Obligated Group, Revenue Bonds
5.00%, due 1/1/22	500,000	509,724
5.00%, due 1/1/23	500,000	532,524
5.00%, due 1/1/24	550,000	609,747
		5,089,232
Washington 0.5%
Bellevue Convention Center Authority, Special Obligation, Revenue Bonds
Insured: NATL
(zero coupon), due 2/1/22	530,000	529,424
City of Tacoma WA, Revenue Bonds
4.00%, due 12/1/21	160,000	162,085
County of King WA, Limited General Obligation
5.00%, due 6/1/22	100,000	100,372
Kittitas County School District No. 401 Ellensburg, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 12/1/22	1,800,000	1,918,690
Northwest Open Access Network, Revenue Bonds
0.691%, due 12/1/22	1,200,000	1,203,854
0.791%, due 12/1/23	1,260,000	1,265,218
1.218%, due 12/1/25	1,105,000	1,114,272
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bond, Revenue Bonds
5.00%, due 1/1/23	100,000	106,168
Port of Seattle WA, Revenue Bonds
Series B
5.00%, due 5/1/23 (b)	500,000	541,875
Snohomish County Public Utility District No. 1, Revenue Bonds
5.00%, due 12/1/22	500,000	508,144
Spokane Public Facilities District, Revenue Bonds
Series B
5.00%, due 12/1/23	1,175,000	1,280,564
State of Washington, Senior 520 Corridor Program, Revenue Bonds
5.00%, due 9/1/24	1,000,000	1,052,226
Washington Higher Education Facilities Authority, Seattle University Project, Revenue Bonds
5.00%, due 5/1/24	250,000	279,757
5.00%, due 5/1/25	255,000	295,310

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Convention Center Public Facilities District, Revenue Bonds
5.00%, due 7/1/22	$ 175,000	$ 181,994
		10,539,953
West Virginia 0.2%
City of Fairmont WV, Waterworks, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/1/23	300,000	313,477
Series A, Insured: BAM
3.00%, due 7/1/24	500,000	531,566
City of Wheeling WV, Waterworks & Sewerage System, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/28	300,000	361,592
Morgantown Utility Board, Inc., Green Bonds, Revenue Bonds
Series A, Insured: BAM
3.00%, due 12/1/22	225,000	232,762
Roane County Building Commission, Roane General Hospital, Revenue Bonds
2.55%, due 11/1/21	1,250,000	1,251,685
West Virginia Commissioner of Highways, Surface Transportation Improvements, Revenue Bonds
Series A
5.00%, due 9/1/22	390,000	410,499
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
5.00%, due 1/1/22	200,000	203,738
5.00%, due 1/1/25	350,000	402,046
		3,707,365
Wisconsin 0.5%
City of Kaukauna WI, Revenue Bonds
Insured: AGM
3.00%, due 12/15/21	175,000	176,832
City of Kaukauna WI, Electric System, Revenue Bonds
Insured: AGM
3.00%, due 12/15/23	300,000	319,008
Insured: AGM
3.00%, due 12/15/24	455,000	493,155
City of Milwaukee WI, Unlimited General Obligation
Series N2
4.00%, due 3/1/24	125,000	137,185
Series N2
5.00%, due 4/1/24	4,000,000	4,507,861
City of Racine WI, Unlimited General Obligation
0.60%, due 12/1/23	1,075,000	1,076,452
City of Racine WI, Waterworks System, Revenue Bonds
4.00%, due 9/1/23	750,000	752,286
Insured: BAM
5.00%, due 9/1/27	300,000	377,317

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Omro School District, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/23	$ 100,000	$ 104,512
Insured: BAM
3.00%, due 3/1/24	100,000	107,178
Public Finance Authority, Northwest Nazarene University, Revenue Bonds
5.00%, due 10/1/25	500,000	575,411
Town of Manitowish Waters WI, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/22	285,000	288,551
Insured: AGM
3.00%, due 3/1/23	295,000	305,834
Insured: AGM
3.00%, due 3/1/24	300,000	316,912
Insured: AGM
3.00%, due 3/1/25	310,000	332,903
Village of Fox Crossing WI, Waterworks System & Sewerage System, Revenue Bonds
Insured: BAM
3.00%, due 5/1/24	295,000	316,257
		10,187,654
Wyoming 0.1%
County of Laramie WY, Cheyenne Regional Medical Center Project, Revenue Bonds
4.00%, due 5/1/22	225,000	231,539
4.00%, due 5/1/23	250,000	266,585
4.00%, due 5/1/24	250,000	275,487
4.00%, due 5/1/25	250,000	283,077
		1,056,688
Total Long-Term Municipal Bonds (Cost $1,664,562,305)		1,686,115,350
Short-Term Municipal Notes 12.7%
Alabama 0.4%
City of Mobile Alabama, Alabama Power Company Barry Plant Project, Revenue Bonds
1.00%, due 6/1/34 (g)	5,500,000	5,603,940
Southeast Alabama Gas Supply District (The), Project No. 1, Revenue Bonds
Series C
0.67%, due 4/1/49 (g)	3,000,000	3,016,605
		8,620,545
California 1.1%
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
0.20%, due 1/1/50 (b)(c)(g)	5,000,000	5,001,151
California Municipal Finance Authority, Waste Management, Inc. Project, Revenue Bonds
0.70%, due 12/1/44 (b)(g)	6,500,000	6,572,398

	Principal Amount	Value
Short-Term Municipal Notes
California
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series C
2.625%, due 11/1/33 (g)	$ 1,265,000	$ 1,335,715
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series D
0.16%, due 7/1/37 (g)	10,000,000	10,002,350
		22,911,614
Connecticut 0.1%
State of Connecticut, Unlimited General Obligation
Series A
0.87%, due 3/1/22 (g)	3,000,000	3,009,205
Georgia 0.9%
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds, Second Series
1.70%, due 12/1/49 (g)	5,000,000	5,187,148
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds (g)
2.05%, due 10/1/32	3,500,000	3,518,595
2.25%, due 10/1/32	2,800,000	2,899,068
Main Street Natural Gas, Inc., Revenue Bonds
Series D
0.897%, due 8/1/48 (g)	7,500,000	7,560,459
		19,165,270
Idaho 0.4%
Idaho Health Facilities Authority, CHE Trinity Health Credit Group, Revenue Bonds
0.10%, due 12/1/48 (g)	8,735,000	8,735,000
Illinois 0.2%
Illinois Finance Authority, Edward-Elmhurst Healthcare, Revenue Bonds
0.77%, due 1/1/46 (g)	3,500,000	3,502,474
Indiana 0.2%
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds (g)
Series A
0.75%, due 12/1/38	1,500,000	1,504,608
Series B
0.95%, due 12/1/38 (b)	2,265,000	2,259,551
Indiana Finance Authority, Prerefunded Ascension Health, Revenue Bonds
1.75%, due 11/15/31 (g)	20,000	20,067
Indiana Finance Authority, Unrefunded Ascension Health, Revenue Bonds
1.75%, due 11/15/31 (g)	1,290,000	1,295,314
		5,079,540
Louisiana 0.8%
Parish of St John the Baptist LA, Marathon Oil Corp. Project, Revenue Bonds (g)
2.125%, due 6/1/37	9,925,000	10,314,295

	Principal Amount	Value
Short-Term Municipal Notes
Louisiana
Parish of St John the Baptist LA, Marathon Oil Corp. Project, Revenue Bonds (g)
Series B-2
2.375%, due 6/1/37	$ 6,525,000	$ 6,921,643
		17,235,938
Michigan 0.1%
Michigan Strategic Fund, Detroit Edison Co., Revenue Bonds
1.45%, due 8/1/29 (g)	2,000,000	2,001,986
Mississippi 0.1%
Mississippi Business Finance Corp., Waste Management, Inc. Project, Revenue Bonds
0.55%, due 3/1/29 (g)	1,750,000	1,750,582
Montana 0.3%
Montana Facility Finance Authority, Billings Clinic Obligated Group, Revenue Bonds
0.57%, due 8/15/37 (g)	6,075,000	6,083,455
Nevada 0.6%
County of Washoe NV, Sierra Pacific Power Co., Revenue Bonds
2.05%, due 3/1/36 (b)(g)	3,505,000	3,548,514
State of Nevada Department of Business & Industry, Brightline West Passenger Rail Project, Revenue Bonds
Series A
0.25%, due 1/1/50 (b)(c)(g)	8,500,000	8,501,956
		12,050,470
New Jersey 0.5%
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series D
1.10%, due 11/1/29 (b)(g)	2,035,000	2,042,209
New Jersey Housing & Mortgage Finance Agency, Pilgrim Baptist Village I & II, Revenue Bonds
Insured: HUD SECT 8
1.50%, due 9/1/22 (g)	2,650,000	2,652,755
New Jersey Turnpike Authority, Revenue Bonds (g)
Series C-2
0.55%, due 1/1/22	3,350,000	3,353,606
Series D-1
0.77%, due 1/1/24	2,600,000	2,626,768
		10,675,338
New Mexico 0.1%
City of Farmington NM, Pollution Control, Public Service Company of New Mexico San Juan Project, Revenue Bonds
1.15%, due 6/1/40 (g)	1,000,000	1,021,077
New York 1.4%
Metropolitan Transportation Authority, Revenue Bonds (g)
Insured: AGM
0.584%, due 11/1/32	11,250,000	11,332,265

	Principal Amount	Value
Short-Term Municipal Notes
New York
Metropolitan Transportation Authority, Revenue Bonds (g)
Insured: AGM
0.834%, due 11/1/32	$ 7,500,000	$ 7,642,474
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds
Series F2, Insured: FHA 542 (C)
0.60%, due 5/1/61 (g)	5,000,000	5,022,762
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series 2005B-4A
0.414%, due 1/1/32 (g)	4,500,000	4,501,439
		28,498,940
Ohio 1.2%
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (g)
2.10%, due 7/1/28 (b)	4,000,000	4,188,451
2.10%, due 10/1/28 (b)	10,000,000	10,471,616
2.40%, due 12/1/38	6,210,000	6,589,058
2.50%, due 11/1/42 (b)	2,500,000	2,781,485
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds
0.42%, due 1/1/52 (g)	120,000	120,150
		24,150,760
Pennsylvania 1.0%
County of Allegheny PA, Unlimited General Obligation
Series C, Insured: AGM
0.687%, due 11/1/26 (g)	960,000	964,278
Lehigh County General Purpose Authority, Muhlenberg College Project, Revenue Bonds
0.60%, due 11/1/37 (g)	13,755,000	13,733,018
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
0.697%, due 7/1/27 (g)	2,625,000	2,609,344
Pennsylvania Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Revenue Bonds
Series A
2.25%, due 8/15/41 (g)	250,000	250,176
University of Pittsburgh-of the Commonwealth System of Higher Education, Revenue Bonds
0.38%, due 2/15/24 (g)	2,000,000	2,009,546
		19,566,362
Texas 1.7%
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A-1, Insured: PSF
2.125%, due 2/15/27 (g)	5,025,000	5,028,691
Mission Economic Development Corp., Republic Services, Inc. Project, Revenue Bonds
Series A
(zero coupon), due 5/1/50 (b)(g)	21,500,000	21,500,000
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
0.57%, due 9/15/27 (g)	8,500,000	8,558,725
		35,087,416

	Principal Amount	Value
Short-Term Municipal Notes
Virginia 0.1%
Peninsula Ports Authority, Dominion Terminal Associates Project, Revenue Bonds
1.70%, due 10/1/33 (g)	$ 2,000,000	$ 2,033,540
Washington 0.4%
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Revenue Bonds
1.07%, due 1/1/42 (g)	9,000,000	9,061,998
West Virginia 0.3%
West Virginia Economic Development Authority, Appalachian Power Co. Project, Revenue Bonds
1.00%, due 1/1/41 (b)(g)	5,500,000	5,563,485
Wisconsin 0.8%
Public Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
(zero coupon), due 9/1/27 (b)(g)	12,000,000	12,000,000
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Revenue Bonds
0.47%, due 8/15/54 (g)	3,500,000	3,504,290
		15,504,290
Total Short-Term Municipal Notes (Cost $258,541,184)		261,309,285
Total Municipal Bonds (Cost $1,923,103,489)		1,947,424,635

Long-Term Bonds 0.5%
Corporate Bonds 0.5%
Entertainment 0.1%
Smithsonian Institution
0.895%, due 9/1/22	825,000	827,195
0.974%, due 9/1/23	800,000	804,820
		1,632,015
Healthcare-Services 0.4%
Baptist Health Obligated Group
2.579%, due 12/1/22	350,000	356,034
2.679%, due 12/1/23	400,000	412,201
SSM Health Care Corp.
Series A
3.823%, due 6/1/27	7,642,000	8,666,693
		9,434,928
Total Corporate Bonds (Cost $10,968,549)		11,066,943
Total Long-Term Bonds (Cost $10,968,549)		11,066,943

	Shares	Value
Closed-End Funds 1.0%
California 0.3%
Invesco California Value Municipal Income Trust,1.07%, due 12/1/22 (c)(f)	5,000,000	$ 5,000,000
North Carolina 0.7%
Invesco Municipal Income Opportunities Trust II,1.08%, due 12/1/22 (c)(f)	15,000,000	15,000,000
Total Closed-End Funds (Cost $20,000,000)		20,000,000
Total Investments (Cost $1,954,072,038)	96.2%	1,978,491,578
Other Assets, Less Liabilities	3.8	77,516,149
Net Assets	100.0%	$ 2,056,007,727

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(e)	Delayed delivery security.
(f)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 5 Year Notes	(250)	September 2021	$ (30,920,410)	$ (31,111,328)	$ (190,918)

1.	As of July 31, 2021, cash in the amount of $200,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.

CR—Custodial Receipts
FHA—Federal Housing Administration
ICC—Insured Custody Certificates
MUN GOVT GTD—Municipal Government Guaranteed
NATL—National Public Finance Guarantee Corp.
NATL-RE—National Public Finance Guarantee Corp.
PSF—Permanent School Fund
Q-SBLF—Qualified School Board Loan Fund
SONYMA—State of New York Mortgage Agency
TCRS—Transferable Custodial Receipts
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,686,115,350	$ —	$ 1,686,115,350
Short-Term Municipal Notes	—	261,309,285	—	261,309,285
Total Municipal Bonds	—	1,947,424,635	—	1,947,424,635
Long-Term Bonds
Corporate Bonds	—	11,066,943	—	11,066,943
Total Corporate Bonds	—	11,066,943	—	11,066,943
Closed-End Funds	—	20,000,000	—	20,000,000
Total Investments in Securities	$ —	$ 1,978,491,578	$ —	$ 1,978,491,578
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (190,918)	$ —	$ —	$ (190,918)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Funds Trust
NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2021 (Unaudited)
SECURITIES VALUATION.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2021, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. No securities held by the Funds as of July 31, 2021 were fair valued in such a manner.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. No foreign equity securities held by the Funds as of July 31, 2021 were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
MainStay Defensive ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 292	$ 1,528	$ (1,465)	$ —	$ —	$ 355	$ —(a)	$ —	355

(a)	Less than $500.

MainStay Conservative ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 708	$ 5,081	$ (4,682)	$ —	$ —	$ 1,107	$ —(a)	$ —	1,107

(a)	Less than $500.

MainStay Moderate ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,505	$ 8,846	$ (7,724)	$ —	$ —	$ 2,627	$ —(a)	$ —	2,627

(a)	Less than $500.

MainStay Growth ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 940	$ 3,626	$ (2,822)	$ —	$ —	$ 1,744	$ —(a)	$ —	1,744

(a)	Less than $500.

MainStay Equity ETF Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 490	$ 2,814	$ (2,791)	$ —	$ —	$ 513	$ —(a)	$ —	513

(a)	Less than $500.

MainStay CBRE Global Infrastructure Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,398	$ 59,487	$ (57,514)	$ —	$ —	$ 10,371	$ —(a)	$ —	10,371

(a)	Less than $500.

MainStay CBRE Real Estate Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,422	$ 11,342	$ (11,091)	$ —	$ —	$ 2,673	$ —(a)	$ —	2,673

(a)	Less than $500.